       As filed with the Securities and Exchange Commission on April 14, 1999


                                                               File No. 33-19947
                                                                        811-2627

                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                                      FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.                                 [ ]
                                ------

     Post-Effective Amendment No. 13                             [X]
                                 ------


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

     Amendment No. 28                                            [X]
                  ------


                          HARTFORD LIFE INSURANCE COMPANY
                               DC VARIABLE ACCOUNT-I
                                  and a series of
                          HARTFORD LIFE INSURANCE COMPANY
                                 SEPARATE ACCOUNT TWO
                             (Exact Name of Registrant)

                          HARTFORD LIFE INSURANCE COMPANY
                                (Name of Depositor)

                                   P. O. BOX 2999
                              HARTFORD, CT  06104-2999
                     (Address of Depositor's Principal Offices)

                                   (860) 843-6733
                (Depositor's Telephone Number, Including Area Code)

                              MARIANNE O'DOHERTY, ESQ.
                                HARTFORD LIFE, INC.
                                   P. O. BOX 2999
                              HARTFORD, CT  06104-2999
                      (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

               immediately upon filing pursuant to paragraph (b) of Rule 485
     --------
        X      on May 3, 1999 pursuant to paragraph (b) of Rule 485
     --------
               60 days after filing pursuant to paragraph (a)(1) of Rule 485
     --------
               on _________ pursuant to paragraph (a)(1) of Rule 485
     --------
               this post-effective amendment designates a new effective date
     --------  for a previously filed post-effective amendment.

PURSUANT TO RULE 24F-2(a)(1) UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES.

                               CROSS REFERENCE SHEET
                              PURSUANT TO RULE 495(a)


 N-4 Item No.                                   Prospectus Heading
---------------------------------------      ----------------------------------
                                     PART A  -

1.   Cover Page                              Cover Page

2.   Definitions                             Glossary of Special Terms

3.   Synopsis or Highlights                  Summary

4.   Condensed Financial Information         Accumulation Unit Values

5.   General Description of Registrant,      The Separate Accounts; Hartford
     Depositor, and Portfolio Companies      Life Insurance Company and The
                                             Funds

6.   Deductions                              Contract Charges

7.   General Description of Variable         Death Benefits and Settlement
     Contracts                               Provisions

8.   Annuity Period                          Settlement Provisions

9.   Death Benefit                           Death Benefits

10.  Purchases and Contract Value            The Contracts

11.  Redemptions                             Settlement Provisions

12.  Taxes                                   Federal Tax Considerations

13.  Legal Proceedings                       More Information - Are there any
                                             material legal proceedings
                                             affecting the Separate Accounts?

14.  Table of Contents of the Statement      Table of Contents of the Statement
     of Additional Information               of Additional Information

                                      (PART B)

15.  Cover Page                              Cover Page
16.  Table of Contents                       Table of Contents

17.  General Information and History         Introduction

18.  Services                                None

19.  Purchase of Securities                  Distribution of Contracts
     being Offered

20.  Underwriters                            Distribution of Contracts

21.  Calculation of Performance Data         Calculation of Yield and Return

22.  Annuity Payments                        Annuity Benefits

23.  Financial Statements                    Financial Statements

                                       PART C

24.  Financial Statements and                Financial Statements and
     Exhibits                                Exhibits

25.  Directors and Officers of the           Directors and Officers of the
     Depositor                               Depositor

26.  Persons Controlled by or Under          Persons Controlled by or Under
     Common Control with the Depositor       Common Control with the Depositor
     or Registrant                           or Registrant

27.  Number of Contract Owners               Number of Contract Owners

28.  Indemnification                         Indemnification

29.  Principal Underwriters                  Principal Underwriters

30.  Location of Accounts and Records        Location of Accounts and Records

31.  Management Services                     Management Services

32.  Undertakings                            Undertakings

HARTFORD LIFE INSURANCE COMPANY
GROUP VARIABLE ANNUITY CONTRACTS
ISSUED BY HARTFORD LIFE INSURANCE COMPANY
WITH RESPECT TO DC-I AND DC-II

This Prospectus sets forth information you should know before you purchase or become a Participant under the group variable annuity contract (the "Contract" or "Contracts"). Please read it carefully.

Hartford Life Insurance Company issues the Contracts in connection with Deferred Compensation Plans of tax-exempt and governmental employers. We can also issue the Contracts in connection with certain Qualified Plans of employers (generally tax-exempt and non-tax-exempt).

We hold Contributions to Contracts issued in connection with Deferred Compensation Plans in a Separate Account known as Hartford Life Insurance Company DC Variable Account-I ("DC-I") during the period before annuity payments start. When annuity payments start, Contract values are held in our Separate Account that is known as a series of Hartford Life Insurance Company Separate Account Two ("DC-II"). The Contracts may also contain additional separate accounts not described in this Prospectus. These additional separate accounts are not required to be registered with the Securities and Exchange Commission.

For Contracts issued in connection with Qualified Plans, we hold Contributions in DC-II during the period before annuity payments start and during the period after annuity payments start.

The Contracts may contain a General Account option or a different General Account contract may be issued in conjunction with the Contracts. The General Account option or contract may contain restrictions. The General Account option or contract and these restrictions are not described in this Prospectus. The General Account option or contract is not required to be registered with the Securities and Exchange Commission.

We allocate the Contributions to the "Sub-Accounts" as directed by the Contract Owner or Participant, as applicable. Sub-Accounts are divisions of a Separate Account. The following Sub-Accounts are available under the Contracts. Also listed is the name of the underlying Fund for each Sub-Account.

- Hartford Advisers Sub-Account which purchases shares of Class IA of Hartford Advisers HLS Fund, Inc.
- Hartford Bond Sub-Account which purchases shares of Class IA of Hartford Bond HLS Fund, Inc.

- Calvert Social Balanced Sub-Account which purchases shares of Calvert Social Balanced Portfolio Series of Calvert Variable Series, Inc.
- Hartford Capital Appreciation Sub-Account which purchases shares of Class IA of Hartford Capital Appreciation HLS Fund, Inc.
- Hartford Dividend and Growth Sub-Account which purchases shares of Class IA of Hartford Dividend and Growth HLS Fund, Inc.
- Hartford Index Sub-Account which purchases shares of Class IA of Hartford Index HLS Fund, Inc.
- Hartford International Opportunities Sub-Account which purchases shares of Class IA of Hartford International Opportunities HLS Fund, Inc.
- Hartford Money Market Sub-Account which purchases shares of Class IA of Hartford Money Market HLS Fund, Inc.
- Hartford Mortgage Securities Sub-Account which purchases shares of Class IA of Hartford Mortgage Securities HLS Fund, Inc.
- Hartford Stock Sub-Account which purchases shares of Class IA of Hartford Stock HLS Fund, Inc.

If you decide to become a Contract Owner or a Participant, you should keep this Prospectus for your records. You can also call us at 1-800-528-9009 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about the Contract and, like this Prospectus, is filed with the Securities and Exchange Commission. We have included a Table of Contents for the Statement of Additional Information at the end of this Prospectus.

The Commission doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the Securities and Exchange Commission does these things may be guilty of a criminal offense.

This Prospectus and the Statement of Additional Information can also be obtained from the Securities and Exchange Commissions' website (HTTP://WWW.SEC.GOV).

This group variable annuity contract IS NOT:

-    A bank deposit or obligation
-    Federally insured
-    Endorsed by any bank or governmental agency

Prospectus Dated: May 3, 1999
Statement of Additional Information Dated: May 3, 1999

                         TABLE OF CONTENTS


SECTION                                                                           PAGE
-------                                                                           ----

GLOSSARY OF SPECIAL TERMS........................................................
FEE TABLE........................................................................
SUMMARY..........................................................................
ACCUMULATION UNIT VALUES.........................................................
PERFORMANCE RELATED INFORMATION..................................................
HARTFORD LIFE INSURANCE COMPANY..................................................
THE SEPARATE ACCOUNTS............................................................
THE FUNDS........................................................................
GENERAL ACCOUNT OPTION...........................................................
ADDITIONAL SEPARATE ACCOUNTS OFFERED UNDER THE CONTRACTS.........................
CONTRACT CHARGES.................................................................
   Sales Charge..................................................................
   Is there ever a time when the Sales Charge does not apply?....................
   Mortality, Expense Risk and Administrative Charge.............................
   HIG Employee Sponsored IRA....................................................
   Annual Maintenance Fee........................................................
   Premium Taxes.................................................................
   Experience Rating under the Contracts.........................................
   Charges of the Funds..........................................................
   Plan Related Expenses.........................................................
THE CONTRACTS....................................................................
   The Contracts Offered.........................................................
   Purchase of a Contract........................................................
   Contract Rights and Privileges and Assignments................................
   Pricing and Crediting of Contributions........................................
   May I make changes in the amounts of my Contribution?.........................
   May I transfer assets between the Sub-Accounts?...............................
   Dollar Cost Averaging.........................................................
   How do I know what my Participant Account is worth?...........................
   How are the underlying Fund shares valued?....................................
DEATH BENEFITS...................................................................
   Determination of the Beneficiary..............................................
   Death before the Annuity Commencement Date....................................
   Death on or after the Annuity Commencement Date...............................
SETTLEMENT PROVISIONS............................................................
   Can payment of the Surrender value ever be postponed beyond the seven-day period?....................................................................
   May I Surrender once Annuity Payments have started?...........................
   What are Annuity Rights?......................................................
   How do I elect an Annuity Commencement Date and Annuity payment option?....................................................................
   What is the minimum amount that I may select for an Annuity payment?..........


                                                                              3

   How are Contributions made to establish an Annuity Account?...................
   Can a Contract be suspended by a Contract Owner?..............................
   Annuity Payment Options.......................................................
   How are Variable Annuity payments determined?.................................
FEDERAL TAX CONSIDERATIONS.......................................................
   A. General....................................................................
   B. Hartford and DC-I and DC-II................................................
   C. Information Regarding Tax-Qualified Retirement Plans.......................
   D. Diversification of the Separate Account....................................
   E. Ownership of the Assets of the Separate Account............................
   F. Contracts Owned by Non-Natural Persons.....................................
   G. Annuity Purchases by Nonresident Aliens and Foreign Corporations...........
MORE INFORMATION.................................................................
   Can a Contract be modified? Can Hartford waive any rights under a Contract?...
   How are the Contracts sold?...................................................
   Who is the custodian of the Separate Accounts' assets?........................
   Are there any material legal proceedings affecting the Separate Accounts?.....
   Year 2000.....................................................................
   Are you relying on any experts as to any portion of this Prospectus?..........
   How may I get additional information?.........................................
APPENDIX-ACCUMULATION PERIOD UNDER PRIOR GROUP CONTRACTS.........................

TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION........................

                            GLOSSARY OF SPECIAL TERMS

ACCUMULATION PERIOD: The period before the start of Annuity payments.

ACCUMULATION UNIT: A unit of measure used to calculate Separate Account values before we begin to make Annuity payments to you.

ADMINISTRATIVE OFFICE: Located at 200 Hopmeadow Street, Simsbury, CT 06089. The mailing address for correspondence concerning this Contract is P.O. Box 1583, Hartford, CT 06144-1583, except for overnight or express mail packages, which should be sent to: 200 Hopmeadow Street, Attention: IPD/Retirement Plan Solutions, Simsbury CT 06089.

ANNUAL MAINTENANCE FEE: An annual charge for establishing and maintaining a Participant Account.

ANNUITANT: The person on whose life Annuity payments are based.

ANNUITANT'S ACCOUNT: An account established at the beginning of the Annuity Period for making Annuity payments under the Contracts.

ANNUITY: A series of payments for life or another designated period.

ANNUITY COMMENCEMENT DATE: The date we start to make Annuity payments to you.

ANNUITY PERIOD: The period during which we make Annuity payments to you.

ANNUITY UNIT: A unit of measure in the Separate Account used to calculate the value of Variable Annuity payments we make to you.

BENEFICIARY: The person or persons designated to receive Contract values in the event of the Participant's or Annuitant's death.

CODE: The Internal Revenue Code of 1986, as amended.

COMMISSION: Securities and Exchange Commission.

CONTRACT OWNER: The Employer or entity owning the Contract.

CONTRACT YEAR: A period of 12 months beginning with the effective date of the Contract or with any anniversary of the effective date.

CONTRIBUTION(S): The amount(s) paid or transferred to us by the Contract Owner on behalf of Participants pursuant to the terms of the Contracts.

DATE OF COVERAGE: The date on which we receive the application on behalf of a Participant.

DC VARIABLE ACCOUNT I OR DC-I: Our Separate Account, Hartford Life Insurance Company DC Variable Account-I.

DC VARIABLE ACCOUNT II OR DC-II: Our Separate Account that is a series of Hartford Life Insurance Company Separate Account Two.

DEFERRED COMPENSATION PLAN: A plan established and maintained in accordance with the provisions of section 457 of the Code and the regulations issued thereunder.

EMPLOYER: A governmental or tax-exempt employer maintaining a Deferred Compensation Plan for its employees or an employer sponsoring a Qualified Plan for its employees.

FIXED ANNUITY: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.

GENERAL ACCOUNT: Our General Account that consists of all of our company assets other than those allocated to our separate accounts.

HARTFORD, WE OR US: Hartford Life Insurance Company.

MINIMUM DEATH BENEFIT: The minimum amount payable upon the death of a Participant prior to age 65 and before Annuity payments have started.

PARTICIPANT: A term used to describe, for record keeping purposes, any employee or other eligible person electing to participate in the Deferred Compensation Plan or Qualified Plan of the Employer/Contract Owner.

PARTICIPANT ACCOUNT: An account to which the General Account values and the Separate Account Accumulation Units held by the Contract Owner on behalf of Participant under the Contract are allocated.

PARTICIPANT'S CONTRACT YEAR: A period of twelve (12) months beginning with the Date of Coverage of a Participant and each successive 12-month period.

PLAN: The Deferred Compensation Plan or Qualified Plan of an Employer.

PREMIUM TAX: A tax charged by a state or municipality on premiums, purchase payments or Contract values.

QUALIFIED PLAN: A retirement plan of an Employer that qualifies for special tax treatment under section 401, 403 or 408 of the Code.

SURRENDER:  Any partial or complete withdrawal of Contract values.

TERMINATION VALUE: The value of a Participant's Account on any Valuation Day before the Annuity Commencement Date less any applicable Premium Taxes not already deducted and any applicable contingent deferred sales charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

VARIABLE ANNUITY: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.

                                                     FEE TABLE
                                                      SUMMARY
                                        Contract Owner Transaction Expenses
                                                (All Sub-Accounts)
----------------------------------------------------------------------------------------------- ----------------------
Sales Charge on Purchases (as a percentage of premium payments)                                         None
----------------------------------------------------------------------------------------------- ----------------------
Transfer Fee                                                                                             $ 0
----------------------------------------------------------------------------------------------- ----------------------
Contingent Deferred Sales Charge (as a percentage of amounts withdrawn)
----------------------------------------------------------------------------------------------- ----------------------
Contracts under which variable account Contributions are held under Separate
Account DC-I during the Accumulation Period:
----------------------------------------------------------------------------------------------- ----------------------
         During the First through Sixth Year                                                             5%
----------------------------------------------------------------------------------------------- ----------------------
         During the Seventh through Eighth Year                                                          4%
----------------------------------------------------------------------------------------------- ----------------------
         During the Ninth through Tenth Year                                                             3%
----------------------------------------------------------------------------------------------- ----------------------
         During the Eleventh through Twelfth Year                                                        2%
----------------------------------------------------------------------------------------------- ----------------------
         During the Thirteenth Year and thereafter                                                       0%
----------------------------------------------------------------------------------------------- ----------------------
Contracts under which variable account Contributions are held under Separate
Account DC-II during the Accumulation Period:
----------------------------------------------------------------------------------------------- ----------------------
         During the First through Eighth Year                                                            5%
----------------------------------------------------------------------------------------------- ----------------------
         During the Ninth through Fifteenth Year                                                         3%
----------------------------------------------------------------------------------------------- ----------------------
         During the Sixteenth Year and thereafter                                                        0%
----------------------------------------------------------------------------------------------- ----------------------
Annual Maintenance Fee (DC-I)                                                                           None
----------------------------------------------------------------------------------------------- ----------------------
Annual Maintenance Fee (DC-II)                                                                         $25.00
----------------------------------------------------------------------------------------------- ----------------------
Annual Expenses-Separate Account (as a percentage of average account value)
----------------------------------------------------------------------------------------------- ----------------------
   Mortality and Expense Risk (DC-I) (1)
  (.50% mortality, .15% expense and .25% administration)                                               0.900%
----------------------------------------------------------------------------------------------- ----------------------
   Mortality and Expense Risk (DC-II)                                                                   1.25%
     (.85% mortality, .15% expense and .25% administration)
----------------------------------------------------------------------------------------------- ----------------------


(1) The Mortality and Expense Risk charge under Separate Account DC-I is 0.750% of the average daily net assets of DC-I for Contract values under eligible Contracts that exceed $50 million.

We may eliminate or change the Contingent Deferred Sales Charge and Mortality and Expense Risk charge. See "Experience Rating under the Contracts." We may also deduct a charge for Premium Taxes at the time of Surrender.

We have issued a Contract supported by DC-II to Hartford Fire Insurance Company (a parent of Hartford) for the Hartford Insurance Group Employer Sponsored Individual Retirement Account ("HIG IRA"). We make no deductions from the HIG IRA Contract for mortality and expense charges; however, we deduct 0.15% from the assets of the HIG IRA for certain administrative undertakings. See "HIG Employer Sponsored IRA."

The following table shows annual operating expenses after waiver and reimbursements for December 31, 1998:



                                          ANNUAL FUND OPERATING EXPENSES
                                          (AS A PERCENTAGE OF NET ASSETS)

----------------------------------------------------- -------------------- ------------------------ -------------------------

                                                          MANAGEMENT             OTHER EXPENSES       TOTAL FUND OPERATING
                                                             FEES                (AFTER ANY FEE        EXPENSES (AFTER ANY
                                                         (AFTER ANY                 EXPENSES            FEE WAIVERS AND
                                                          FEE WAIVERS)            REIMBURSEMENT)     EXPENSE REIMBURSEMENT)
 ----------------------------------------------------- -------------------- ------------------------ -------------------------
 Hartford Bond HLS Fund                                     0.482%                 0.021%                    0.503%
----------------------------------------------------- -------------------- ------------------------ -------------------------
 Hartford Stock HLS Fund                                    0.439%                 0.018%                    0.457%
----------------------------------------------------- -------------------- ------------------------ -------------------------
 Hartford Money Market HLS Fund                             0.433%                 0.015%                    0.448%
---------------------------------------------------- -------------------- ------------------------ -------------------------
 Hartford Advisers HLS Fund                                 0.616%                 0.018%                    0.634%
----------------------------------------------------- -------------------- ------------------------ -------------------------
 Hartford Capital Appreciation HLS Fund                     0.623%                 0.019%                    0.642%
----------------------------------------------------- -------------------- ------------------------ -------------------------
 Hartford Mortgage Securities HLS Fund                      0.432%                 0.030%                    0.462%
----------------------------------------------------- -------------------- ------------------------ -------------------------
 Hartford Index HLS Fund                                    0.382%                 0.019%                    0.401%
----------------------------------------------------- -------------------- ------------------------ -------------------------
 Hartford International Opportunities HLS Fund              0.681%                 0.090%                    0.771%
----------------------------------------------------- -------------------- ------------------------ -------------------------
 Calvert Social Balanced Portfolio(1)                       0.700%                 0.180%                    0.880%
----------------------------------------------------- -------------------- ------------------------ -------------------------
 Hartford Dividend and Growth HLS Fund                      0.641%                 0.018%                    0.659%
----------------------------------------------------- -------------------- ------------------------ -------------------------



(1) The figures above for the Calvert Social Balanced Portfolio reflect expenses for fiscal year 1998, and have been restated to reflect the elimination of the performance adjustment in the Portfolio. This restatement includes the addition of 0.01% to the Portfolio. "Other Expenses" reflect an indirect fee. Net fund operating expenses after reductions for fee paid indirectly (again, restated) would be 0.86%.

EXAMPLE DC-I (0.900% Mortality and Expense Risk Charge).

------------------------ ---------------------------------- ---------------------------------- ---------------------------------
                         If you surrender your Contract     If you annuitize your Contract     If you do not surrender your
                         at the end of the applicable       at the end of the applicable       Contract, you would pay the
                         time period, you would pay the     time period, you would pay the     following expenses on a $1,000
                         following expenses on a $1,000     following expenses on a $1,000     investment, assuming a 5%
                         investment, assuming a 5% annual   investment, assuming a 5% annual   annual return on assets:
                         return on assets:                  return on the assets:
------------------------ ---------------------------------- ---------------------------------- ---------------------------------
Sub-Account                1       3        5         10       1      3       5      10       1      3       5          10
                          yr.     yrs.     yrs.      yrs.     yr.    yrs.   yrs.    yrs.     yr.    yrs.    yrs.       yrs.
------------------------ ------- ------- --------- --------- ------ ------- ------ -------- ------ ------- ------- -------------
Hartford Bond             $66    $100     $137      $212     $14     $45    $77     $169    $14     $45     $77       $169
------------------------ ------- ------- --------- --------- ------ ------- ------ -------- ------ ------- ------- -------------
Hartford Stock             66      99      134       207      14      43     75      164     14      43      75        164
------------------------ ------- ------- --------- --------- ------ ------- ------ -------- ------ ------- ------- -------------
Hartford Money Market      66      99      134       206      14      43     74      163     14      43      74        163
------------------------ ------- ------- --------- --------- ------ ------- ------ -------- ------ ------- ------- -------------
Hartford Advisers          67     104      143       226      16      49     84      184     16      49      84        184
------------------------ ------- ------- --------- --------- ------ ------- ------ -------- ------ ------- ------- -------------
Hartford Capital           68     104      144       227      16      49     85      185     16      49      85        185
Appreciation
------------------------ ------- ------- --------- --------- ------ ------- ------ -------- ------ ------- ------- -------------
Hartford Mortgage          66      99      135       207      14      43     75      165     14      43      75        165
Securities
------------------------ ------- ------- --------- --------- ------ ------- ------ -------- ------ ------- ------- -------------
Hartford Index             65      97      132       201      13      41     72      158     13      41      72        158
------------------------ ------- ------- --------- --------- ------ ------- ------ -------- ------ ------- ------- -------------
Hartford International     69     108      150       240      17      53     91      199     17      53      91        199
Opportunities
------------------------ ------- ------- --------- --------- ------ ------- ------ -------- ------ ------- ------- -------------
Calvert Social             70     111      156       252      18      56     97      211     18      56      97        211
Balanced Portfolio
------------------------ ------- ------- --------- --------- ------ ------- ------ -------- ------ ------- ------- -------------
Hartford Dividend and      68     105      145       229      16      50     86      187     16      50      86        187
Growth
------------------------ ------- ------- --------- --------- ------ ------- ------ -------- ------ ------- ------- -------------



     The purpose of this table is to assist you in understanding various costs and expenses that you will bear directly or indirectly. This table reflects expenses of the Separate Account and underlying Funds. Premium taxes may also be applicable.

     This EXAMPLE should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

EXAMPLE DC-I (0.75% Mortality and Expense Risk Charge).

------------------------ ----------------------------------- ------------------------------ ---------------------------------
                         If you surrender your Contract at   If you annuitize your          If you do not surrender your
                         the end of the applicable time      Contract at the end of the     Contract, you would pay the
                         period, you would pay the           applicable time period, you    following expenses on a $1,000
                         following expenses on a $1,000      would pay the following        investment, assuming a 5%
                         investment, assuming a 5% annual    expenses on a $1,000           annual return on assets:
                         return on assets:                   investment, assuming a 5%
                                                             annual return on the assets:
------------------------ ----------------------------------- ------------------------------ ---------------------------------
Sub-Account                1       3        5         10       1      3       5      10       1      3       5        10
                          yr.     yrs.     yrs.      yrs.     yr.    yrs.   yrs.    yrs.     yr.    yrs.    yrs.     yrs.
------------------------ ------- ------- --------- --------- ------ ------- ------ -------- ------ ------- ------- ----------
Hartford Bond             $65     $96     $129      $195     $13     $40    $69     $152    $13     $40     $69      $152
------------------------ ------- ------- --------- --------- ------ ------- ------ -------- ------ ------- ------- ----------
Hartford Stock             64      94      127       190      12      39     67      147     12      39      67       147
------------------------ ------- ------- --------- --------- ------ ------- ------ -------- ------ ------- ------- ----------
Hartford Money Market      64      94      126       189      12      38     66      146     12      38      66       146
------------------------ ------- ------- --------- --------- ------ ------- ------ -------- ------ ------- ------- ----------
Hartford Advisers          66     100      136       210      14      44     76      167     14      44      76       167
------------------------ ------- ------- --------- --------- ------ ------- ------ -------- ------ ------- ------- ----------
Hartford Capital           66     100      136       211      14      44     77      168     14      44      77       168
Appreciation
------------------------ ------- ------- --------- --------- ------ ------- ------ -------- ------ ------- ------- ----------
Hartford Mortgage          64      95      127       191      12      39     67      147     12      39      67       147
Securities
------------------------ ------- ------- --------- --------- ------ ------- ------ -------- ------ ------- ------- ----------
Hartford Index             64      93      124       184      12      37     64      140     12      37      64       140
------------------------ ------- ------- --------- --------- ------ ------- ------ -------- ------ ------- ------- ----------
Hartford International     67     104      143       224      16      48     84      182     16      48      84       182
Opportunities
------------------------ ------- ------- --------- --------- ------ ------- ------ -------- ------ ------- ------- ----------
Calvert Social             68     107      148       236      17      52     89      194     17      52      89       194
Balanced Portfolio
------------------------ ------- ------- --------- --------- ------ ------- ------ -------- ------ ------- ------- ----------
Hartford Dividend and      66     100      137       212      14      45     78      170     14      45      78       170
Growth
------------------------ ------- ------- --------- --------- ------ ------- ------ -------- ------ ------- ------- ----------



The purpose of this table is to assist you in understanding various costs and expenses that you will bear directly or indirectly. This table reflects expenses of the Separate Account and underlying Funds. Premium taxes may also be applicable.

         This EXAMPLE should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

EXAMPLE DC-II   (1.25% Mortality and Expense Risk Charge).

------------------------ ----------------------------------- --------------------------------- ---------------------------------
                         If you surrender your Contract at    If you annuitize your Contract
                         the end of the applicable time       at the end of the applicable     If you do not surrender your
                         period, you would pay the            time period, you would pay       Contract, you would pay the
                         following expenses on a $1,000       the following expenses on a      following expenses on a $1,000
                         investment, assuming a 5% annual     $1,000 investment, assuming a    investment, assuming a 5%
                         return on assets:                    5% annual return of the assets:  annual return on assets:
------------------------ ----------------------------------- --------------------------------- ---------------------------------

Sub-Account                 1        3        5       10        1       3       5       10       1       3       5        10
                           yr.      yrs.    yrs.     yrs.      yr.     yrs.    yrs.    yrs.     yr.     yrs.    yrs.     yrs.
------------------------ --------- ------- -------- -------- -------- ------- ------- -------- ------- ------- ------- ---------
Hartford Bond              $70     $113     $158     $256     $18      $57     $99     $215     $19     $58     $99     $216
------------------------ --------- ------- -------- -------- -------- ------- ------- -------- ------- ------- ------- ---------
Hartford Stock (1)          70      111      156      252      17       56      96      210      18      56      97      211
------------------------ --------- ------- -------- -------- -------- ------- ------- -------- ------- ------- ------- ---------
Hartford Money Market       70      111      155      251      17       55      96      209      18      56      97      210
------------------------ --------- ------- -------- -------- -------- ------- ------- -------- ------- ------- ------- ---------
Hartford Advisers (1)       72      117      164      270      19       61     106      229      20      62     106      230
------------------------ --------- ------- -------- -------- -------- ------- ------- -------- ------- ------- ------- ---------
Hartford Capital            72      117      165      271      19       61     106      229      20      62     107      230
Appreciation (1)
------------------------ --------- ------- -------- -------- -------- ------- ------- -------- ------- ------- ------- ---------
Hartford Mortgage           70      111      156      252      18       56      96      210      18      57      97      211
Securities
------------------------ --------- ------- -------- -------- -------- ------- ------- -------- ------- ------- ------- ---------
Hartford Index (2)          69      110      153      246      17       54      93      203      18      55      94      204
------------------------ --------- ------- -------- -------- -------- ------- ------- -------- ------- ------- ------- ---------
Hartford International      73      121      171      284      21       65     113      243      21      66     113      244
Opportunities
------------------------ --------- ------- -------- -------- -------- ------- ------- -------- ------- ------- ------- ---------
Calvert Social              74      124      176      295      22       68     118      255      23      70     119      255
Balanced Portfolio
------------------------ --------- ------- -------- -------- -------- ------- ------- -------- ------- ------- ------- ---------
Hartford Dividend and       72      117      166      272      20       62     107      231      20      63     108      232
Growth
------------------------ --------- ------- -------- -------- -------- ------- ------- -------- ------- ------- ------- ---------

---------------------
(1) We voluntarily reduce the charge for administrative undertakings in certain sub-accounts in DC-II. The reduced total for mortality, expense risk and administrative undertakings in these sub-accounts is as follows: Hartford Stock, 1.24%; Hartford Advisors, 1.20%; and Hartford Capital Appreciation, 1.21%

(2) We voluntarily limit the applicable charge for mortality, expense risk and administrative undertakings for the Hartford Index Sub-Account so that when combined with the expenses of the underlying Fund, the total does not exceed 1.25%.

The purpose of this table is to assist the you in understanding various costs and expenses that you will bear directly or indirectly. This table reflects expenses of the Separate Account and underlying Funds. Premium taxes may also be applicable.

This EXAMPLE should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

                                     SUMMARY

WHAT ARE THE CONTRACTS?

The Contracts are group variable annuity contracts. They are issued in connection with a Deferred Compensation Plan. We can also issue the Contracts in connection with certain Qualified Plans.

Contract Owners who purchased a prior series of Contracts can make Contributions to such Contracts subject to the terms and provisions of their Contracts. New Participants may be added to existing Contracts of the prior series but no new Contracts of that series will be issued. Prior Contract Owners are referred to the Appendix for a description of the Sales Charges and other expenses applicable to earlier series of Contracts

WHAT IS THE ACCUMULATION PERIOD?

During the Accumulation Period under the Contracts, the Employer makes Contributions to the Contracts that are used to purchase variable Separate Account interests. Contributions allocated to purchase variable interests may, after the deductions described in this Prospectus, be invested in selected Sub-Accounts of the Separate Account.

During the Accumulation Period a Contract Owner or a Participant may allocate monies held in the Separate Account among the available Sub-Accounts of the Separate Account. There may be restrictions under certain circumstances (see "May I transfer assets between Sub-Accounts?").

WHAT ARE THE SALES CHARGES UNDER THE CONTRACT?

We do not deduct at the time Contributions are made to the Contract. We deduct a contingent deferred sales charge ("Sales Charge") from Surrenders of or from the Contract. The amount of the Sales Charge depends on the number of Participant's Contract Years completed with respect to a Participant's Account before the Surrender. It is a percentage of the amount Surrendered. For Contracts under which contributions are held under Separate Account DC I, the Sales Charge is as follows:


PARTICIPANT'S CONTRACT YEARS                         SALES CHARGE
----------------------------                         ------------
During the First through the Sixth Year                    5%
During the Seventh through Eighth Year                     4%
During the Ninth through Tenth Year                        3%
During the Eleventh through Twelfth Year                   2%
Thirteenth Year and thereafter                             0%

For Contracts under which contributions are held under Separate Account DC II, the Sales Charge is as follows:


PARTICIPANT'S CONTRACT YEARS                         SALES CHARGE
----------------------------                         ------------
During the First through the Eighth Year                   5%
During the Ninth through Fifteenth Year                    3%
Thirteenth Year and thereafter                             0%


We may reduce the amount or term of the Sales Charge (see "Experience Rating under the Contracts"). The Sales Charge will never exceed 8.5% of aggregate Contributions to a Participant's Account.

No deduction for Sales Charges will be made in certain cases. (See "Is there ever a time when the Sales Charge does not apply?").

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

MORTALITY, EXPENSE RISK AND ADMINISTRATIVE CHARGE: Because we assume certain risks under the Contract, and we provide certain administrative services, we deduct a daily charge against all Contract values held in the Separate Accounts during the life of the Contract. This is the charge for Mortality, Expense Risk and Administrative Undertakings. The amount of the charge differs between DC-I and DC-II and, with respect to DC-I, depends on the value of the Contract:



                                                        SEPARATE ACCOUNT
                                                      DC-I             DC-II
                                                      ----             -----
Annual rate
   (Contract values of $50,000,000 or less):          0.90%            1.25%
Annual rate
   (Contract values in excess of $50,000,000):        0.75%            1.25%


We will determine eligibility for the lower annual rate in DC-I based on the value of a Contract on the last day of each calendar quarter, each such day a "Test Date". To be eligible, the value of the Contract must exceed $50,000,000 on two successive Test Dates. A reduction in the charge for Mortality, Expense Risk and Administrative Undertakings in DC-I requires a conversion period following a determination of eligibility. The conversion period will generally not exceed three months, depending on Contract Owner cooperation during the conversion period.

ANNUAL MAINTENANCE FEE: We deduct an Annual Maintenance Fee from the value of each Participant Account under a Contract at the end of a Participant's Contract Year. The maximum Annual Maintenance Fee is $25 per year and is currently assessed against any Participant Account value in DC-II. Such fee may be reduced or waived (see "Experience Rating under the Contracts").

IS THERE A DEDUCTION FOR PREMIUM TAXES?

We deduct during the Accumulation Period and Annuity Period, as appropriate, for the payment of any Premium Taxes levied against the Contract by a state or other governmental entity. The range is generally up to 3.50%. (See "Contract Charges").

IS THERE A DEATH BENEFIT?

We will pay a Minimum Death Benefit if a Participant dies before the earlier of
(1) the Participant's 65th birthday or (2) the Annuity Commencement Date. (See "Death Benefits").

WHAT IS THE ANNUITY PERIOD?

At the end of the Accumulation Period, we will allocate Contract values held with respect to Participants' Accounts as directed by the Contract Owner to establish Annuitants' Accounts to provide Fixed and/or Variable Annuities under the Contracts. If applicable, we will also allocate any additional Contributions that a Contract Owner elects to make to the Annuitants' Accounts at the commencement of the Annuity Period, as directed by the Contract Owner.

WHAT ANNUITY PAYMENT OPTIONS ARE AVAILABLE?

When you purchase an Annuity, you may choose one of the following Annuity payment options, or receive a lump sum payment:

LIFE ANNUITY where we make monthly Annuity payments for as long as the Annuitant lives.

- Payments under this option stop upon the death of the Annuitant, even if the Annuitant dies after one payment.

LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant and when the Annuitant dies, we pay any remaining value to the Beneficiary. See Annuity payment Option 3 for a discussion of how the remaining value is determined.

JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, or 100%) of the monthly Annuity payment will continue to be paid to the survivor.

- It is possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, any then remaining balance of proceeds will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- This option does not involve life contingencies and does not provide any mortality guarantee.

- Surrenders are subject to the limitations set forth in the contract and any applicable contingent deferred sales charges.

UNDER ANY OF THE ANNUITY PAYMENT OPTIONS ABOVE, EXCEPT FOR THE PAYMENTS FOR A DESIGNATED PERIOD OPTION (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED AFTER ANNUITY PAYMENTS COMMENCE.

                            ACCUMULATION UNIT VALUES
          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information has been derived from the audited financial statements of the Separate Accounts, which have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and should be read in conjunction with those statements which are included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.


                                                                    Year Ended December 31,
                                   1998      1997      1996      1995    1994     1993      1992       1991      1990     1989
                                   ----      ----      ----      ----    ----     ----      ----       ----      ----     ----
DC-I
Hartford Bond Sub-Account
(INCEPTION DATE AUGUST 3,
   1982)
Accumulation unit value at
   beginning of period......      $4.61    $4.201    $4.099    $3.499   $3.689    $3.388    $3.251     $2.827   $2.640    $2.384
Accumulation unit value at
   end of period............     $4.979    $4.641    $4.201    $4.099   $3.499    $3.689    $3.388     $3.251   $2.827    $2.640
Number accumulation units
   outstanding at end of
   period (in thousands)....     10,752     8.821     8,711     8,630    9,090    10,092    10,253     10,201    9,871     9,462
DC-I
Hartford Stock Sub-Account
(INCEPTION DATE AUGUST 3,
   1982)
Accumulation unit value at
   beginning of period......    $14.413   $11.059    $8.979    $6.773   $6.990    $6.190    $5.695     $4.628   $4.875    $3.916
Accumulation unit value at
   end of period............    $19.085   $14.413   $11.059    $8.979   $6.773    $6.990    $6.190     $5.695   $4.628    $4.875
Number accumulation units
   outstanding at end of
   period (in thousands)....     44,464    44,558    42,224    39,271   39,551    37,542    34,861     32,700   29,962    28,198
DC-I
Hartford Money Market
   Sub-Account
(INCEPTION DATE JUNE 14,
   1982)
Accumulation unit value at
   beginning of period......     $2.861    $2.738    $2.629    $2.515   $2.450    $2.410    $2.354     $2.248   $2.106    $1.954
Accumulation unit value at
   end of period............     $2.987    $2.861    $2.738    $2.629   $2.515    $2.450    $2.410     $2.354   $2.248    $2.106
Number accumulation units
   outstanding at end of
   period (in thousands)....     13,525    11,208     9,609     7,884    9,548     9,298     9,999     10,936   11,181     8,871


                                                                            17

DC-I
Hartford Advisers
   Sub-Account
(INCEPTION DATE MAY 2, 1983)
Accumulation unit value at
   beginning of period......     $5.204    $4.213    $3.649    $2.876   $2.993    $2.700    $2.524     $2.123   $2.123    $1.766
Accumulation unit value at
   end of period............     $6.436    $5.204    $4.213    $3.649   $2.876    $2.993    $2.700     $2.524   $2.123    $2.123
Number accumulation units
   outstanding at end of
   period (in thousands)....    140,627   137,947   136,232   128,415  126,437   119,064   105,648     93,981   84,223    74,660
DC-I
Hartford Capital
   Appreciation Sub-Account
(INCEPTION DATE APRIL 2,
   1984)
Accumulation unit value at
   beginning of period......     $7.952    $6.552    $5.482    $4.257   $4.204    $3.524    $3.050     $2.004   $2.278    $1.858
Accumulation unit value at
   end of period............     $9.109    $7.952    $6.552    $5.482   $4.257    $4.204    $3.524     $3.050   $2.004    $2.278
Number accumulation units
   outstanding at end of
   period (in thousands)....     56,416    62,609    59,279    52,278   46,086    36,598    25,900     19,437   15,293    13,508
DC-I
Hartford Mortgage
   Securities Sub-Account
(INCEPTION DATE JANUARY 15,
   1985)
Accumulation unit value at
   beginning of period......     $2.628    $2.430    $2.335    $2.034   $2.093    $1.993    $1.929     $1.702   $1.571    $1.406
Accumulation unit value at
   end of period............     $2.783    $2.628    $2.430    $2.335   $2.034    $2.093    $1.993     $1.929   $1.702    $1.571
Number accumulation units
   outstanding at end of
   period (in thousands)....      8,947     9,204    10,597    11,067   10,782    11,722    12,046     11,855   10,291     8,919
DC-I
Hartford Index Sub-Account
(INCEPTION DATE JUNE 3,
   1987)
Accumulation unit value at
   beginning of period......     $1.907    $1.520    $2.353    $1.738   $1.735    $1.605    $1.522     $1.190   $1.255    $0.975
Accumulation unit value at
   end of period............     $2.392    $1.907    $1.520    $2.353   $1.738    $1.735    $1.605     $1.522   $1.190    $1.255
Number accumulation units
   outstanding at end of
   period (in thousands)....     81,407    67,788    49,989    19,816   15,356    13,489    11,720      8,519    6,350     3,639
DC-I
Calvert Social  Balanced
   Portfolio Sub-Account
(INCEPTION DATE JANUARY 25,
   1989)
Accumulation unit value at
   beginning of period......     $2.563    $2.152    $1.929    $1.504   $1.573    $1.475    $1.388     $1.207   $1.173    $1.000
Accumulation unit value at
   end of period............     $2.955    $2.563    $2.152    $1.929   $1.504    $1.573    $1.475     $1.388   $1.207    $1.173
Number accumulation units
   outstanding at end of
   period (in thousands)....     11,080    10.795    10,160     9,009    7,899     7,199     5,215      3,508    2,036       629

                                                                    Year Ended December 31,
                                   1998      1997      1996      1995    1994     1993      1992       1991      1990     1989
                                   ----      ----      ----      ----    ----     ----      ----       ----      ----     ----
DC-I
Hartford International
   Opportunities
   Sub-Account
(INCEPTION DATE JULY 2,
   1990)
Accumulation unit value
   at beginning of period        $1.481    $1.488    $1.330    $1.181   $1.220    $0.924    $0.979     $0.877   $1.000     _
Accumulation unit value
   at end of period...           $1.662    $1.459    $1.488    $1.330   $1.181    $1.220    $0.924     $0.979   $0.877     _
Number accumulation units
   outstanding at end of
   period (in thousands)         32,407    38,369    43,558    35,671   38,270    19,894     8,061      4,663    2,564     _
DC-I
Hartford Dividend and
   Growth Sub-Account
(INCEPTION DATE MAY 1,
   1995)
Accumulation unit value
   at beginning of period        $1.949    $1.490    $1.224    $1.000    _        _         _          _          _        _
Accumulation unit value
   at end of period...            $2.50    $1.949    $1.490    $1.224    _        _         _          _          _        _
Number accumulation units
   outstanding at end of
   period (in thousands)         36,162    37,647    20,897    6,317     _        _         _          _          _        _
DC-II (1.25%)
Hartford Bond Sub-Account
(INCEPTION DATE AUGUST
   25, 1982)
Accumulation unit value
   at beginning of period        $4.604    $4.187    $4.095    $3.500   $3.689    $3.389    $3.251     $2.827   $2.641    $2.385
Accumulation unit value
   at end of period...           $4.917    $4.604    $4.187    $4.095   $3.500    $3.689    $3.389     $3.251   $2.827    $2.641
Number accumulation units
   outstanding at end of
   period (in thousands)          1,804     1,606     1,655     1,368    1,123       992       816        732      724       594
DC-II (1.25%)
Hartford Stock Sub-Account
(INCEPTION DATE JUNE 29,
   1982)
Accumulation unit value
   at beginning of period       $14.295   $11.017    $8.968    $6.771   $6.988    $6.188    $5.694     $4.627   $4.874    $3.915
Accumulation unit value
   at end of period...          $18.846   $14.295   $11.017    $8.968   $6.771    $6.988    $6.188     $5.694   $4.627    $4.874
Number accumulation units
   outstanding at end of
   period (in thousands)          4,483     5,082     4,885     4,413    3,885     3,181     2,517      1,885    1,467     1,156


                                                                            19

DC-II (1.25%)
(INCEPTION DATE JUNE 29,
   1982)
Hartford Money Market
   Sub-Account
Accumulation unit value
   at beginning of period        $2.834    $2.725    $2.624    $2.512   $2.447    $2.407    $2.351     $2.245   $2.103    $1.951
Accumulation unit value
   at end of period...           $2.947    $2.834    $2.725    $2.624   $2.512    $2.447    $2.407     $2.351   $2.245    $2.103
Number accumulation units
   outstanding at end of
   period (in thousands)          1,567     1,473     1,333       989      905       886       884        929      881       718
DC-II (1.25%)
Hartford Advisers
   Sub-Account
(INCEPTION DATE MAY 2,
   1983)
Accumulation unit value
   at beginning of period        $5.168    $4.201    $3.647    $2.876   $2.993    $2.700    $2.524     $2.123   $2.123    $1.766
Accumulation unit value
   at end of period...           $6.366    $5.168    $4.201    $3.647   $2.876    $2.993    $2.700     $2.524   $2.123    $2.123
Number accumulation units
   outstanding at end of
   period (in thousands)          8,737    10,299    10,505     9,212    8,279     7,023     7,323      6,220    5,565     5,227
DC-II (1.25%)
 Hartford Capital
   Appreciation
   Sub-Account
(INCEPTION DATE APRIL 2,
   1984)
Accumulation unit value
   at beginning of period        $7.896    $6.533    $5.478    $4.257   $4.204    $3.524    $3.050     $2.004   $2.278    $1.858
Accumulation unit value
   at end of period...           $9.001    $7.896    $6.533    $5.478   $4.257    $4.204    $3.524     $3.050   $2.004    $2.278
Number accumulation units
   outstanding at end of
   period (in thousands)          7,529    11,032    10,979     9,081    6,923     4,940     3,276      2,113    1,455     1,037
DC-II (1.25%)
Hartford Mortgage
   Securities  Sub-Account
(INCEPTION DATE JANUARY
   15, 1985)
Accumulation unit value
   at beginning of period        $2.606    $2.421    $2.333    $2.034   $2.093    $1.993    $1.929     $1.702   $1.571    $1.406
Accumulation unit value
   at end of period...           $2.747    $2.606    $2.421    $2.333   $2.034    $2.093    $1.993     $1.929   $1.702    $1.571
Number accumulation units
   outstanding at end of
   period (in thousands)            891     1,035     1,141     1,149      994       942       802        736      582       845


                                                                    Year Ended December 31,
                                   1998      1997      1996      1995    1994     1993      1992       1991      1990     1989
                                   ----      ----      ----      ----    ----     ----      ----       ----      ----     ----
DC-II (1.25%)
Hartford Index
   Sub-Account
(INCEPTION DATE JUNE
   3, 1985)
Accumulation unit
   value at beginning
   of period..........           $3.745    $2.848    $2.353    $1.738   $1.735    $1.605    $1.522     $1.190   $1.255    $0.975
Accumulation unit
   value at end of
   period.............           $4.755    $3.745    $2.848    $2.353   $1.738    $1.735    $1.605     $1.522   $1.190    $1.255
Number accumulation
   units outstanding
   at end of period
   (in thousands).....            6,393     5,415     4,378     3,153    2,376     1,862     1,437        871      595       275
DC-II (1.25%)
Calvert Social
   Balanced Portfolio
   Sub-Account
(INCEPTION DATE
   JANUARY 25, 1989)
Accumulation unit
   value at beginning
   of period..........           $2.396    $2.021    $1.817    $1.417   $1.483    $1.391    $1.308     $1.138   $1.106    $1.000
Accumulation unit
   value at end of
   period.............           $2.750    $2.396    $2.021    $1.817   $1.417    $1.483    $1.391     $1.308   $1.138    $1.106
Number accumulation
   units outstanding
   at end of period
   (in thousands).....            1,263     1,291     1,193       923      693       498       317        187       94        18
DC-II (1.25%)
Hartford International
   Opportunities
   Sub-Account
(INCEPTION DATE JULY
   2, 1990)
Accumulation unit
   value at beginning
   of period..........           $1.469    $1.483    $1.329    $1.181   $1.220    $0.924    $0.979     $0.877   $1.000     _
Accumulation unit
   value at end of
   period.............           $1.641    $1.469    $1.483    $1.329   $1.181    $1.220    $0.924     $0.979   $0.877     _
Number accumulation
   units outstanding
   at end of period
   (in thousands).....            4,166     5,864     5,996     4,520    3,640     1,495       553        220       52     _
DC-II (1.25%)
Hartford Dividend and
   Growth  Sub-Account
(INCEPTION DATE MAY 1,
   1995)
Accumulation unit
   value at beginning
   of period..........           $1.933    $1.490    $1.223    $1.000    _         _         _          _        _        _
Accumulation unit
   value at end of
   period.............           $2.222    $1.933    $1.490    $1.223    _         _         _          _        _        _
Number accumulation
   units outstanding
   at end of period
   (in thousands).....            8,150     6,877     3,874       558    _         _         _          _        _        _

                         PERFORMANCE RELATED INFORMATION

Each Separate Account may advertise certain performance related information concerning its Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

Hartford Advisers, Hartford Bond, Calvert Social Balanced, Hartford Capital Appreciation, Hartford Dividend and Growth, Hartford Index, Hartford International Opportunities, Hartford Money Market, Hartford Mortgage Securities, and Hartford Stock Sub-Accounts may include total return in advertisements or other sales material.

When a Sub-Account advertises its STANDARDIZED TOTAL RETURN, it will usually be calculated for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any contingent deferred sales charge which would be payable if the investment were redeemed at the end of the period). Total return figures are net of all Fund level management fees and charges and the charge for mortality, expense risk and administrative undertakings.

The Separate Accounts may also advertise NON-STANDARD TOTAL RETURNS THAT PRE-DATE THE INCEPTION DATE OF THE SEPARATE ACCOUNTS. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charges and the Annual Maintenance Fee, where applicable, are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized total returns.

Hartford Bond and Hartford Mortgage Securities Sub-Accounts may advertise YIELD IN ADDITION TO TOTAL RETURN. The yield will be computed in the following manner: The net investment income per unit earned during a recent 30 day period is divided by the unit value on the last day of the period. This figure reflects the recurring charges on the Separate Account level including the charge for mortality, expense risk, administrative undertakings and the Annual Maintenance Fee, where applicable.

Hartford Money Market Sub-Account may advertise YIELD AND EFFECTIVE YIELD. The yield of the Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, I.E. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges on the Separate Account level including the charge for mortality, expense risk, administrative undertakings and the Annual Maintenance Fee, where applicable.

The Separate Accounts may disclose yields for periods prior to the date the Separate Accounts commenced operations. For periods prior to the date that the Separate Accounts commenced operations, performance information for the Sub-Accounts will be calculated based on the performance of the underlying Funds and the assumption that the Sub-Accounts were in existence for the same periods as those of the underlying Funds, with a level of charges equal to those currently assessed against the Sub-Accounts. No yield disclosure for periods prior to the date of the Separate Accounts will be used without yield disclosure for periods as of the inception of the Separate Accounts.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.


                         HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 1583, Hartford, CT 06144-1583. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.


                                                HARTFORD'S RATINGS

---------------------------------------- -------------------- ------------- ----------------------------
                                              EFFECTIVE
         RATING AGENCY                      DATE OF RATING       RATING           BASIS OF RATING
---------------------------------------- -------------------- ------------- ----------------------------
A.M. Best and Company, Inc.                    1/1/99              A+       Financial performance
---------------------------------------- -------------------- ------------- ----------------------------
Standard & Poor's                              6/1/98              AA       Insurer financial strength
---------------------------------------- -------------------- ------------- ----------------------------
Duff & Phelps                                12/21/98              AA+      Claims paying ability
---------------------------------------- -------------------- ------------- ----------------------------

                             THE SEPARATE ACCOUNTS

Hartford Life Insurance Company Separate Account DC Variable Account-I ("DC-I") and a series of Hartford Life Insurance Company Separate Account Two ("DC-II") are where we set aside and invest assets of some of our annuity contracts, including the Contracts. We hold Contributions to Contracts issued in connection with Deferred Compensation Plans in DC-I during the Accumulation Period and in DC-II during the Annuity Period. We hold Contributions to Contracts issued in connection with Qualified Plans in DC-II during both the Accumulation Period and the Annuity Period. The assets of DC-I and DC-II were transferred from Hartford Variable Annuity Life Insurance Company Separate Account DC-I and Separate Account DC-II, respectively, on December 31, 1987.


Each Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the Commission of the management or the investment practices of the Separate Accounts or Hartford.

Each Separate Account meets the definition of "separate account" under federal securities law. Each Separate Account holds only assets for variable annuity contracts. Each Separate Account, respectively:

- Holds assets for the benefit of Participants and Contract Owners, and the persons entitled to the payments described in the Contract.
- Is not subject to the liabilities arising out of any other business Hartford may conduct.
- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other separate accounts.
- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other contracts offered by the Separate Account which are not described in this Prospectus.
- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

WE DO NOT GUARANTEE THE INVESTMENT RESULTS OF THE SEPARATE ACCOUNTS. THERE IS NO ASSURANCE THAT THE VALUE OF YOUR PARTICIPANT ACCOUNT WILL EQUAL THE TOTAL OF THE CONTRIBUTIONS MADE TO YOUR PARTICIPANT ACCOUNT.

                                    THE FUNDS

We sponsor and administer each Hartford HLS Fund. They are incorporated under the laws of the State of Maryland. They are each registered with the Securities and Exchange Commission as an open-end management investment company. The shares of each Hartford HLS Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this Contract.

HL Investment Advisors, LLC ("HL Advisors") serves as the investment adviser to each Hartford HLS Fund. Wellington Management Company, LLP ("Wellington Management") and The Hartford Investment Management Company, Inc. ("HIMCO"), serve as sub-investment advisors and provide day to day investment services.

Calvert Asset Management Company serves as investment advisor and manages the fixed-income portion of the Calvert Social Balanced Portfolio. The sub-advisor to the Portfolio is NCM Capital Management Group, Inc. ("NCM"). NCM manages the equity portion of the Portfolio.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Fund's expenses are more fully described in the accompanying Fund's prospectuses and Statements of Additional Information, which may be ordered from us. The Fund's prospectuses should be read in conjunction with this Prospectus before investing.

THESE FUNDS MAY NOT BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

The investment goals of each of the Funds are as follows:

                               HARTFORD HLS FUNDS

HARTFORD ADVISERS HLS FUND: Seeks maximum long-term total rate of return by investing in common stocks and other equity securities, bonds and other debt securities, and money market instruments. Sub-advised by Wellington Management.

HARTFORD BOND HLS FUND: Seeks maximum current income consistent with preservation of capital by investing primarily in fixed-income securities. Up to 20% of the total assets of this Fund may be invested in debt securities rated in the highest category below investment grade ("Ba" by Moody's Investor Services, Inc. or "BB" by Standard & Poor's) or, if unrated, are determined to be of comparable quality by the Fund's investment adviser. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the section in the accompanying prospectus for each of the Hartford HLS Funds entitled "Hartford Bond HLS Fund, Inc. - Investment Policies." Sub-advised by HIMCO.

HARTFORD CAPITAL APPRECIATION HLS FUND: Seeks growth of capital by investing in equity securities selected solely on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

HARTFORD DIVIDEND AND GROWTH HLS FUND: Seeks a high level of current income consistent with growth of capital by investing primarily in divided paying equity securities. Sub-advised by Wellington Management.

HARTFORD INDEX HLS FUND: Seeks to provide investment results which approximate the price and yield performance of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index.* Sub-advised by HIMCO.

          * "Standard & Poor's-Registered Trademark-", "S&P-Registered Trademark-", "S&P 500-Registered Trademark-", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Hartford Life Insurance Company and affiliates. Hartford Index HLS Fund, Inc. ("Index Fund") is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Index Fund.

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND: Seeks growth of capital by investing primarily in equity securities issued by non-U.S. companies. Sub-advised by Wellington Management.

HARTFORD MORTGAGE SECURITIES HLS FUND: Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities, including securities issued by the Government National Mortgage Association. Sub-advised by HIMCO.

HARTFORD STOCK HLS FUND: Seeks long-term growth by investing primarily in equity securities. Sub-advised by Wellington Management.

HARTFORD MONEY MARKET HLS FUND: Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by HIMCO.

                                  CALVERT FUND

CALVERT SOCIAL BALANCED PORTFOLIO: Seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity and which satisfy the investment and social criteria.

                                    ALL FUNDS

Hartford Advisers Sub-Account was not available under Contracts issued prior to May 2, 1983. Hartford Capital Appreciation Sub-Account was not available under Contracts issued prior to May 1, 1984. Hartford Mortgage Securities Sub-Account was not available under Contracts issued prior to January 15, 1985. Hartford Index Sub-Account was not available under Contracts issued prior to May 1, 1987. Hartford Dividend and Growth Sub-Account was not available under Contracts issued prior to May 1, 1995. Funds not available prior to the issue date of a Contract may be requested in writing by the Contract Owner.

MIXED AND SHARED FUNDING: Shares of the Funds are sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance contracts, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another Fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS: We are the legal owners of all Fund shares held in the Separate Accounts and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify the Contract Owner of any Fund shareholders' meeting if the shares held for the Contract may be voted;
- Send proxy materials and a form of instructions to the Contract Owner that may be used to tell us how to vote the Fund shares held for the Contract;
-   arrange for the handling and tallying of proxies received from Contract
    Owners;
- Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner; and
- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. Contract Owners may attend any shareholder meeting at which shares held for their Contract may be voted.

During the Annuity Period under a Contract, the number of votes will decrease as the assets held to fund the Annuity benefits will decrease.

SUBSTITUTION, ADDITION OR DELETION OF FUNDS, SEPARATE ACCOUNTS AND/OR SUB-ACCOUNTS: We reserve the right, subject to any applicable law, to substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account. Substitution may occur if shares of the Fund(s) become unavailable or due to changes in applicable law or interpretations of law or as we deem appropriate. Current law requires notification to you of any such substitution and approval of the

Securities and Exchange Commission. We also reserve the right, subject to any applicable law, to offer additional Sub-Accounts with differing investment objectives, and to make existing Sub-Account options unavailable under the Contracts in the future.

We may offer additional separate account options from time to time under these Contracts. Such new options will be subject to the then in effect charges, fees, and or transfer restrictions for the Contracts for such additional separate accounts.

                             GENERAL ACCOUNT OPTION

IMPORTANT INFORMATION YOU SHOULD KNOW: THE PORTION OF THE CONTRACT RELATING TO THE GENERAL ACCOUNT OPTION IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE GENERAL ACCOUNT OPTION IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). NEITHER THE GENERAL ACCOUNT OPTION NOR ANY INTEREST IN THE GENERAL ACCOUNT OPTION IS SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE GENERAL ACCOUNT OPTION.

The General Account option is part of our General Account that includes our company assets.

DECLARED RATE OF INTEREST - We credit interest on Contributions made to the General Account at a rate we declare for the calendar quarter in which they are received. We determine the declared interest rate for any quarter. We may change the declared interest rate for any subsequent quarter in our discretion.

We will guarantee the declared interest rate for any quarter to the end of that calendar year. Any change in the declared interest rate will be declared before the start of the quarter.

GUARANTEED RATE OF INTEREST - For each subsequent calendar year, we will credit each Contribution with interest at a rate guaranteed for the entire year (the "Guaranteed Interest Rate"). The Guaranteed Interest Rate for a calendar year will be determined at the end of the preceding calendar year. We may, from time to time, credit interest at rates in excess of the Guaranteed Interest Rate.

DISTRIBUTIONS AND TRANSFERS - We generally process distributions and transfers from the General Account within a reasonable period of time after we receive a Participant request at our Administrative Office. However, under certain conditions, transfers from the General Account may be limited or deferred. Distributions may be subject to a contingent deferred sales charge and may be deferred or subject to a market value adjustment.

            ADDITIONAL SEPARATE ACCOUNTS OFFERED UNDER THE CONTRACTS

IMPORTANT INFORMATION YOU SHOULD KNOW: THE CONTRACTS MAY CONTAIN ADDITIONAL SEPARATE ACCOUNTS. THE PORTION OF THE CONTRACT RELATING TO ADDITIONAL SEPARATE ACCOUNTS IS NOT REGISTERED UNDER THE 1933 ACT AND THE ADDITIONAL SEPARATE ACCOUNTS ARE NOT REGISTERED AS INVESTMENT COMPANIES UNDER THE 1940 ACT. NEITHER THE ADDITIONAL SEPARATE ACCOUNTS NOR ANY INTEREST IN THE ADDITIONAL SEPARATE ACCOUNTS IS SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING ANY OF THE ADDITIONAL SEPARATE ACCOUNTS. THE FOLLOWING DISCLOSURE ABOUT THE ADDITIONAL SEPARATE ACCOUNTS MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Additional separate accounts may be offered under the Contracts. These separate accounts and their sub-accounts are not described in this Prospectus. Contract fees and charges will generally apply, including contingent deferred sales charges, mortality expense risk and administrative charges, and other charges. These charges may be similar to or different from the fees and charges described in this Prospectus with respect to the Separate Accounts. If additional separate accounts are available under a Contract, you may allocate Contract values to sub-accounts within the additional separate accounts, subject to any restrictions that may apply. Call 1-800-528-9009 for more information on additional separate accounts.

                                CONTRACT CHARGES

SALES CHARGE: The purpose of the Sales Charge is to cover expenses relating to the sale and distribution of the Contracts, including:

-   the cost of preparing sales literature,

- commissions and other compensation paid to distributing organizations and their sales personnel, and

-   other distribution related activities.

If the Sales Charge is not sufficient to cover sales and distribution expenses, we pay those expenses from our general assets, including surplus. Surplus might include profits resulting from unused mortality and expense risk charges.

There is no deduction for Sales Charge at the time Contributions are made to the Contract. The Sales Charge is deducted from Surrenders of or from the Contract. The amount of the Sales Charge depends on the number of Participant's Contract Years completed with respect to a Participant's Account before the Surrender. It is a percentage of the amount Surrendered. For Contracts for which contributions are held under DC-I during the Accumulation Period, the following Sales Charges will be deducted as follows:



PARTICIPANT'S CONTRACT YEARS                                  SALES CHARGE
----------------------------                                  ------------
During the First through the Sixth Year                            5%
During the Seventh through Eighth Year                             4%
During the Ninth through Tenth Year                                3%
During the Eleventh through Twelfth Year                           2%
During the Thirteenth Year and thereafter                          0%


For Contracts for which contributions are held under DC-II during the Accumulation Period, the following Sales Charges will be deducted as follows:


PARTICIPANT'S CONTRACT YEARS                                  SALES CHARGE
----------------------------                                  ------------
During the First through the Eighth Year                           5%
During the Ninth through Fifteenth Year                            3%
During the Sixteenth Year and thereafter                           0%


We may reduce the amount or term of the Sales Charge (see "Experience Rating under the Contracts"). The Sales Charge will never exceed 8.5% of aggregate Contributions to a Participant's Account.

When you request a full Surrender, the Sales Charge is deducted from the amount Surrendered and the balance is paid to you.

       - Example: You request a full Surrender when the value of your Participant Account is $1,000 and the applicable Sales Charge is 5%:
          Your Sub-Account(s) will be surrendered by $1,000 and you will receive $950 (i.e., the $1,000 Surrender less the 5% Sales Charge.

If you request a partial Surrender and ask for a specific dollar amount, the Sales Charge will be calculated on the total amount that must be withdrawn from your Sub-Account(s) to provide you with the amount requested.

       -  Example: You ask for $1,000 when the applicable Sales Charge is 5%:
          Your Sub-Account(s) will be reduced by $1,052.63 (i.e., a total withdrawal of $1,052.63 made up of $52.63 in Sales Charge plus the $1,000 you requested). The net amount of $1,000 is paid to you.

IS THERE EVER A TIME WHEN THE SALES CHARGE DOES NOT APPLY?

We will waive the Sales Charge for certain Eligible Surrenders. An Eligible Surrender is a withdrawal that is (1) made because of a Qualifying Event and
(2) payable directly to the Participant, or if applicable, the Beneficiary. A Qualifying Event is the Participant's:

-   death;

-   financial hardship, as defined in the Plan;

-   separation from service; or

-   retirement.

A transfer to a Plan funding vehicle issued by another investment provider is not an Eligible Surrender. The Sales Charge does not apply to a transfer of Contract values from this Contract to another group annuity contract issued by us or one of our affiliates. This waiver may not be available in all States.

No deduction for the Sales Charge will apply to a transfer to a Related Participant Directed Account Option. A "Related Participant Directed Account Option" is a Participant directed investment account under the Plan that you identify and we accept for the purpose of participant-directed transfers of amounts from the Contract for investment outside of the Contract. The Related Participant Directed Account Option may not be available in all states.

MORTALITY, EXPENSE RISK AND ADMINISTRATIVE CHARGE: Because we assume certain risks under the Contract, and we provide certain administrative services, we deduct a daily charge against all Contract values held in the Separate Accounts during the life of the Contract. The amount of the charge differs between DC-I and DC-II and, with respect to DC-I, depends on the value of the Contract:


                                                           SEPARATE ACCOUNT
                                                           ----------------
                                                         DC-I           DC-II
                                                         ----           -----
Annual rate
   (Contract values of $50,000,000 or less):             0.90%          1.25%
Annual rate
   (Contract values in excess of $50,000,000):           0.75%          1.25%


We will determine eligibility for the lower annual rate in DC-I based on the value of a Contract on the last day of each calendar quarter, each such day a "Test Date". To be eligible, the value of the Contract must exceed $50,000,000 on two successive Test Dates. A reduction in the charge for Mortality, Expense Risk and Administrative Undertakings in DC-I requires a conversion period following a determination of eligibility. The conversion period will generally not exceed three months, depending on Contract Owner cooperation during the conversion period.

Although Variable Annuity payments made under the Contracts will vary in accordance with the investment performance of the underlying Fund shares held in the Sub-Account(s), the payments will not be affected by (a) our actual mortality experience among Annuitants before or after the Annuity Commencement Date or (b) our actual expenses, including certain administrative expenses, if greater than the deductions provided for in the Contracts because of our expense and mortality undertakings.

There are two types of mortality risks:

-   mortality risks during the Accumulation Period

-   mortality risks during the Annuity Period

We take a mortality risk in the Accumulation Period because we assume the mortality risk for the death benefit in event of the death of an Annuitant before commencement of Annuity payments, in periods of declining value.

We take a mortality risk during the Annuity Period because we agree to make monthly Annuity payments (determined in accordance with the 1983a Individual Annuitant Mortality Table and other provisions contained in the Contract) to Annuitants regardless of how long an Annuitant may live, and regardless of how long all Annuitants as a group may live. We also assume the liability for payment of a minimum death benefit under the Contract. These mortality undertakings are based on our determination of expected mortality rates among all Annuitants. If actual experience among Annuitants during the Annuity payment period deviates from our actuarial determination of expected mortality rates among Annuitants because, as a group, their longevity is longer than anticipated, we must provide amounts from our general funds to fulfill our contractual obligations. We will bear the loss in such a situation.

The administrative undertaking provided by Hartford assures the Contract Owner that administration will be provided throughout the entire life of the Contract.

We may reduce the rate charged for the mortality, expense risk and administrative undertakings under the Contracts (see "Experience Rating under the Contracts"). The rate charged for the mortality, expense risk, and administrative undertakings may be periodically increased but will not exceed 2.00% per year, provided, however, that no such increase will occur unless the Commission first approves such increase.

HIG EMPLOYER SPONSORED IRA: We have issued a Contract to Hartford Fire Insurance Company (a parent company of Hartford) who acts as custodian for the Hartford Insurance Group ("HIG") Employer Sponsored Individual Retirement Account ("HIG IRA"). We do not deduct mortality and expense charges from the Separate Account's assets in connection in the HIG IRA; however we make a deduction of 0.15% from the assets of the HIG IRA for certain administration undertakings. All costs of the mortality and expense undertakings and the reduction in charges for the administrative undertakings are being assumed by HIG since this plan is only available to HIG employees and is intended to be an additional benefit to eligible HIG employees. The HIG IRA is not unfairly discriminatory against any person, including the affected Contract Owners or Participants, in that the HIG IRA does not affect present or future charges, rights, benefits or contract values.

ANNUAL MAINTENANCE FEE: We deduct an Annual Maintenance Fee from the value of each Participant Account under the Contracts. Currently, there is an Annual Maintenance Fee of $25 assessed against any Participant's Account value in Separate Account DC-II. The Annual Maintenance Fee may be reduced or waived (see "Contract Charges - Experience Rating Under the Contracts").

PREMIUM TAXES: We deduct a charge for Premium Tax, if applicable, imposed by state or other governmental entity. Certain states and municipalities impose a Premium Tax, generally ranging up to 3.50%. In some cases, Premium Taxes are deducted at the time purchase payments are made; in other cases Premium Tax is assessed at the time of annuitization. We will pay Premium Taxes at the time imposed under applicable law. At our sole discretion, we may deduct Premium Taxes at the time we pay such taxes to the applicable taxing authorities, at the time the Contract is surrendered, at the time a death benefit is paid, or at the time a Participant annuitizes.

EXPERIENCE RATING UNDER THE CONTRACTS: We may apply experience credits under a Contract based on investment, administrative, mortality or other factors, including, but not limited to (1) the total number of Participants, (2) the sum of all Participants' Account values, (3) the allocation of Contract values between the General Account and the Separate Accounts under the Contract, (4) present or anticipated levels of Contributions, distributions, transfers, administrative expenses or commissions, and (5) whether we are the exclusive annuity contract provider. Experience credits can take the form of a reduction in the deduction for mortality, expense risk and administrative undertakings, a reduction in the term or amount of any applicable Sales Charges, an increase in the rate of interest credited under the Contract, a payment to be allocated as directed by the Contract Owner, or any combination of the foregoing. We may apply experience credits either prospectively or retrospectively. We may apply and allocate experience credits in such manner as we deem appropriate. Any such credit will not be unfairly discriminatory against any person, including the affected Contract Owners or Participants. Experience credits have been given in certain cases. Participants in Contracts receiving experience credits will receive notification regarding such credits. Experience credits may be discontinued at our sole discretion in the event of a change in applicable factors.

CHARGES OF THE FUNDS: The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

PLAN RELATED EXPENSES: We can agree with the Contract Owner to be directed to deduct amounts from the assets under a Contract to pay certain administrative expenses or other Plan related expenses including, but not limited to, fees to consultants, auditors and other Plan service providers. We will deduct and pay such amounts to the Contract Owner or as directed by the Contract Owner. We may agree to include such amounts as an adjustment to the charge for administrative undertakings for a Separate Account.

                                  THE CONTRACTS

THE CONTRACTS OFFERED: The Contracts are group variable annuity contracts. They are designed to fund certain Deferred Compensation Plans established under section 457 of the Code for employees and other eligible service providers of states and their political subdivisions and certain other organizations exempt from taxation. The Contracts may also be issued in connection with certain Qualified Plans, including annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to section 403(b) of the Code.

For Deferred Compensation Plans established under section 457 of the Code for the benefit of any organization that is exempt from the federal income tax, other than a governmental unit, all amounts of compensation deferred under the Plan, all property and rights purchased with such amounts, and all income attributable to such amounts, property, or rights, remain (until made available to a Participant or other Beneficiary) solely the property and the rights of the Contract Owner (without being restricted to the provision of benefits under the Plan), subject only to the claims of the Contract Owner's general creditors.

For Deferred Compensation Plans that are Plans established under section 457(b) of the Code by a state, a political subdivision of a state, or any agency or instrumentality of a state or political subdivision of a state after August 20, 1996, the assets and income of the Plan must be held in trust for the exclusive benefit of the Participants and the Beneficiaries of the Plan. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. Such Deferred Compensation Plans that were in existence on August 20, 1996 may be amended to satisfy the trust and exclusive benefit requirements any time prior to January 1, 1999, and must be amended not later than that date to continue to receive favorable tax treatment. The requirement of a trust does not apply to Deferred Compensation Plans under section 457(f) of the Code.

PURCHASE OF A CONTRACT: A single group Contract is issued to the Contract Owner, covering all present and future participating employees and other eligible persons providing services to the Employer. The Contracts provide for variable (Separate Account) Contributions and allocations to the General Account during the Accumulation Period. The Contract Owner can direct that a Participant Account be established for each Participant for purposes of determining benefits payable under the Plan.

CONTRACT RIGHTS AND PRIVILEGES AND ASSIGNMENTS: The Contract belongs to the Contract Owner. However, under certain Deferred Compensation Plans, the Contract Owner must hold the Contract for the exclusive benefit of the Plan's Participants and Beneficiaries. The Contract Owner's rights and privileges may only be exercised in a manner that is consistent with the written Plan adopted by the Contract Owner. Under certain circumstances, the Contract Owner's interest in the Contract may be assigned. However, amounts held under a Contract on behalf of a Participant are nontransferable and cannot be assigned.

PRICING AND CREDITING OF CONTRIBUTIONS: We credit initial Contributions to your Participant Account within two business days after we receive your properly completed application and the initial Contribution at our Administrative Office.

If your application or other necessary information is incomplete when received, your initial Contribution will be credited to your Participant Account not later than two business days after the application is made complete. However, if an incomplete application is not made complete within five business days of its initial receipt, the Contribution will be immediately returned unless we inform the Contract Owner of the delay and the Contract Owner tells us not to return it.

Subsequent Contributions properly designated for your Participant Account are priced on the Valuation Day that we receive the Contribution at our Administrative Office.

MAY I MAKE CHANGES IN THE AMOUNTS OF MY CONTRIBUTION?

Yes, however the minimum Contribution that may be made at any one time on behalf of a Participant is $30 unless the Employer's Plan provides otherwise. If the Plan adopted by the Contract Owner so provides, the Contract permits the allocation of Contributions, in multiples of 10% among the several Sub-Accounts of the Separate Accounts. The minimum amount that may be allocated to any Sub-Account in a Separate Account shall not be less than $10. Such changes must be requested in the form and manner prescribed by us.

MAY I TRANSFER ASSETS BETWEEN SUB-ACCOUNTS?

Yes, you can transfer the values of your Sub-Account allocations from one or more Sub-Accounts to another during the Accumulation Period. You can make transfers between Sub-Accounts and changes in Sub-Account allocations by written request or by calling 1-800-528-9009. Any transfers or changes made in writing will be effected as of the date we receive the request at our Administrative Office.

If available under your Employer's Plan, you may also transfer amounts to a Related Participant Directed Account Option. The Related Participant Directed Account Option may not be available in all states.

The following transfer restrictions apply to Contracts issued or amended on or after May 1, 1992:

Transfers of assets presently held in the General Account, or which were held in the General Account at any time during the preceding three months, to the Hartford Money Market Sub-Account, or to any money market sub-account established in the future, are prohibited.

Similarly, transfers of assets presently held in the Hartford Money Market Sub-Account, or any money market sub-account established in the future, or which where held in any of these Sub-Accounts during the preceding three months, to the General Account are prohibited.

We, or our agents and affiliates will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The procedures we follow for transactions initiated by telephone include requirements that callers provide certain information for identification purposes. All transfer instructions by telephone are tape-recorded.

IT IS YOUR RESPONSIBILITY TO VERIFY THE ACCURACY OF ALL CONFIRMATIONS OF TRANSFERS AND TO PROMPTLY ADVISE US AT OUR ADMINISTRATIVE OFFICE OF ANY INACCURACIES WITHIN 30 DAYS OF THE DATE YOU RECEIVE YOUR CONFIRMATION.

The right to reallocate Contract values is subject to modification by us if we determine, in our sole opinion, that the exercise of that right by one or more Participants or Contract Owners is, or would be, to the disadvantage of other Participants or Contract Owners. Any modification could be applied to transfers to or from some or all of the Sub-Accounts and could include, but not be limited to, the requirement of a minimum time period between each transfer, not accepting transfer requests of an agent acting under a power of attorney on behalf of more than one Participant or Contract Owner, or limiting the dollar amount that may be transferred between the Sub-Accounts by you at any one time. SUCH RESTRICTIONS MAY BE APPLIED IN ANY MANNER REASONABLY DESIGNED TO PREVENT ANY USE OF THE TRANSFER RIGHT WHICH WE CONSIDER TO BE TO THE DISADVANTAGE OF OTHER CONTRACT OWNERS OR PARTICIPANTS.

DOLLAR COST AVERAGING: If, during the Accumulation Period, the portion of your Contract values held under the General Account option is at least $5,000, or the value of your Accumulation Units held under the Hartford Money Market Sub-Account is at least $5,000, you may choose to have a specified dollar amount transferred from either the General Account option or the Hartford Money Market Sub-Account, whichever meets the applicable minimum value, to other Sub-Accounts of the Separate Account at monthly, quarterly, semi-annual or annual intervals ("transfer intervals"). This is known as Dollar Cost Averaging. The main objective of a Dollar Cost Averaging program is to minimize the impact of short term price fluctuations. Since the same dollar amount is transferred to other Sub-Accounts at set intervals, more units are purchased in a Sub-Account if the value per unit is low and less units are purchased if the value per unit is high. Therefore, a lower average cost per unit may be achieved over the long term. A Dollar Cost Averaging program allows investors to take advantage of market fluctuations. However, it is important to understand that Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets.

The minimum amount that may be transferred to any one Sub-Account at a transfer interval is $100. The transfer date will be the monthly, quarterly, semi-annual or annual anniversary, as applicable, of your first transfer under your initial Dollar Cost Averaging election. The first transfer will commence within five (5) business days after we receive your initial election either on an appropriate election form in good order or by telephone subject to the telephone transfer procedures detailed above. The dollar amount will be allocated to the Sub-Accounts that you specify, in the proportions that you specify on the appropriate election form that we provide or over our recorded telephone line. You may specify a maximum of five (5) Sub-Accounts. If, on any transfer date, your General Account value or the value of your Accumulation Units under the Money Market Sub-Account, as applicable, is less than the amount you have elected to have transferred, your Dollar Cost Averaging program will end. You may cancel your Dollar Cost Averaging election by sending us a written notice at our Administrative Office or by calling one of our representatives at 1-800-528-9009 and giving us notice on our recorded telephone line.

HOW DO I KNOW WHAT MY PARTICIPANT ACCOUNT IS WORTH?

Your Participant Account value reflects the sum of the amounts under your Participant Account allocated to the General Account option and the Sub-Accounts.

There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit value. Therefore, on any Valuation Day the portion of your Participant Account allocated to the Sub-Accounts will reflect the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

Contributions made or Contract values allocated to a Sub-Account are converted into Accumulation Units by dividing the amount of the Contribution or allocation, minus any Premium Taxes, by the Accumulation Unit value for that Valuation Day. The more Contributions or Contract values allocated to the Sub-Accounts under your Participant Account, the more Accumulation Units will be reflected under your Participant Account. You decrease the number of Accumulation Units in a Sub-Account under your Participant Account by requesting Surrenders, transferring money out of a Sub-Account, submitting a Death Benefit claim or by electing an annuity payout from your Participant Account.

To determine the current Accumulation Unit value, we take the prior Valuation Day's Accumulation Unit value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account is calculated by dividing (a) by (b) and subtracting (c) where:

    (a) is the net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day.

    (b) is the net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day.

    (c) is the daily factor representing the mortality and expense risk charge and any applicable administration charge deducted from the Sub-Account, adjusted for the number of days in the Valuation Period, and any other applicable charge.

We will send you a statement in each calendar quarter, that tells you how many Accumulation Units you have, their value and your total Participant Account value. You can also call 1-800-528-9009 to obtain your Participant Account value.

HOW ARE THE UNDERLYING FUND SHARES VALUED?

The shares of the Fund are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found in the accompanying Prospectus of each Fund.

                                 DEATH BENEFITS

DETERMINATION OF THE BENEFICIARY - The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant's estate is the Beneficiary.

DEATH BEFORE THE ANNUITY COMMENCEMENT DATE:

- DEATH PRIOR TO AGE 65: If the Participant dies before the Annuity Commencement Date or the Participant's attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the Termination Value of your Participant Account determined as of the day we receive Due Proof of Death or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders. "Termination Value" means the value of a Participant's Account on any Valuation Day before the Annuity Commencement Date less any applicable Premium Taxes not already deducted and any applicable contingent deferred sales charges.

- DEATH ON OR AFTER AGE 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant's 65th birthday, the Beneficiary will receive the Termination Value of your Participant Account as of the Date we receive Due Proof of Death at our Administrative Offices.

CALCULATION OF THE DEATH BENEFIT - If the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death. THE DEATH BENEFIT REMAINS INVESTED IN THE SEPARATE ACCOUNT AND/OR GENERAL ACCOUNT OPTION ACCORDING TO YOUR LAST INSTRUCTIONS UNTIL THE PROCEEDS ARE PAID OR WE RECEIVED NEW SETTLEMENT INSTRUCTIONS FROM THE BENEFICIARY. DURING THE TIME PERIOD BETWEEN OUR RECEIPT OF DUE PROOF OF DEATH AND OUR RECEIPT OF THE COMPLETED SETTLEMENT INSTRUCTIONS, THE CALCULATED DEATH BENEFIT WILL BE SUBJECT TO MARKET FLUCTUATIONS. UPON RECEIPT OF COMPLETE SETTLEMENT INSTRUCTIONS, WE WILL CALCULATE THE PAYABLE AMOUNT.

If the payable amount is taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.

You may apply the death benefit payment to any one of the Annuity payment options under the Separate Account (see "Annuity payment options") instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payment option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payments will become operative unless the initial Annuity payment is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payments are determined and in which they may vary from month to month are the same as applicable to a Participant's Account after retirement (see "How are Contributions made to establish my Annuity Account?").

DEATH ON OR AFTER THE ANNUITY COMMENCEMENT DATE: If the Annuitant dies on or after the Annuity Commencement Date, we will make the payments described below to the Beneficiary under the following Annuity payment options, subject to the specific terms of those Annuity payment options:

-   Life Annuity (Option 1)
-   Life Annuity with 120, 180 or 240 Monthly Payments Certain (Option 2)
-   Unit Refund Life Annuity (Option 3)
-   Joint and Last Survivor Life Annuity (Option 4)
-   Payments for a Designated Period (Option 5)

                              SETTLEMENT PROVISIONS

IMPORTANT TAX INFORMATION: THERE ARE CERTAIN RESTRICTIONS ON SECTION 403(b) TAX-SHELTERED ANNUITIES. AS OF DECEMBER 31, 1988, ALL SECTION 403(b) ANNUITIES HAVE LIMITS ON FULL AND PARTIAL SURRENDERS. CONTRIBUTIONS TO THE CONTRACT MADE AFTER DECEMBER 31, 1988 AND ANY INCREASES IN CASH VALUE AFTER DECEMBER 31, 1988 MAY NOT BE DISTRIBUTED UNLESS THE CONTRACT OWNER/EMPLOYEE HAS a) ATTAINED AGE 59 1/2, b) SEPARATED FROM SERVICE, c) DIED, d) BECOME DISABLED OR e) EXPERIENCED FINANCIAL HARDSHIP (CASH VALUE INCREASES MAY NOT BE DISTRIBUTED FOR HARDSHIPS PRIOR TO AGE 59 1/2). DISTRIBUTIONS PRIOR TO AGE 59 1/2 DUE TO FINANCIAL HARDSHIP OR SEPARATION FROM SERVICE MAY STILL BE SUBJECT TO A PENALTY TAX OF 10%. WE WILL NOT ASSUME ANY RESPONSIBILITY FOR DETERMINING WHETHER A WITHDRAWAL IS PERMISSIBLE, WITH OR WITHOUT TAX PENALTY, IN ANY PARTICULAR SITUATION; OR IN MONITORING WITHDRAWAL REQUESTS REGARDING PRE OR POST JANUARY 1, 1989 CONTRACT VALUES. ANY FULL OR PARTIAL SURRENDER DESCRIBED ABOVE MAY AFFECT THE CONTINUING TAX-QUALIFIED STATUS OF SOME CONTRACTS OR PLANS AND MAY RESULT IN ADVERSE TAX CONSEQUENCES TO THE CONTRACT OWNER AND PARTICIPANTS. THE CONTRACT OWNER AND PARTICIPANTS, THEREFORE, SHOULD CONSULT WITH A TAX ADVISER BEFORE UNDERTAKING ANY SUCH SURRENDER. (SEE "FEDERAL TAX CONSIDERATIONS")

After termination of Contributions on behalf of a Participant prior to the selected Annuity Commencement Date for that Participant, the Contract Owner will have the following options:

     1. CONTINUE THE PARTICIPANT'S ACCOUNT UNDER THE CONTRACT. Under this option, when the selected Annuity Commencement Date arrives, payments will begin under the selected Annuity payment option. (See "Annuity payment options"). At any time in the interim, a Contract Owner may surrender the Participant's Account for a lump sum cash settlement in accordance with 3. below.

     2. TO PROVIDE ANNUITY PAYMENTS IMMEDIATELY. The values in a
     Participant's Account may be applied, subject to contractual provisions, to provide for Fixed or Variable Annuity payments, or a combination thereof, commencing immediately, under the selected Annuity payment option under the Contract. (See "Annuity payment options").

     3. TO SURRENDER THE PARTICIPANT'S ACCOUNT IN A SINGLE SUM. The amount received will be the net Termination Value next computed after we receive a written surrender request for complete surrender at our Administrative Offices. Payment will normally be made within seven days after we receive the written request.

     4. TO REQUEST A PARTIAL SURRENDER OF THE PARTICIPANT'S ACCOUNT. Partial surrenders are taken from the Sub-Account(s) that you specify. If you do not specify the Sub-Account(s), we will take the amount out of all applicable Sub-Account(s) on a pro rata basis. We will deduct any contingent deferred sales charges from the partial Surrender (see "Contract Charges").

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CAN PAYMENT OF THE SURRENDER VALUE EVER BE POSTPONED BEYOND THE SEVEN-DAY
PERIOD?

Yes. It may be postponed whenever (a) the New York Stock Exchange is closed, except for holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission; (b) the Securities and Exchange Commission permits postponement and so orders; or (c) the Securities and Exchange Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.

MAY I SURRENDER ONCE ANNUITY PAYMENTS HAVE STARTED?

Except with respect to Annuity Payment Option 5 (on a variable payout), once Annuity payments have commenced for an Annuitant, no Surrender of the Annuity benefit can be made for the purpose of receiving a partial withdrawal or a lump sum settlement. Any Surrender out of Option 5 will be subject to a Sales Charge, if applicable.

WHAT ARE ANNUITY RIGHTS?

Annuity Rights entitle the Contract Owner to have Annuity payments made at the rates set forth in the Contract at the time of issue. Such rates are applicable to all amounts held in a Participant Account during the Accumulation Period which do not exceed a limit of five times the gross Contributions made to that Participant Account during the Accumulation Period. Any amounts in excess of this limit may be applied at Annuity rates then being offered by us.

HOW DO I ELECT AN ANNUITY COMMENCEMENT DATE AND ANNUITY PAYMENT OPTION?

The Contract Owner selects an Annuity Commencement Date, usually between a Participant's 50th and 75th birthdays, and an Annuity payment option. The Annuity Commencement Date may be the first day of any month before or including the month of a Participant's 75th birthday, or an earlier date if prescribed by applicable law. In the absence of a written election to the contrary, the Annuity Commencement Date will be the first day of the month coinciding with or next following the Participant's 75th birthday.

The Annuity Commencement Date and/or the Annuity payment option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payments are scheduled to begin. Annuity payments will normally be made on the first business day of each month or another mutually agreed upon business day.

The contract contains five Annuity payment options that may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Contract Owner does not elect otherwise, we reserve the right to begin Annuity payments at age 75 under Option 2 with 120 monthly payments certain. However, we will not assume responsibility in determining or monitoring minimum distributions beginning at age 70 1/2 (See "Federal Tax Consequences").

WHAT IS THE MINIMUM AMOUNT THAT I MAY SELECT FOR AN ANNUITY PAYMENT?

The minimum Annuity payment is $20. No election may be made which results in a first payment of less than $20. If at any time Annuity payments are or become less than $20 we have the right to change the frequency of payment to intervals that will result in payments of at least $20.

HOW ARE CONTRIBUTIONS MADE TO ESTABLISH AN ANNUITY ACCOUNT?

During the Annuity Period, Contract values and any allowable additional Contributions made by the Contract Owner for the purpose of effecting Annuity payments under the Contract are, based upon the information received from the Contract Owner, applied to establish Annuitant's Accounts under the Contracts to provide Fixed or Variable Annuity payments.

For Contracts issued to Deferred Compensation Plans, at the end of the Accumulation Period there is an automatic transfer of all DC-I values from the Participant's Account to DC-II to establish an Annuitant's Account with respect to DC-II. Such a transfer is effected by a transfer of ownership of DC-I interests in the underlying securities to DC-II. The value of a Participant's Account that is transferred to DC-II will be without application of any sales charges or other expenses, with the exception of charges for any applicable Premium Taxes.

CAN A CONTRACT BE SUSPENDED BY A CONTRACT OWNER?

A Contract may be suspended by the Contract Owner by giving us written notice at least 90 days before the effective date of the suspension at our Administrative Office. A Contract will be suspended automatically on its anniversary if the Contract Owner fails to assent to any modification of a Contract. (See "Can a Contract be modified?"). In this context, such modifications would have become effective on or before that anniversary.

Upon suspension, we will continue to accept Contributions, subject to the terms of the Contract, as such terms are applicable to Participant's Accounts under the Contracts prior to such suspension. However, no Contributions will be accepted on behalf of any new Participant Accounts. Annuitants at the time of any suspension will continue to receive their Annuity payments. The suspension of a Contract will not preclude a Contract Owner form applying existing Participant's Accounts to the purchase of Fixed or Variable Annuity benefits.

ANNUITY PAYMENT OPTIONS:

OPTION 1: LIFE ANNUITY where we make monthly Annuity payments for as long as the Annuitant lives.

- Payments under this option stop with the last monthly payment preceding the death of the Annuitant, even if the Annuitant dies after one payment. This option offers the maximum level of monthly payments of any of the other life annuity options (Options 2-4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.

OPTION 2: LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

OPTION 3: UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant terminating with the last payment due prior to the death of the Annuitant, except that an additional payment will be made to the Beneficiary if (a) below exceeds (b) below:


                        total amount applied under the option
                          at the Annuity Commencement Date
(a) =        ------------------------------------------------------
              Annuity Unit value at the Annuity Commencement Date

(b) =      number of Annuity Units represented     X         number of monthly
           by each monthly Annuity payment made          Annuity payments made

The amount of the additional payments is determined by multiplying the excess, if any, by the Annuity Unit value as of the date we receive Due Proof of Death.

OPTION 4: JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor, ending with the last payment prior to the death of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, or 100%) of the monthly Annuity payment will continue to be paid to the survivor.

- Under this Option 4, it would be possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

OPTION 5: PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, any then remaining balance of proceeds will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- Option 5 does not involve life contingencies and does not provide any mortality guarantee.

Surrenders are subject to the limitations set forth in the Contract and any applicable contingent deferred sales charges. (See "Contract Charges").

UNDER ANY OF THE ANNUITY PAYMENT OPTIONS ABOVE, EXCEPT OPTION 5 (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED AFTER ANNUITY PAYMENTS COMMENCE.

OPTIONS 2 AND 5 ARE AVAILABLE ONLY IF THE GUARANTEED ANNUITY PAYMENT PERIOD IS LESS THAN THE LIFE EXPECTANCY OF THE ANNUITANT AT THE TIME THE OPTION BECOMES EFFECTIVE. SUCH LIFE EXPECTANCY SHALL BE COMPUTED ON THE BASIS OF THE MORTALITY TABLE PRESCRIBED BY THE IRS OR, IF NONE IS PRESCRIBED, THE MORTALITY TABLE THEN IN USE BY US.

WE MAY OFFER OTHER ANNUITY PAYMENT OPTIONS FROM TIME TO TIME.



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HOW ARE VARIABLE ANNUITY PAYMENTS DETERMINED?

The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the Net Investment Factor (see "How is the Accumulation Unit value determined?") for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed net investment rate discussed below.

The value of the Contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account no earlier than the close of business on the fifth business day preceding the date the first Annuity payment is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.

The first monthly payment varies according to the Annuity payment option selected. The Contract cites Annuity tables derived from the 1983a Individual Annuitant Mortality Table with an assumed interest rate ("A.I.R.") of 4.00% per annum. The total first monthly Annuity payment is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the contracts. With respect to Fixed Annuities only, the current rate will be applied if it is higher than the rate under the tables in the Contract.

Level Annuity payments would be provided if the net investment rate remained constant and equal to the A.I.R. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from the A.I.R. A higher A.I.R. may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a lower interest rate assumption.

The amount of the first monthly Annuity payment, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account not later than the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payment is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.

The Annuity payments will be made on the date selected. The Annuity Unit value used in calculating the amount of the Annuity payments will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payment.

Here is an example of how a Variable Annuity is determined:


                        ILLUSTRATION OF ANNUITY PAYMENTS:
             (UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN

   A.  Net amount applied.......................................... $139,782.50
   B.  Initial monthly income per $1,000 of payment applied........        6.13
   C.  Initial monthly payment (A x B / 1,000).....................     $856.87
   D.  Annuity Unit Value..........................................       3.125
   E.  Number of monthly annuity units (C / D).....................     274.198
   F.  Assume annuity unit value for second month equal to.........       2.897
   G.  Second monthly payment (F x E)..............................     $794.35
   H.  Assume annuity unit value for third month equal to..........       3.415
   I.  Third month payment (H x E).................................     $936.39


The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.

                           FEDERAL TAX CONSIDERATIONS

WHAT ARE SOME OF THE FEDERAL TAX CONSEQUENCES WHICH AFFECT THESE CONTRACTS?

A. GENERAL

Since the federal tax law is complex, the tax consequences of purchasing this contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this contract is right for you.

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B. HARTFORD AND DC-I AND DC-II

DC-I is not taxed as a part of Hartford. The taxation of DC-I is governed by Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). By distributing substantially all of the net income and realized capital gains of DC-I to Contract Owners no federal income tax liability will be incurred by DC-I on the income and gain so distributed. While we have no reason to believe that DC-I will be taxed other than as described above, in the event that it is, the taxation of DC-I and DC-II would be identical.

DC-II is taxed as part of Hartford which is taxed as a life insurance company in accordance with the Code. Accordingly, DC-II will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and any realized capital gains on the assets of DC-II are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units. (See "How is the Accumulation Unit value determined?"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by DC-II with respect to qualified or non-qualified contracts.

C. INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. Because of the complexity of the federal tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions". Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate and the time when distributions must commence. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice.

2. TAX SHELTERED ANNUITIES UNDER SECTION 403(b) Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. Generally, such contributions may not exceed the lesser of $10,000 (indexed) or 20% of the employee's "includable compensation" for such employee's most recent full year of employment, subject to other adjustments. Special provisions under the Code may allow some employees to elect a different overall limitation.

     Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

     -    after the participating employee attains age 59 1/2;

     -    upon separation from service;

     -    upon death or disability; or

     - in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

     Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 A governmental employer or a tax-exempt employer other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.

     Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is 33 1/3% of a participant's includable compensation (typically 25% of gross compensation) or, for 1999, $8,000 (indexed), whichever is less. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age.

     All of the assets and income of an eligible Deferred Compensation Plan established by a governmental employer after August 20, 1996, must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. Eligible Deferred Compensation Plans that were in existence on August 20, 1996 may be amended to satisfy the trust and exclusive benefit requirements any time prior to January 1, 1999, and must be amended not later than that date to continue to receive favorable tax treatment. The requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

     In general, distributions from an eligible Deferred Compensation Plan are prohibited under section 457 of the Code unless made after the participating employee:

       -   attains age 70 1/2,

       -   separates from service,

       -   dies, or

       -   suffers an unforeseeable financial emergency as defined in the Code.

     Under present federal tax law, amounts accumulated in a Deferred Compensation Plan under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Deferred Compensation Plans under section 457 in limited cases.

4.   INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER SECTION 408

     TRADITIONAL IRAS. Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA.
     Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA. Distributions from certain tax-qualified retirement plans may be "rolled-over" to an IRA on a tax-deferred basis.

     SIMPLE IRAS. Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

     ROTH IRAS. Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA may be converted into a Roth IRA or a distribution from a Traditional IRA may be rolled over to a Roth IRA. However, a conversion or a rollover from a Traditional IRA to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

5. FEDERAL TAX PENALTIES AND WITHHOLDING Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.

     (a) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distributions that is:

           -  Made on or after the date on which the employee reaches age
              59 1/2;

           - Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

           - Attributable to the employee's becoming disabled (as defined in the Code);

           - Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary;

           - Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

           - Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

     In addition, the 10% penalty tax does not apply to a distribution from an IRA that is:

           - Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

           - Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

          - A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

         If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

     (b) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

         An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

          -   the calendar year in which the individual attains age 70 1/2; or

          - the calendar year in which the individual retires from service with the employer sponsoring the plan.

         The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

         The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

            - the life of the Participant or the lives of the Participant and the Participant's designated beneficiary, or

            - over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

         Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.

         If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

         If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

     (c) WITHHOLDING In general, regular wage withholding rules apply to distributions from IRAs and plans described in section 457 of the Code. Periodic distributions from other tax-qualified retirement plans that are made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary) are generally subject to federal income tax withholding as if the recipient were married claiming three exemptions. The recipient of periodic distributions may generally elect not to have withholding apply or to have income taxes withheld at a different rate by providing a completed election form.

         Mandatory federal income tax withholding at a flat rate of 20% will generally apply to other distributions from such other tax-qualified retirement plans unless such distributions are:

         -   the non-taxable portion of the distribution;

         -   required minimum distributions; or

         -   direct transfer distributions.

         Direct transfer distributions are direct payments to an IRA or to another eligible retirement plan under Code section 401(a)(31).

         Certain states require withholding of state taxes when federal income tax is withheld.

D. DIVERSIFICATION OF THE SEPARATE ACCOUNT

The Code requires that investments supporting your contract be adequately diversified.

Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

-    no more than 70% is represented by any two investments,

-    no more than 80% is represented by any three investments and

-    no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

E. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued.
If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.

F. CONTRACTS OWNED BY NON-NATURAL PERSONS

Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includible in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

-    certain annuities held by structured settlement companies,

- certain annuities held by an employer with respect to a terminated qualified retirement plan and

-    certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

G. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

                                MORE INFORMATION

CAN A CONTRACT BE MODIFIED?

Subject to any federal and state regulatory restrictions, we may modify the Contracts at any time by written agreement between the Contract Owner and us. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulation of the U.S. Treasury Department or the Internal Revenue Service.

On or after the fifth anniversary of any Contract we may change, from time to time, any or all of the terms of the Contracts by giving 90 days advance written notice to the Contract Owner, except that the Annuity tables, guaranteed interest rates and the contingent deferred sales charges which are applicable at the time a Participant's Account is established under a Contract, will continue to be applicable.

We reserve the right to modify the Contract at any time if such modification:
(i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which we are subject; or
(ii) is necessary to assure continued qualification of the contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Account(s); or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification we will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Hartford may also make appropriate endorsement in the Contract to reflect such modification.

CAN HARTFORD WAIVE ANY RIGHTS UNDER A CONTRACT?

We may, at our sole discretion, elect not to exercise a right or reservation specified in this Contract. If we elect not to exercise a right or reservation, we are not waiving it. We may decide to exercise a right or a reservation that we previously did not exercise.

HOW ARE THE CONTRACTS SOLD?

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is an affiliate of Hartford. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as that of Hartford.

The securities will be sold by salespersons of HSD who represent Hartford as insurance and variable annuity agents and who are registered representatives or Broker-Dealers who have entered into distribution agreements with HSD.

HSD is registered with the Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc.

Commissions will be paid by Hartford and will not be more than 5.0% of Contributions and 0.25% annually on Participants' Account values. Sales compensation may be reduced. Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments made by policyholders or contract owners. This compensation is usually paid from the sales charges described in this Prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or contract owners to purchase, hold or surrender variable insurance products.

WHO IS THE CUSTODIAN OF THE SEPARATE ACCOUNTS' ASSETS?

Hartford is the custodian of the Separate Accounts' assets.

ARE THERE ANY MATERIAL LEGAL PROCEEDINGS AFFECTING THE SEPARATE ACCOUNTS?

There are no material legal proceedings pending to which the Separate Account is a party. Counsel with respect to Federal laws and regulations applicable to the issue and sale of the contracts and with respect to Connecticut law is Lynda Godkin, General Counsel, Hartford Life Insurance Company, P.O. Box 2999, Hartford, CT 06104-2999.

YEAR 2000

IN GENERAL The Year 2000 issue relates to the ability or inability of computer hardware, software and other information technology (IT) systems, as well as non-IT systems, such as equipment and machinery with imbedded chips and microprocessors, to properly process information and data containing or related to dates beginning with the year 2000 and beyond. The Year 2000 issue exists because, historically, many IT and non-IT systems that are in use today were developed years ago when a year was identified using a two-digit date field rather than a four-digit date field. As information and data containing or related to the century date are introduced to date sensitive systems, these systems may recognize the year 2000 as "1900", or not at all, which may result in systems processing information incorrectly. This, in turn, may significantly and adversely affect the integrity and reliability of information databases of IT systems, may cause the malfunctioning of certain non-IT systems, and may result in a wide variety of adverse consequences to a company. In addition, Year 2000 problems that occur with third parties with which a company does business, such as suppliers, computer vendors, distributors and others, may also adversely affect any given company.

The integrity and reliability of Hartford's IT systems, as well as the reliability of its non-IT systems, are integral aspects of Hartford's business. Hartford issues insurance policies, annuities, mutual funds and other financial products to individual and business customers, nearly all of which contain date sensitive data, such as policy expiration dates, birth dates and premium payment dates. In addition, various IT systems support communications and other systems that integrate Hartford's various business segments and field offices. Hartford also has business relationships with numerous third parties that affect virtually all aspects of Hartford's business, including, without limitation, suppliers, computer hardware and software vendors, insurance agents and brokers, securities broker-dealers and other distributors of financial products, many of which provide date sensitive data to Hartford, and whose operations are important to Hartford's business.

INTERNAL YEAR 2000 EFFORTS AND TIMETABLE Beginning in 1990, Hartford began working on making its IT systems Year 2000 ready, either through installing new programs or replacing systems. Since January 1998, Hartford's Year 2000 efforts have focused on the remaining Year 2000 issues related to IT and non-IT systems in all of Hartford's business segments. These Year 2000 efforts include the following five main initiatives: (1) identifying and assessing Year 2000 issues; (2) taking actions to remediate IT and non-IT systems so that they are Year 2000 ready; (3) testing IT and non-IT systems for Year 2000 readiness; (4) deploying such remediated and tested systems back into their respective production environments; and (5) conducting internal and external integrated testing of such systems. As of December 31, 1998, Hartford substantially completed initiatives (1) through (4) of its internal Year 2000 efforts. Hartford has begun initiative (5) and management currently anticipates that such activity will continue into the fourth quarter of 1999.

THIRD PARTY YEAR 2000 EFFORTS AND TIMETABLE Hartford's Year 2000 efforts include assessing the potential impact on Hartford of third parties' Year 2000 readiness. Hartford's third party Year 2000 efforts include the following three main initiatives: (1) identifying third parties which have significant business relationships with Hartford, including, without limitation, insurance agents, brokers, third party administrators, banks and other distributors and servicers of financial products, and inquiring of such third parties regarding their Year 2000 readiness; (2) evaluating such third parties' responses to Hartford's inquiries; and (3) based on the evaluation of third party responses (or a third party's failure to respond) and the significance of the business relationship, conducting additional activities with respect to third parties as determined to be necessary in each case. These activities may include conducting additional inquiries, more in-depth evaluations of Year 2000 readiness and plans, and integrated IT systems testing. Hartford has completed the first third party initiative and, as of early 1999, had substantially completed evaluating third party responses received. Hartford has begun conducting the additional activities described in initiative (3) and management currently anticipates that it will continue to do so through the end of 1999. However, notwithstanding these third party Year 2000 efforts, Hartford does not have control over these third parties and, as a result, Hartford cannot currently determine to what extent future operating results may be adversely affected by the failure of these third parties to adequately address their Year 2000 issues.

YEAR 2000 COSTS The costs of Hartford's Year 2000 program that were incurred through the year ended December 31, 1997 were not material to Hartford's financial condition or results of operations. The after-tax costs of Hartford's Year 2000 efforts for the year ended December 31, 1998 were approximately $3 million. Management currently estimates that after-tax costs related to the Year 2000 program to be incurred in 1999 will be less than $10 million. These costs are being expensed as incurred.

RISKS AND CONTINGENCY PLANS If significant Year 2000 problems arise, including problems arising with third parties, failures of IT and non-IT systems could occur, which in turn could result in substantial interruptions in Hartford's business. In addition, Hartford's investing activities are an important aspect of its business and Hartford may be exposed to the risk that issuers of investments held by it will be adversely impacted by Year 2000 issues. Given the uncertain nature of Year 2000 problems that may arise, especially those related to the readiness of third parties discussed above, management cannot determine at this time whether the consequences of Year 2000 related problems that could arise will have a material impact on Hartford's financial condition or results of operations.

Hartford is in the process of developing certain contingency plans so that if, despite its Year 2000 efforts, Year 2000 problems ultimately arise, the impact of such problems may be avoided or minimized. These contingency plans are being developed based on, among other things, known or reasonably anticipated circumstances and potential vulnerabilities. The contingency planning also includes assessing the dependency of Hartford's business on third parties and their Year 2000 readiness. Hartford currently anticipates that internal and external contingency plans will be substantially complete by the end of the second quarter of 1999. However, in many contexts, Year 2000 issues are dynamic, and ongoing assessments of business functions, vulnerabilities and risks must be made. As such, new contingency plans may be needed in the future and/or existing plans may need to be modified as circumstances warrant.

ARE YOU RELYING ON ANY EXPERTS AS TO ANY PORTION OF THIS PROSPECTUS?

The audited financial statements and financial statement schedules included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

HOW MAY I GET ADDITIONAL INFORMATION?

Inquiries will be answered by calling 1-800-528-9009 or your sales representative or by writing to:

                  Hartford Life Insurance Company
                  P.O. Box 1583
                  Hartford, CT  06144-1583

                                    APPENDIX

ACCUMULATION PERIOD UNDER PRIOR GROUP CONTRACTS

     Such contracts are no longer being issued. Contract Owners may continue to make Contributions to the contracts subject to the following charges.

A. DEDUCTIONS UNDER THE PRIOR GROUP CONTRACTS FOR SALES EXPENSES, THE MINIMUM DEATH BENEFIT GUARANTEE AND ANY APPLICABLE PREMIUM TAXES.

Contributions made to a Participant's Individual Account pursuant to the terms of the prior contracts are subject to the following deductions:


            AGGREGATE CONTRIBUTION                                           MINIMUM  TOTAL AS %
                AMOUNTS TO THE                         TOTAL     SALES        DEATH    OF NET
            SUB ACCOUNTS' INVESTED                   DEDUCTION  EXPENSES     BENEFIT   AMOUNT
            ----------------------                   --------   --------     -------   ------
                  DEDUCTIONS                                     PORTION REPRESENTING

On the first $2,500...........................           7.00%       6.25%     .75%     7.53%
On the next $47,500...........................           3.50%       2.75%     .75%     3.63%
On the next $50,000...........................           2.00%       1.25%     .75%     2.04%
On the excess over $100,000...................           1.00%        .25%     .75%     1.01%


*        This illustration does not assume the payment of any Premium Taxes.

Under the schedule of deductions shown above, all amounts contributed on behalf of a Participants Individual Account to the Bond Fund and Stock Fund Sub-Accounts are aggregated to determine if a particular level of deductions has been reached. Thus, if a Contribution has been made on behalf of a Participant's Account in the amount of $100 and total Contributions of $2,450 have already been made on his or her behalf, the first $50 of the payment will be subject to a deduction of 7.00% and the remainder to a percentage of 3.50%.

Notwithstanding the above, on variable only contracts and on combination fixed and/or variable contracts where the annualized stipulated purchase payments or Contributions with respect to all Participants shall equal or approximate $250,000 at the end of the second anniversary of the contract, the sales and minimum death benefits deduction on the aggregate Contributions up to and including $2,500 with respect to each Participant shall be at the rate of 5% rather than 7%.

Hartford reserves the right to limit any increase in the Contributions made to a Participant's Individual Account to not more than three times the total Contributions made on behalf of such Participant during the initial 12 consecutive months of the Account's existence under the contract of the present guaranteed deduction rates. Increases in excess of those described will be accepted only with the consent of Hartford and subject to the then current deductions being made for sales charges, the Minimum Death Benefit guarantee and mortality and expense undertaking.

Each contract provides for experience rating of the deduction for sales expenses and/or the Annual Maintenance Fee. In order to experience rate a contract, actual sales costs applicable to a particular contract are determined. If the costs exceed the amounts deducted for such expenses, no additional deduction will be made. If, however, the amounts deducted for such expenses exceed actual costs, Hartford, in its discretion, may allocate all, a portion, or none of such excess as an experience rating credit. If such an allocation is made, the experience credit will be made as considered appropriate: (1) by a reduction in the amount deducted from subsequent contributions for sales expenses; (2) by the crediting of a number of additional Accumulation Units or by Annuity Units, as applicable, without deduction of any sales or other expenses therefrom; (3) or by waiver of the Annual Maintenance Fees or by a combination of the above. To date experience rating credits have been provided on certain cases.

B. DEDUCTIONS FOR MORTALITY AND EXPENSE ADMINISTRATIVE UNDERTAKINGS, ANNUAL CONTRACT FEE AND PREMIUM TAXES

1. MORTALITY AND EXPENSE UNDERTAKINGS

Although variable annuity payments made under the contracts will vary in accordance with the investment performance of the Fund shares, the payments will not be affected by (a) Hartford's actual expenses, if greater than the deductions provided for in the contracts, or (b) Hartford's actual mortality experience among Annuitants after retirement because of the expense and mortality undertakings by Hartford.

In providing an expense undertaking, Hartford assumes the risk that the deductions for sales expenses, the Annual Maintenance Fee and the Minimum Death Benefit during the Accumulation Period may be insufficient to cover the actual costs of providing such items.

The mortality undertaking provided by Hartford under the contracts, assuming the selection of one of the forms of life annuities, is to make monthly annuity payments (determined in accordance with the annuity tables and other provisions contained in the contract) to Contract Owners or Annuitant's Accounts regardless of how long an Annuitant may live and regardless of how long all Annuitants as a group may live. This undertaking assures a Contract Owner that neither the longevity of an Annuitant nor an improvement in life expectancy will have any adverse effect on the monthly annuity payments the Employees will receive under the contract. It thus relieves the Contract Owner from the risk that Participants in the Plan will outlive the funds accumulated.

The mortality undertaking is based on Hartford's actuarial determination of expected mortality rates among all Annuitants. If actual experience among Annuitants deviates from Hartford's actuarial determination of expected mortality rates among Annuitants because, as a group, their longevity is longer than anticipated, Hartford must provide amounts from its general funds to fulfill its contract obligations. In that event, a loss will fall on Hartford. Conversely, if longevity among Annuitants is lower than anticipated, a gain will result to Hartford.

For assuming these risks Hartford makes a minimum daily charge against the value of the average daily assets held under DC-I and DC-II, as appropriate, of 1.25% with respect to the Bond Fund, Stock Fund and Money Market Fund Sub-Accounts where available, on an annual basis. This rate may be periodically increased by Hartford subject to a maximum annual rate of 2.00%. However, no increase will occur unless the Securities and Exchange Commission first approves this increase.

2. ANNUAL MAINTENANCE FEE

There will be an Annual Maintenance Fee deduction in the amount of $10.00 from the value of each such Participant's Individual Account under the contracts, except as set forth below.

This fee will be deducted from the value of each such account on the last business day of each calendar year; provided, however, that if the value of a Participant's Individual Account is redeemed in full at any time before the last business day of the each Participant's Contract year, then the Annual Maintenance Fee charge will be deducted from the proceeds of such redemption. No contract fee deduction will be made during the Annuity Payment period under the contracts.

In the event that the Contributions made on behalf of a Participant are allocated partially to the fixed annuity portion of the Participant's Individual Account and partially to the variable annuity portion of the Participant's Individual Account, then the Annual Maintenance Fee will be deducted first from the value of the fixed annuity portion of the Participant's Individual Account. If the value of the fixed annuity portion of the Participant's Individual Account is insufficient to pay the fee, then any deficit will be deducted from the value of the variable annuity portion of the Participant's Individual Account in the following manner: if there are no accumulation units in the General Account or if their value is less than $10.00, the General Account portion of an account will be made against values held in the Stock Fund Sub-Account of DC-I. If the Stock Fund Sub-Account values are insufficient to cover the fee, the fee shall be deducted from the account values held in the Bond Fund Sub-Account of DC-I. The fee is not applicable to the Money Market Fund Sub-Account where available. In the even that the Contributions made on behalf of a Participant are allocated partially to the General Account and partially to the Separate Account, the Annual Maintenance Fee will be charged against the Separate Account and General Account on a pro rata basis.

3. PREMIUM TAXES

A deduction is also made for Premium Taxes, if applicable. On any contract subject to Premium Taxes, the tax will be deducted from Contributions when received, from the proceeds at surrender, or from the amount applied to effect an annuity at the time annuity payments commence.



                                TABLE OF CONTENTS
                                       FOR
                       STATEMENT OF ADDITIONAL INFORMATION

SECTION                                                                    PAGE
-------                                                                    ----
DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY.............................
SAFEKEEPING OF ASSETS......................................................
INDEPENDENT PUBLIC ACCOUNTANTS.............................................
DISTRIBUTION OF CONTRACTS..................................................
CALCULATION OF YIELD AND RETURN............................................
PERFORMANCE COMPARISONS....................................................
FINANCIAL STATEMENTS.......................................................

This form must be completed for all tax-sheltered annuities.

                     SECTION 403(B)(11) ACKNOWLEDGMENT FORM

    The Hartford Variable Annuity Contract which you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:

       a. attained age 59 1/2

       b. separated from service

       c. died, or

       d. become disabled.

Distributions of post December 31, 1988 Contributions (excluding any income thereon) may also be made if you have experienced a financial hardship. Also there may be a 10% penalty tax for distributions made prior to age 59 1/2 because of financial hardship or separation from service. Also, please be aware that your 403(b) plan may also offer other financial alternatives other than the Hartford variable annuity. Please refer to your Plan.


Please complete the following and return to:

    Hartford Life Insurance Company
    P.O. Box 1583
    Hartford, CT 06144-1583
Name of Contractholder/Participant _____________________________________________
Address ________________________________________________________________________
City or Plan/School District ___________________________________________________
Date ___________________________________________________________________________

    To obtain a Statement of Additional
Information, complete the form below and mail to:

    Hartford Life Insurance Company
    P.O. Box 1583
    Hartford, CT 06144-1583

    Please send a Statement of Additional
Information for Separate Account DC-I and Separate
Account Two (DC Variable Account II) (Form
HV-1009) to me at the following address:
    _________________________________________
                       Name
     _________________________________________
                      Address
     _________________________________________
         City/State               Zip Code

                                      PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                         HARTFORD LIFE INSURANCE COMPANY
              SEPARATE ACCOUNT DC-I AND SEPARATE ACCOUNT TWO (DC-II)


                    Group Variable Annuity Contracts Issued by
                         Hartford Life Insurance Company
                          With Respect to DC-I and DC-II


This Statement of Additional Information is not a Prospectus. The information contained herein should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life Insurance Company, P.O. Box 1583, Hartford, CT 061144-1583.





Date of Prospectus:  May 3, 1999
Date of Statement of Additional Information:  May 3, 1999






33-19949/33-19947
HV-1009

                                TABLE OF CONTENTS


SECTION                                                                    PAGE
-------                                                                    ----

DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY . . . . . . . . . . . . . .

SAFEKEEPING OF ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . . .

INDEPENDENT PUBLIC ACCOUNTANTS . . . . . . . . . . . . . . . . . . . . . .

DISTRIBUTION OF CONTRACTS. . . . . . . . . . . . . . . . . . . . . . . . .

CALCULATION OF YIELD AND RETURN. . . . . . . . . . . . . . . . . . . . . .

PERFORMANCE COMPARISONS. . . . . . . . . . . . . . . . . . . . . . . . . .

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . .

                  DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to
Connecticut.   Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 1583, Hartford, CT 06144-1583. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.


                                HARTFORD'S RATINGS


--------------------------------------------------------------------------------
       Rating Agency            Effective    Rating        Basis of Rating
                             Date of Rating
--------------------------------------------------------------------------------
A.M. Best and Company, Inc.      1/1/99        A+     Financial performance
--------------------------------------------------------------------------------
Standard & Poor's                6/1/98        AA     Insurer financial strength
--------------------------------------------------------------------------------
Duff & Phelps                   12/21/98       AA+    Claims paying ability
--------------------------------------------------------------------------------

                              SAFEKEEPING OF ASSETS

Title to the assets of the Separate Account is held by Hartford. These assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

                          INDEPENDENT PUBLIC ACCOUNTANTS

The audited financial statements and financial statement schedules included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

                            DISTRIBUTION OF CONTRACTS

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is an affiliate of Hartford. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as Hartford.

The securities will be sold by salespersons of HSD who represent Hartford as insurance and Variable Annuity agents and who are registered representatives of Broker-Dealers who have entered into distribution agreements with HSD.

HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Compensation will be paid by Hartford to registered representatives for the sale of Contracts up to a maximum of 5% on Contributions and .50% annually on Individual Participant's Account Values. Sales compensation may be reduced.


Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 1998: $4,072,980; 1997: $3,657,643; and 1996: $3,171,354. For the
applicable time periods, HSD has retained none of these commissions.

The offering of the Separate Account contracts is continuous.

                         CALCULATION OF YIELD AND RETURN

YIELD OF HARTFORD MONEY MARKET SUB-ACCOUNTS. As summarized in the Prospectus under the heading "Performance Related Information," the yield of the Sub-Account for a seven day period (the "base period") will be computed by determining the "net change in value" of a hypothetical account having a balance of one unit at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include net investment income of the account (accrued dividends as declared by the underlying funds, less expense and Contract charges of the account) for the period, but will not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

The effective yield is calculated by compounding the base period return by adding 1, raising the sum to a power equal to 365/7 and subtracting 1 from the result, according to the following formula:

                                                 365/7
     Effective Yield = [(Base Period Return + 1)      ] - 1


HARTFORD MONEY MARKET SUB-ACCOUNT'S YIELD AND EFFECTIVE YIELD WILL VARY IN RESPONSE TO FLUCTUATIONS IN INTEREST RATES AND IN THE EXPENSES OF THE SUB-ACCOUNT. THE CURRENT YIELD AND EFFECTIVE YIELD REFLECT RECURRING CHARGES ON THE SEPARATE ACCOUNT LEVEL, INCLUDING THE MAXIMUM ANNUAL MAINTENANCE FEE.

The yield and effective yield for the seven day period ending December 31, 1998 is as follows:



DCI (.75% mortality and expense risk charge).

--------------------------------------------------------------------------------
SUB-ACCOUNT                           YIELD                EFFECTIVE YIELD
--------------------------------------------------------------------------------
Hartford Money Market*                4.02%                     4.10%
--------------------------------------------------------------------------------

*Yield and effective yield for the seven-day period ending December 31, 1998.

DCI (.90% mortality and expense risk charge).

--------------------------------------------------------------------------------
SUB-ACCOUNT                           YIELD                EFFECTIVE YIELD
--------------------------------------------------------------------------------
Hartford Money Market*                3.88%                     3.95%
--------------------------------------------------------------------------------

*Yield and effective yield for the seven-day period ending December 31, 1998.

DCII (1.25% mortality and expense risk charge).

--------------------------------------------------------------------------------
SUB-ACCOUNT                           YIELD                EFFECTIVE YIELD
--------------------------------------------------------------------------------
Hartford Money Market*                3.52%                     3.59%
--------------------------------------------------------------------------------


*Yield and effective yield for the seven-day period ending December 31, 1998


YIELDS OF HARTFORD BOND FUND AND HARTFORD MORTGAGE SECURITIES SUB-ACCOUNTS. As summarized in the Prospectus under the heading "Performance Related Information," yields of the above Sub-Accounts will be computed by annualizing a recent month's net investment income, divided by a Fund share's net asset value on the last trading day of that month. Net changes in the value of a hypothetical account will assume the change in the underlying mutual fund's "net asset value per share" for the same period in addition to the daily expense charge assessed, at the sub-account level for the respective period. The Sub-Accounts' yields will vary from time to time depending upon market conditions and, the composition of the underlying funds' portfolios. Yield should also be considered relative to changes in the value of the Sub-Accounts' shares and to the relative risks associated with the investment objectives and policies of the underlying Fund.

THE YIELD REFLECTS RECURRING CHARGES ON THE SEPARATE ACCOUNT LEVEL, INCLUDING THE ANNUAL MAINTENANCE FEE.

Yield calculations of the Sub-Accounts used for illustration purposes reflect the interest earned by the Sub-Accounts, less applicable asset charges assessed against a Contract Owner's account over the base period. Yield quotations based on a 30 day period were computed by dividing the dividends and interests earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:

Example:

                                                             6
Current Yield Formula for the Sub-Account  2[((A-B)/(CD) + 1)  - 1]

Where     A = Dividends and interest earned during the period.
          B = Expenses accrued for the period (net of reimbursements).
          C = The average daily number of units outstanding during the period that were entitled to receive dividends.
          D = The maximum offering price per unit on the last day of the period.

At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.


DCI (.75% mortality and expense risk charge).

--------------------------------------------------------------------------------
Sub-Accounts                            Yield
--------------------------------------------------------------------------------
Hartford Bond**                                           5.13%
--------------------------------------------------------------------------------
Hartford Mortgage Securities**                            5.36%
--------------------------------------------------------------------------------

**Yield quotation based on 30-day period ended December 31, 1998.

DCI (.90% mortality and expense risk charge).

--------------------------------------------------------------------------------
Sub Accounts                            Yield
--------------------------------------------------------------------------------
Hartford Bond**                                           4.97%
--------------------------------------------------------------------------------
Hartford Mortgage Securities**                            5.20%
--------------------------------------------------------------------------------

**Yield quotation based on a 30-day period ended December 31, 1998.

DCII (1.25% mortality and expense risk charge).

--------------------------------------------------------------------------------
Sub-Accounts                            Yield
--------------------------------------------------------------------------------
Hartford Bond**                                           4.61%
--------------------------------------------------------------------------------
Hartford Mortgage Securities**                            4.84%
--------------------------------------------------------------------------------


**Yield quotation based on a 30-day period ended December 31, 1998

CALCULATION OF TOTAL RETURN. As summarized in the Prospectus under the heading "Performance Related Information", total return is a measure of the change in value of an investment in a Sub-Account over the period covered. The formula for total return used herein includes three steps: (1) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of units owned at the end of the period by the unit value per unit on the last trading day of the period; (2) assuming redemption at the end of the period and deducting any applicable contingent deferred sales charge and (3) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year. Total return will be calculated for one year, five years and ten years or some other relevant periods if a Sub-Account has not been in existence for at least ten years.

The following are the standardized average annual total return quotations for the Sub-Accounts for the 1, 5, and 10 Year periods ended December 31, 1998:


             STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR YEAR ENDED
                                DECEMBER 31, 1998



DC1 (.75% mortality and expense risk charge).

--------------------------------------------------------------------------------
SUB-ACCOUNT            INCEPTION   1 YEAR      5 YEAR    10-YEAR       SINCE
                          DATE                                       INCEPTION
--------------------------------------------------------------------------------
Calvert Social
Balanced Portfolio       12/31/88   9.59%      12.42%     11.31%        N/A
--------------------------------------------------------------------------------
Hartford Advisers         3/31/88  17.54%      15.64%     13.55%        N/A
--------------------------------------------------------------------------------
Hartford Bond             3/31/88   1.97%      5.13%      7.33%         N/A
--------------------------------------------------------------------------------
Hartford Capital
Appreciation              3/31/88   8.89%      15.83%     17.04%        N/A
--------------------------------------------------------------------------------
Hartford Dividend and
Growth                     3/8/94   9.77%       N/A        N/A        20.14%
--------------------------------------------------------------------------------
Hartford Index            3/31/88  20.75%      21.62%     16.99%        N/A
--------------------------------------------------------------------------------
Hartford International
Opportunities              7/2/90   6.70%      5.33%       N/A         5.80%
--------------------------------------------------------------------------------
Hartford Money Market     3/31/88  -0.74%      3.02%      4.03%         N/A
--------------------------------------------------------------------------------
Hartford Mortgage
Securities                3/31/88   0.62%      4.80%      6.75%         N/A
--------------------------------------------------------------------------------
Hartford Stock Fund       3/31/88  25.85%      21.50%     16.97%        N/A
--------------------------------------------------------------------------------

             STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR YEAR ENDED
                                DECEMBER 31, 1998


DCI (.90% mortality and expense risk charge).

--------------------------------------------------------------------------------
SUB-ACCOUNT            INCEPTION   1 YEAR      5 YEAR    10-YEAR       SINCE
                          DATE                                       INCEPTION
--------------------------------------------------------------------------------
Calvert Social
Balanced Portfolio       12/31/88   9.42%      12.32%     11.27%        N/A
--------------------------------------------------------------------------------
Hartford Advisers         3/31/88  17.36%      15.54%     13.51%        N/A
--------------------------------------------------------------------------------
Hartford Bond             3/31/88   1.82%      5.04%      7.28%         N/A
--------------------------------------------------------------------------------
Hartford Capital
Appreciation              3/31/88   8.72%      15.73%     16.99%        N/A
--------------------------------------------------------------------------------
Hartford Dividend and
Growth                     3/8/94   9.61%       N/A        N/A        20.03%
--------------------------------------------------------------------------------
Hartford Index            3/31/88  20.57%      21.54%     16.95%        N/A
--------------------------------------------------------------------------------
Hartford International
Opportunities              7/2/90   6.54%      5.24%       N/A         5.75%
--------------------------------------------------------------------------------
Hartford Money Market     3/31/88  -0.89%      2.93%      3.99%         N/A
--------------------------------------------------------------------------------
Hartford Mortgage
Securities                3/31/88   0.47%      4.72%      6.71%         N/A
--------------------------------------------------------------------------------
Hartford Stock            3/31/88  25.66%      21.40%     16.92%        N/A
--------------------------------------------------------------------------------

             STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR YEAR ENDED
                                DECEMBER 31, 1998

DCII (1.25% mortality and expense risk charge).

--------------------------------------------------------------------------------
SUB-ACCOUNT            INCEPTION   1 YEAR      5 YEAR    10-YEAR       SINCE
                          DATE                                       INCEPTION
--------------------------------------------------------------------------------
Calvert Social
Balanced Portfolio       12/31/88   6.54%      9.79%      9.34%         N/A
--------------------------------------------------------------------------------
Hartford Advisers         3/31/88  14.51%      13.09%     11.62%        N/A
--------------------------------------------------------------------------------
Hartford Bond             3/31/88  -1.04%      2.40%      5.24%         N/A
--------------------------------------------------------------------------------
Hartford Capital
Appreciation              3/31/88   5.89%      13.41%     15.37%        N/A
--------------------------------------------------------------------------------
Hartford Dividend and
Growth                     3/8/94   6.72%       N/A        N/A        17.74%
--------------------------------------------------------------------------------
Hartford Index            3/31/88  18.13%      19.51%     15.32%        N/A
--------------------------------------------------------------------------------
Hartford International
Opportunities              7/2/90   3.66%      2.63%       N/A         3.14%
--------------------------------------------------------------------------------
Hartford Money Market     3/31/88  -3.73%      0.28%      1.65%         N/A
--------------------------------------------------------------------------------
Hartford Mortgage
Securities                3/31/88  -2.38%      2.11%      4.65%         N/A
--------------------------------------------------------------------------------
Hartford Stock            3/31/88  22.74%      19.03%     15.10%        N/A
--------------------------------------------------------------------------------

On March 31, 1988, DC Variable Account II was transferred to Separate Account Two and became a division thereof.


In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted and the time periods used to calculate return are based on the inception date of the underlying Funds. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.


For the fiscal year ended December 31, 1998, the non-standardized annualized total return for the Sub-Accounts listed below were as follows:


            NON-STANDARDIZED ANUALIZED TOTAL RETURN THAT PRE-DATED THE
              INCEPTION DATE OF THE SEPARATE ACCOUNT FOR YEAR ENDED
                                DECEMBER 31, 1998



DCI (.75% mortality and expense risk charge).

--------------------------------------------------------------------------------
SUB-ACCOUNT            INCEPTION   1 YEAR      5 YEAR    10-Year       Since
                          DATE                                       Inception
--------------------------------------------------------------------------------
Calvert Social
Balanced Portfolio       12/31/88  15.36%      13.46%     11.63%        N/A
--------------------------------------------------------------------------------
Hartford Advisers         3/31/83  23.72%      16.57%     13.82%        N/A
--------------------------------------------------------------------------------
Hartford Bond             8/31/77   7.34%      6.21%      7.66%         N/A
--------------------------------------------------------------------------------
Hartford Capital
Appreciation               4/2/84  14.62%      16.76%     17.25%        N/A
--------------------------------------------------------------------------------
Hartford Dividend and
Growth                     3/8/94  15.55%       N/A        N/A        21.00%
--------------------------------------------------------------------------------
Hartford Index             5/1/87  27.11%      22.39%     17.19%        N/A
--------------------------------------------------------------------------------
Hartford International
Opportunities              7/2/90  12.32%      6.42%       N/A         6.18%
--------------------------------------------------------------------------------
Hartford Money Market     6/30/80  4.48%       4.08%      4.35%         N/A
--------------------------------------------------------------------------------
Hartford Mortgage
Securities                 1/1/85  5.92%       5.88%      7.08%         N/A
--------------------------------------------------------------------------------
Hartford Stock            8/31/77  32.48%      22.27%     17.17%        N/A
--------------------------------------------------------------------------------

           NON-STANDARDIZED ANNUALIZED TOTAL RETURN THAT PRE-DATE THE
              INCEPTION DATE OF THE SEPARATE ACCOUNT FOR YEAR ENDED
                                DECEMBER 31, 1998



DCI (.90% mortality and expense risk charge).

--------------------------------------------------------------------------------
SUB-ACCOUNT             INCEPTION   1 YEAR     5 YEAR    10-YEAR       SINCE
                           DATE                                      INCEPTION
--------------------------------------------------------------------------------
Calvert Social
Balanced Portfolio       12/31/88   15.18%     13.37%     11.59%        N/A
--------------------------------------------------------------------------------
Hartford Advisers         3/31/83   23.54%     16.48%     13.77%        N/A
--------------------------------------------------------------------------------
Hartford Bond             8/31/77    7.18%      6.13%      7.61%        N/A
--------------------------------------------------------------------------------
Hartford Capital
Appreciation               4/2/84   14.44%     16.66%     17.20%        N/A
--------------------------------------------------------------------------------
Hartford Dividend and
Growth                     3/8/94   15.38%       N/A        N/A       20.90%
--------------------------------------------------------------------------------
Hartford Index             5/1/87   26.92%     22.31%     17.16%        N/A
--------------------------------------------------------------------------------
Hartford International
Opportunities              7/2/90   12.15%      6.33%       N/A        6.13%
--------------------------------------------------------------------------------
Hartford Money Market     6/30/80    4.33%      4.00%      4.31%        N/A
--------------------------------------------------------------------------------
Hartford Mortgage
Securities                 1/1/85    5.76%      5.80%      7.03%        N/A
--------------------------------------------------------------------------------
Hartford Stock Fund       8/31/77   32.28%     22.18%     17.13%        N/A
--------------------------------------------------------------------------------

            NON-STANDARDIZED ANNUALIZED TOTAL RETURN THAT PRE-DATE THE
              INCEPTION DATE OF THE SEPARATE ACCOUNT FOR YEAR ENDED
                                DECEMBER 31, 1998

DCII (l.25% mortality and expense risk charge).

--------------------------------------------------------------------------------
SUB-ACCOUNT            INCEPTION   1 YEAR      5 YEAR    10-YEAR       SINCE
                          DATE                                       INCEPTION
--------------------------------------------------------------------------------
Calvert Social
Balanced Portfolio       12/31/88  14.78%      13.14%     11.48%        N/A
--------------------------------------------------------------------------------
Hartford Advisers         3/31/83  23.17%      16.29%     13.68%        N/A
--------------------------------------------------------------------------------
Hartford Bond             8/31/77   6.80%      5.92%      7.51%         N/A
--------------------------------------------------------------------------------
Hartford Capital
Appreciation               4/2/84  14.09%      16.47%     17.10%        N/A
--------------------------------------------------------------------------------
Hartford Dividend and      3/8/94   14.97%      N/A        N/A        20.65%
Growth
--------------------------------------------------------------------------------
Hartford Index Fund        5/1/87   26.98%     22.34%     17.17%        N/A
--------------------------------------------------------------------------------
Hartford International
Opportunities              7/2/90   11.75%     6.12%       N/A         6.00%
--------------------------------------------------------------------------------
Hartford Money Market     6/30/80   3.96%      3.79%      4.21%         N/A
--------------------------------------------------------------------------------
Hartford Mortgage
Securities                 1/1/85   5.39%      5.59%      6.93%         N/A
--------------------------------------------------------------------------------
Hartford Stock            8/31/77  31.83%      21.95%     17.02%        N/A
--------------------------------------------------------------------------------

                           PERFORMANCE COMPARISONS

YIELD AND TOTAL RETURN. Each Sub-Account may from time to time include its total return in advertisements or in information furnished to present or prospective shareholders. Each Sub-Account may from time to time include its yield and total return in advertisements or information furnished to present or prospective shareholders. Each Sub-Account may from time to time include in advertisements its total return (and yield in the case of certain Sub-Accounts) the ranking of those performance figures relative to such figures for groups of other annuities analyzed by Lipper Analytical Services as having the same investment objectives.

The total return and yield may also be used to compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance. The Standard & Poor's Composite Index of 500 Stocks (the "S&P 500") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange.

The NASDAQ-OTC Price Index (the "NASDAQ Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks relative to the base measure of 100.00 on February 5, 1971. The NASDAQ Index is composed entirely of common stocks of companies traded over-the-counter and often through the National Association of Securities Dealers Automated Quotations ("NASDAQ") system. Only those over-the-counter stocks having only one market maker or traded on exchanges are excluded.

The Shearson Lehman Government Bond Index (the "SL Government Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign targeted issues are not included in the SL Government Index.

The Shearson Lehman Government/Corporate Bond Index (the "SL Government/Corporate Index") is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the SL Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized rating agency.

The Composite Index for Hartford Advisers HLS Fund is comprised of the S&P 500 (55%), the Lehman Government/Corporate Bond Index (35%), both mentioned above, and 90 Day U.S. Treasury Bills (10%)

HARTFORD LIFE INSURANCE COMPANY                                             SA-1
--------------------------------------------------------------------------------
 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
 TO HARTFORD LIFE INSURANCE COMPANY
 DC VARIABLE ACCOUNT-I AND TO THE OWNERS OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of Hartford Life Insurance Company DC Variable Account-I (Bond Fund, Stock Fund, Money Market Fund, Advisers Fund, Capital Appreciation Fund, Mortgage Fund, Index Fund, International Opportunities Fund, Dividend and Growth Fund, and Calvert Social Balanced Portfolio) (collectively, the Account) as of December 31, 1998, and the related statements of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1998, and the results of their operations and the changes in their net assets for the periods presented in conformity with generally accepted accounting principles.

Hartford, Connecticut
February 16, 1999                                            ARTHUR ANDERSEN LLP

SA-2                                             HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
 DC VARIABLE ACCOUNT-I
--------------------------------------------------------------------------------
 STATEMENTS OF ASSETS AND LIABILITIES
 DECEMBER 31, 1998

                                                      MONEY MARKET
                            BOND FUND    STOCK FUND       FUND
                           SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  ------------  -------------
ASSETS:
  Investments:
    Hartford Bond HLS
     Fund, Inc. - Class
     IA
    Shares 49,532,107
    Cost $50,236,343
      Market Value.......  $53,527,614       --            --
    Hartford Stock HLS
     Fund, Inc. - Class
     IA
    Shares 129,859,437
    Cost $448,758,813
      Market Value.......      --       $852,094,253       --
    Hartford Money Market
     HLS Fund, Inc. -
     Class IA
    Shares 40,403,289
    Cost $40,403,289
      Market Value.......      --            --        $40,403,289
    Hartford Advisers HLS
     Fund, Inc. - Class
     IA
    Shares 303,169,713
    Cost $569,475,241
      Market Value.......      --            --            --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. - Class
     IA
    Shares 107,983,546
    Cost $337,472,849
      Market Value.......      --            --            --
    Hartford Mortgage
     Securities HLS Fund,
     Inc. - Class IA
    Shares 22,956,057
    Cost $24,266,181
      Market Value.......      --            --            --
    Hartford Index HLS
     Fund, Inc. - Class
     IA
    Shares 54,544,920
    Cost $120,875,057
      Market Value.......      --            --            --
    Hartford
     International
     Opportunities HLS
     Fund, Inc. - Class
     IA
    Shares 39,758,218
    Cost $48,178,150
      Market Value.......      --            --            --
    Hartford Dividend and
     Growth HLS Fund,
     Inc. - Class IA
    Shares 37,661,352
    Cost $57,882,137
      Market Value.......      --            --            --
    Calvert Social
     Balanced Portfolio
    Shares 15,324,241
    Cost $26,214,828
      Market Value.......      --            --            --
  Due from Hartford Life
   Insurance Company.....      55,862         68,757       --
  Receivable from fund
   shares sold...........     125,708        301,380       151,581
                           -----------  ------------  -------------
  Total Assets...........  53,709,184    852,464,390    40,554,870
                           -----------  ------------  -------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....     125,707        301,459       152,049
  Payable for fund shares
   purchased.............      55,861         68,818       --
                           -----------  ------------  -------------
  Total Liabilities......     181,568        370,277       152,049
                           -----------  ------------  -------------
  Net Assets (variable
   annuity contract
   liabilities)..........  $53,527,616  $852,094,113   $40,402,821
                           -----------  ------------  -------------
                           -----------  ------------  -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY                                             SA-3
--------------------------------------------------------------------------------

                                                 CAPITAL             MORTGAGE                           INTERNATIONAL
                           ADVISERS FUND    APPRECIATION FUND    SECURITIES FUND      INDEX FUND     OPPORTUNITIES FUND
                            SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT
                           --------------   ------------------   ----------------   --------------   -------------------
ASSETS:
  Investments:
    Hartford Bond HLS
     Fund, Inc. - Class
     IA
    Shares 49,532,107
    Cost $50,236,343
      Market Value.......       --                --                   --                 --               --
    Hartford Stock HLS
     Fund, Inc. - Class
     IA
    Shares 129,859,437
    Cost $448,758,813
      Market Value.......       --                --                   --                 --               --
    Hartford Money Market
     HLS Fund, Inc. -
     Class IA
    Shares 40,403,289
    Cost $40,403,289
      Market Value.......       --                --                   --                 --               --
    Hartford Advisers HLS
     Fund, Inc. - Class
     IA
    Shares 303,169,713
    Cost $569,475,241
      Market Value.......   $905,038,294          --                   --                 --               --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. - Class
     IA
    Shares 107,983,546
    Cost $337,472,849
      Market Value.......       --             $513,902,444            --                 --               --
    Hartford Mortgage
     Securities HLS Fund,
     Inc. - Class IA
    Shares 22,956,057
    Cost $24,266,181
      Market Value.......       --                --                $24,897,060           --               --
    Hartford Index HLS
     Fund, Inc. - Class
     IA
    Shares 54,544,920
    Cost $120,875,057
      Market Value.......       --                --                   --           $  194,750,016         --
    Hartford
     International
     Opportunities HLS
     Fund, Inc. - Class
     IA
    Shares 39,758,218
    Cost $48,178,150
      Market Value.......       --                --                   --                 --             $53,866,702
    Hartford Dividend and
     Growth HLS Fund,
     Inc. - Class IA
    Shares 37,661,352
    Cost $57,882,137
      Market Value.......       --                --                   --                 --               --
    Calvert Social
     Balanced Portfolio
    Shares 15,324,241
    Cost $26,214,828
      Market Value.......       --                --                   --                 --               --
  Due from Hartford Life
   Insurance Company.....       --                    7,002               1,506            224,349         --
  Receivable from fund
   shares sold...........        386,975            982,605              51,692              8,383           192,451
                           --------------   ------------------   ----------------   --------------   -------------------
  Total Assets...........    905,425,269        514,892,051          24,950,258        194,982,748        54,059,153
                           --------------   ------------------   ----------------   --------------   -------------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        387,411            982,721              51,691              8,375           192,461
  Payable for fund shares
   purchased.............       --                    7,001               1,868            224,966         --
                           --------------   ------------------   ----------------   --------------   -------------------
  Total Liabilities......        387,411            989,722              53,559            233,341           192,461
                           --------------   ------------------   ----------------   --------------   -------------------
  Net Assets (variable
   annuity contract
   liabilities)..........   $905,037,858       $513,902,329         $24,896,699     $  194,749,407       $53,866,692
                           --------------   ------------------   ----------------   --------------   -------------------
                           --------------   ------------------   ----------------   --------------   -------------------

                           DIVIDEND AND      CALVERT SOCIAL
                            GROWTH FUND    BALANCED PORTFOLIO
                            SUB-ACCOUNT        SUB-ACCOUNT
                           -------------   -------------------
ASSETS:
  Investments:
    Hartford Bond HLS
     Fund, Inc. - Class
     IA
    Shares 49,532,107
    Cost $50,236,343
      Market Value.......       --               --
    Hartford Stock HLS
     Fund, Inc. - Class
     IA
    Shares 129,859,437
    Cost $448,758,813
      Market Value.......       --               --
    Hartford Money Market
     HLS Fund, Inc. -
     Class IA
    Shares 40,403,289
    Cost $40,403,289
      Market Value.......       --               --
    Hartford Advisers HLS
     Fund, Inc. - Class
     IA
    Shares 303,169,713
    Cost $569,475,241
      Market Value.......       --               --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. - Class
     IA
    Shares 107,983,546
    Cost $337,472,849
      Market Value.......       --               --
    Hartford Mortgage
     Securities HLS Fund,
     Inc. - Class IA
    Shares 22,956,057
    Cost $24,266,181
      Market Value.......       --               --
    Hartford Index HLS
     Fund, Inc. - Class
     IA
    Shares 54,544,920
    Cost $120,875,057
      Market Value.......       --               --
    Hartford
     International
     Opportunities HLS
     Fund, Inc. - Class
     IA
    Shares 39,758,218
    Cost $48,178,150
      Market Value.......       --               --
    Hartford Dividend and
     Growth HLS Fund,
     Inc. - Class IA
    Shares 37,661,352
    Cost $57,882,137
      Market Value.......   $81,366,824          --
    Calvert Social
     Balanced Portfolio
    Shares 15,324,241
    Cost $26,214,828
      Market Value.......       --             $32,735,647
  Due from Hartford Life
   Insurance Company.....         2,979             15,095
  Receivable from fund
   shares sold...........        75,029              3,162
                           -------------   -------------------
  Total Assets...........    81,444,832         32,753,904
                           -------------   -------------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        75,037          --
  Payable for fund shares
   purchased.............         2,987             14,145
                           -------------   -------------------
  Total Liabilities......        78,024             14,145
                           -------------   -------------------
  Net Assets (variable
   annuity contract
   liabilities)..........   $81,366,808        $32,739,759
                           -------------   -------------------
                           -------------   -------------------

SA-4                                             HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
 DC VARIABLE ACCOUNT-I
--------------------------------------------------------------------------------
 STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
 DECEMBER 31, 1998

                                        UNITS
                                       OWNED BY        UNIT          CONTRACT
                                     PARTICIPANTS      PRICE         LIABILITY
                                     ------------   -----------   ---------------
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Bond Fund .85%...................     6,034,292   $  4.987836   $    30,098,062
  Bond Fund .90%...................         2,509      4.970485            12,473
  Bond Fund .95%...................       337,895      4.985301         1,684,506
  Bond Fund 1.25%..................     4,376,851      4.965345        21,732,575
  Stock Fund .85%..................    28,896,465     19.114468       552,340,557
  Stock Fund .90%..................         1,037     19.047906            19,758
  Stock Fund .95%..................       769,966     19.104818        14,710,051
  Stock Fund 1.25%.................    14,978,920     19.028324       285,023,747
  Money Market Fund .85%...........     7,268,976      2.993036        21,756,308
  Money Market Fund .90%...........         7,498      2.982488            22,362
  Money Market Fund .95%...........       421,559      2.991507         1,261,097
  Money Market Fund 1.25%..........     5,827,414      2.979547        17,363,054
  Advisers Fund .85%...............    87,082,779      6.445653       561,305,374
  Advisers Fund .90%...............         2,644      6.423179            16,982
  Advisers Fund .95%...............     6,096,259      6.442384        39,274,442
  Advisers Fund 1.25%..............    47,445,794      6.416608       304,441,060
  Capital Appreciation Fund .85%...    32,099,308      9.125416       292,919,541
  Capital Appreciation Fund .90%...         1,641      9.093538            14,925
  Capital Appreciation Fund .95%...     2,123,542      9.120872        19,368,558
  Capital Appreciation Fund
   1.25%...........................    11,192,113      9.084277       201,599,305
  Mortgage Securities Fund .85%....     5,733,468      2.786779        15,977,907
  Mortgage Securities Fund .90%....         4,318      2.777046            11,991
  Mortgage Securities Fund .95%....       404,517      2.785363         1,126,726
  Mortgage Securities Fund 1.25%...     2,804,402      2.774237         7,780,075
  Index Fund .85%..................    57,815,366      1.763783       101,973,759
  Index Fund .90%..................        10,000      1.758109            17,581
  Index Fund .95%..................     6,449,132      1.763807        11,375,025
  Index Fund 1.25%.................    17,132,266      4.750279        81,383,042
  International Opportunities Fund
   .85%............................    18,198,263      1.665352        30,306,514
  International Opportunities Fund
   .90%............................         6,915      1.659529            11,475
  International Opportunities Fund
   .95%............................       718,058      1.664531         1,195,231
  International Opportunities Fund
   1.25%...........................    13,483,459      1.657844        22,353,472
  Dividend and Growth Fund .85%....    18,854,015      2.254645        42,509,110
  Dividend and Growth Fund .90%....         7,694      2.246741            17,286
  Dividend and Growth Fund .95%....     1,117,696      2.253519         2,518,750
  Dividend and Growth Fund 1.25%...    16,182,713      2.244473        36,321,662
  Calvert Social Balanced Portfolio
   .85%............................     6,588,859      2.960060        19,503,418
  Calvert Social Balanced Portfolio
   .90%............................         5,065      2.949717            14,941
  Calvert Social Balanced Portfolio
   .95%............................       358,088      2.985842         1,059,418
  Calvert Social Balanced Portfolio
   1.25%...........................     4,127,744      2.946399        12,161,982
                                                                  ---------------
GRAND TOTAL........................                               $ 2,752,584,102
                                                                  ---------------
                                                                  ---------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENT.

                      [This page intentionally left blank]

SA-6                                             HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
 DC VARIABLE ACCOUNT-I
--------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS
 FOR THE YEAR ENDED DECEMBER 31, 1998

                                                          MONEY MARKET
                            BOND FUND      STOCK FUND         FUND
                           SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           ------------   -------------   -------------
INVESTMENT INCOME:
  Dividends..............   $ 2,559,174   $   6,465,590     $1,805,865
EXPENSES:
  Mortality and expense
   undertakings..........      (375,983)     (5,965,756)      (286,203)
                           ------------   -------------   -------------
    Net investment income
     (loss)..............     2,183,191         499,834      1,519,662
                           ------------   -------------   -------------
CAPITAL GAINS INCOME.....       --           23,069,120        --
                           ------------   -------------   -------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         2,433         714,355        --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       972,564     183,443,598        --
                           ------------   -------------   -------------
    Net gain (loss) on
     investments.........       974,997     184,157,953        --
                           ------------   -------------   -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $ 3,158,188   $ 207,726,907     $1,519,662
                           ------------   -------------   -------------
                           ------------   -------------   -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY                                             SA-7
--------------------------------------------------------------------------------

                                                 CAPITAL             MORTGAGE                           INTERNATIONAL
                           ADVISERS FUND    APPRECIATION FUND    SECURITIES FUND      INDEX FUND     OPPORTUNITIES FUND
                            SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT
                           --------------   ------------------   ----------------   --------------   -------------------
INVESTMENT INCOME:
  Dividends..............   $  17,924,157       $ 2,751,536         $1,556,322      $    1,591,033        $  708,473
EXPENSES:
  Mortality and expense
   undertakings..........      (6,526,574)       (4,063,995)          (193,111)         (1,326,067)         (445,698)
                           --------------   ------------------   ----------------   --------------   -------------------
    Net investment income
     (loss)..............      11,397,583        (1,312,459)         1,363,211             264,966           262,775
                           --------------   ------------------   ----------------   --------------   -------------------
CAPITAL GAINS INCOME.....      25,313,632        32,040,202           --                 3,422,388         3,515,336
                           --------------   ------------------   ----------------   --------------   -------------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       6,494,130         1,681,913             39,785             (58,579)          707,165
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     128,375,353        35,834,365            (24,289)         35,353,337         2,062,833
                           --------------   ------------------   ----------------   --------------   -------------------
    Net gain (loss) on
     investments.........     134,869,483        37,516,278             15,496          35,294,758         2,769,998
                           --------------   ------------------   ----------------   --------------   -------------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $ 171,580,698       $68,244,021         $1,378,707      $   38,982,112        $6,548,109
                           --------------   ------------------   ----------------   --------------   -------------------
                           --------------   ------------------   ----------------   --------------   -------------------

                           DIVIDEND AND      CALVERT SOCIAL
                            GROWTH FUND    BALANCED PORTFOLIO
                            SUB-ACCOUNT        SUB-ACCOUNT
                           -------------   -------------------
INVESTMENT INCOME:
  Dividends..............   $  1,323,783        $  730,489
EXPENSES:
  Mortality and expense
   undertakings..........       (663,289)         (240,440)
                           -------------   -------------------
    Net investment income
     (loss)..............        660,494           490,049
                           -------------   -------------------
CAPITAL GAINS INCOME.....      2,779,678         1,638,236
                           -------------   -------------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        426,383            48,836
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      7,655,244         2,144,124
                           -------------   -------------------
    Net gain (loss) on
     investments.........      8,081,627         2,192,960
                           -------------   -------------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $ 11,521,799        $4,321,245
                           -------------   -------------------
                           -------------   -------------------

SA-8                                             HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
 DC VARIABLE ACCOUNT-I
--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 1998

                                                      MONEY MARKET
                            BOND FUND    STOCK FUND       FUND
                           SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  ------------  -------------
OPERATIONS:
  Net investment income
   (loss)................  $ 2,183,191  $    499,834   $ 1,519,662
  Capital gains income...      --         23,069,120       --
  Net realized gain
   (loss) on security
   transactions..........        2,433       714,355       --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      972,564   183,443,598       --
                           -----------  ------------  -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    3,158,188   207,726,907     1,519,662
                           -----------  ------------  -------------
UNIT TRANSACTIONS:
  Purchases..............    3,667,032    52,577,965     3,344,933
  Net transfers..........    7,703,221   (30,615,196)    5,386,082
  Surrenders for benefit
   payments and fees.....   (1,938,648)  (19,829,778)   (1,911,188)
                           -----------  ------------  -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    9,431,605     2,132,991     6,819,827
                           -----------  ------------  -------------
  Net increase (decrease)
   in net assets.........   12,589,793   209,859,898     8,339,489
NET ASSETS:
  Beginning of period....   40,937,823   642,234,215    32,063,332
                           -----------  ------------  -------------
  End of period..........  $53,527,616  $852,094,113   $40,402,821
                           -----------  ------------  -------------
                           -----------  ------------  -------------

 HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 1997

                                                      MONEY MARKET
                            BOND FUND    STOCK FUND       FUND
                           SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  ------------  -------------
OPERATIONS:
  Net investment income
   (loss)................  $ 1,907,007  $  1,368,978   $ 1,261,241
  Capital gains income...      --         24,157,334       --
  Net realized gain
   (loss) on security
   transactions..........      124,999     6,578,151       --
                           -----------  ------------  -------------
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    1,560,612   110,766,483       --
                           -----------  ------------  -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    3,592,618   142,870,946     1,261,241
                           -----------  ------------  -------------
UNIT TRANSACTIONS:
  Purchases..............    3,466,840    46,154,040     2,966,841
  Net transfers..........    1,331,342    21,237,621     8,653,859
  Surrenders for benefit
   payments and fees.....   (4,053,858)  (35,208,472)   (7,126,866)
                           -----------  ------------  -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      744,324    32,183,189     4,493,834
                           -----------  ------------  -------------
  Net increase (decrease)
   in net assets.........    4,336,942   175,054,135     5,755,075
NET ASSETS:
  Beginning of period....   36,600,881   467,180,080    26,308,257
                           -----------  ------------  -------------
  End of period..........  $40,937,823  $642,234,215   $32,063,332
                           -----------  ------------  -------------
                           -----------  ------------  -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY                                             SA-9
--------------------------------------------------------------------------------

                                                 CAPITAL             MORTGAGE                           INTERNATIONAL
                           ADVISERS FUND    APPRECIATION FUND    SECURITIES FUND      INDEX FUND     OPPORTUNITIES FUND
                            SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT
                           --------------   ------------------   ----------------   --------------   -------------------
OPERATIONS:
  Net investment income
   (loss)................   $ 11,397,583       $ (1,312,459)        $ 1,363,211     $      264,966       $   262,775
  Capital gains income...     25,313,632         32,040,202            --                3,422,388         3,515,336
  Net realized gain
   (loss) on security
   transactions..........      6,494,130          1,681,913              39,785            (58,579)          707,165
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    128,375,353         35,834,365             (24,289)        35,353,337         2,062,833
                           --------------   ------------------   ----------------   --------------   -------------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    171,580,698         68,244,021           1,378,707         38,982,112         6,548,109
                           --------------   ------------------   ----------------   --------------   -------------------
UNIT TRANSACTIONS:
  Purchases..............     63,792,632         57,410,119           1,815,173         21,746,631         8,614,699
  Net transfers..........    (25,294,322)       (97,300,197)         (1,687,207)         9,830,133       (16,662,048)
  Surrenders for benefit
   payments and fees.....    (22,848,470)       (12,289,854)           (801,083)        (5,052,574)       (1,450,359)
                           --------------   ------------------   ----------------   --------------   -------------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     15,649,840        (52,179,932)           (673,117)        26,524,190        (9,497,708)
                           --------------   ------------------   ----------------   --------------   -------------------
  Net increase (decrease)
   in net assets.........    187,230,538         16,064,089             705,590         65,506,302        (2,949,599)
NET ASSETS:
  Beginning of period....    717,807,320        497,838,240          24,191,109        129,243,105        56,816,291
                           --------------   ------------------   ----------------   --------------   -------------------
  End of period..........   $905,037,858       $513,902,329         $24,896,699     $  194,749,407       $53,866,692
                           --------------   ------------------   ----------------   --------------   -------------------
                           --------------   ------------------   ----------------   --------------   -------------------

                           DIVIDEND AND      CALVERT SOCIAL
                            GROWTH FUND    BALANCED PORTFOLIO
                            SUB-ACCOUNT        SUB-ACCOUNT
                           -------------   -------------------
OPERATIONS:
  Net investment income
   (loss)................   $   660,494        $   490,049
  Capital gains income...     2,779,678          1,638,236
  Net realized gain
   (loss) on security
   transactions..........       426,383             48,836
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     7,655,244          2,144,124
                           -------------   -------------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    11,521,799          4,321,245
                           -------------   -------------------
UNIT TRANSACTIONS:
  Purchases..............    14,599,476          3,592,019
  Net transfers..........   (15,975,390)        (2,100,831)
  Surrenders for benefit
   payments and fees.....    (2,142,352)          (738,890)
                           -------------   -------------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (3,518,266)           752,298
                           -------------   -------------------
  Net increase (decrease)
   in net assets.........     8,003,533          5,073,543
NET ASSETS:
  Beginning of period....    73,363,275         27,666,216
                           -------------   -------------------
  End of period..........   $81,366,808        $32,739,759
                           -------------   -------------------
                           -------------   -------------------

                                                 CAPITAL             MORTGAGE                           INTERNATIONAL
                           ADVISERS FUND    APPRECIATION FUND    SECURITIES FUND      INDEX FUND     OPPORTUNITIES FUND
                            SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT
                           --------------   ------------------   ----------------   --------------   -------------------
OPERATIONS:
  Net investment income
   (loss)................   $  9,886,074       $ (1,196,302)        $ 1,248,088     $      598,239       $      (758)
  Capital gains income...     25,268,801         28,766,004            --                6,533,234         4,696,573
  Net realized gain
   (loss) on security
   transactions..........      5,071,741          4,496,895              44,928             97,833           888,549
                           --------------   ------------------   ----------------   --------------   -------------------
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     94,029,565         50,207,429             629,776         20,028,797        (5,282,405)
                           --------------   ------------------   ----------------   --------------   -------------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    134,256,181         82,274,026           1,922,792         27,258,103           301,959
                           --------------   ------------------   ----------------   --------------   -------------------
UNIT TRANSACTIONS:
  Purchases..............     59,152,156         58,909,002           2,223,659         15,649,018        11,237,406
  Net transfers..........    (13,045,412)        (2,307,551)         (2,963,809)        16,985,560       (15,648,256)
  Surrenders for benefit
   payments and fees.....    (36,510,443)       (29,434,632)         (2,745,277)        (6,626,315)       (3,880,815)
                           --------------   ------------------   ----------------   --------------   -------------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      9,596,301         27,166,819          (3,485,427)        26,008,263        (8,291,665)
                           --------------   ------------------   ----------------   --------------   -------------------
  Net increase (decrease)
   in net assets.........    143,852,482        109,440,845          (1,562,635)        53,266,366        (7,989,706)
NET ASSETS:
  Beginning of period....    573,954,838        388,397,395          25,753,744         75,976,739        64,805,997
                           --------------   ------------------   ----------------   --------------   -------------------
  End of period..........   $717,807,320       $497,838,240         $24,191,109     $  129,243,105       $56,816,291
                           --------------   ------------------   ----------------   --------------   -------------------
                           --------------   ------------------   ----------------   --------------   -------------------

                                                                 U.S. GOVERNMENT
                           DIVIDEND AND      CALVERT SOCIAL        MONEY MARKET
                            GROWTH FUND    BALANCED PORTFOLIO          FUND
                            SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
                           -------------   -------------------   ----------------
OPERATIONS:
  Net investment income
   (loss)................   $   582,784        $   404,341         $    196,827
  Capital gains income...     1,059,984          1,315,449             --
  Net realized gain
   (loss) on security
   transactions..........       (51,874)            69,930             --
                           -------------   -------------------   ----------------
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    11,994,336          2,549,851             --
                           -------------   -------------------   ----------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    13,585,230          4,339,571              196,827
                           -------------   -------------------   ----------------
UNIT TRANSACTIONS:
  Purchases..............    11,234,389          3,573,694              774,359
  Net transfers..........    19,144,366         (1,447,654)         (10,442,791)
  Surrenders for benefit
   payments and fees.....    (1,727,395)          (659,872)            (668,503)
                           -------------   -------------------   ----------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    28,651,360          1,466,168          (10,336,935)
                           -------------   -------------------   ----------------
  Net increase (decrease)
   in net assets.........    42,236,590          5,805,739          (10,140,108)
NET ASSETS:
  Beginning of period....    31,126,685         21,860,477           10,140,108
                           -------------   -------------------   ----------------
  End of period..........   $73,363,275        $27,666,216         $   --
                           -------------   -------------------   ----------------
                           -------------   -------------------   ----------------

SA-10                                            HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
 DC VARIABLE ACCOUNT-I
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
 DECEMBER 31, 1998

 1.  ORGANIZATION:

    DC Variable Account-I (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractholders of the Company in various mutual funds (the Funds) as directed by the contractholders.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1998.

   c) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   d) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  DEDUCTIONS AND CHARGES:

    Certain amounts are deducted from the Contracts, as described below:

   a) MORTALITY AND EXPENSE RISK CHARGES--The Company will make deductions at a maximum annual rate of 1.25% of the Contract's value for the mortality and expense risks which the Company undertakes.

   b) TAX EXPENSE CHARGE--If applicable, the Company will make deductions at a maximum rate of 3.5% of the Contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the Contract's value may be assessed to partial withdrawals or surrenders. These expenses are included in Surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   c) ANNUAL MAINTENANCE FEE--An annual maintenance fee up to $18 may be deducted from the Contract's value each contract year. These expenses are included in Surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

 4.  HARTFORD U.S. GOVERNMENT MONEY MARKET FUND:

    On June 27, 1997, the Hartford U.S. Government Money Market Fund was merged with the HVA Money Market Fund. Accordingly, all contractholder account values held in the Hartford U.S. Government Money Market Fund were exchanged for equivalent account values of HVA Money Market Fund on June 27, 1997.

HARTFORD LIFE INSURANCE COMPANY                                             SA-1
--------------------------------------------------------------------------------
 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
 TO HARTFORD LIFE INSURANCE COMPANY
 SEPARATE ACCOUNT TWO AND TO THE OWNERS OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of Hartford Life Insurance Company Separate Account Two (Bond Fund, Stock Fund, Money Market Fund, Advisers Fund, Capital Appreciation Fund, Mortgage Fund, Index Fund, International Opportunities Fund, Dividend and Growth Fund, Calvert Social Balanced Portfolio, American Century VP Advantage Fund, American Century VP Capital Appreciation Fund, Fidelity VIP II Asset Manager Fund, Fidelity VIP II Contrafund Fund, and Fidelity VIP Growth Fund) (collectively, the Account) as of December 31, 1998, and the related statements of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1998, and the results of their operations and the changes in their net assets for the periods presented in conformity with generally accepted accounting principles.

Hartford, Connecticut
February 16, 1999                                            ARTHUR ANDERSEN LLP

SA-2                                             HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
 STATEMENTS OF ASSETS AND LIABILITIES
 DECEMBER 31, 1998

                                                      MONEY MARKET
                            BOND FUND    STOCK FUND       FUND
                           SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  ------------  -------------
ASSETS:
  Investments:
    Hartford Bond HLS
     Fund, Inc. - Class
     IA
    Shares 15,673,742
    Cost $16,014,286
      Market Value.......  $16,938,067       --            --
    Hartford Stock HLS
     Fund, Inc. - Class
     IA
    Shares 32,297,176
    Cost $81,488,687
      Market Value.......      --       $211,923,286       --
    Hartford Money Market
     HLS Fund, Inc. -
     Class IA
    Shares 6,520,342
    Cost $6,520,342
      Market Value.......      --            --         $6,520,342
    Hartford Advisers HLS
     Fund, Inc. - Class
     IA
    Shares 30,578,202
    Cost $54,979,808
      Market Value.......      --            --            --
    Hartford Capital
     Appreciation HLS
     Fund,Inc. - Class IA
    Shares 23,506,025
    Cost $75,097,507
      Market Value.......      --            --            --
    Hartford Mortgage
     Securities HLS Fund,
     Inc. - Class IA
    Shares 3,204,490
    Cost $3,396,725
      Market Value.......      --            --            --
    Hartford Index HLS
     Fund, Inc. - Class
     IA
    Shares 12,031,459
    Cost $27,338,683
      Market Value.......      --            --            --
    Hartford
     International
     Opportunities HLS
     Fund, Inc. - Class
     IA
    Shares 7,577,719
    Cost $9,212,311
      Market Value.......      --            --            --
    Hartford Dividend and
     Growth HLS Fund,
     Inc. - Class IA
    Shares 10,228,769
    Cost $17,326,588
      Market Value.......      --            --            --
    Calvert Social
     Balanced Portfolio
    Shares 1,986,127
    Cost $3,437,043
      Market Value.......      --            --            --
  Due from Hartford Life
   Insurance Company.....       4,451        197,046         5,370
  Receivable from fund
   shares sold...........       5,825         13,146         2,120
                           -----------  ------------  -------------
  Total Assets...........  16,948,343    212,133,478     6,527,832
                           -----------  ------------  -------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       5,830         13,141         2,146
  Payable for fund shares
   purchased.............       4,480        198,818         5,361
                           -----------  ------------  -------------
  Total Liabilities......      10,310        211,959         7,507
                           -----------  ------------  -------------
  Net Assets (variable
   annuity contract
   liabilities)..........  $16,938,033  $211,921,519    $6,520,325
                           -----------  ------------  -------------
                           -----------  ------------  -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY                                             SA-3
--------------------------------------------------------------------------------

                                                 CAPITAL             MORTGAGE                           INTERNATIONAL
                           ADVISERS FUND    APPRECIATION FUND    SECURITIES FUND      INDEX FUND     OPPORTUNITIES FUND
                            SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT
                           --------------   ------------------   ----------------   --------------   -------------------
ASSETS:
  Investments:
    Hartford Bond HLS
     Fund, Inc. - Class
     IA
    Shares 15,673,742
    Cost $16,014,286
      Market Value.......       --                --                  --                --                 --
    Hartford Stock HLS
     Fund, Inc. - Class
     IA
    Shares 32,297,176
    Cost $81,488,687
      Market Value.......       --                --                  --                --                 --
    Hartford Money Market
     HLS Fund, Inc. -
     Class IA
    Shares 6,520,342
    Cost $6,520,342
      Market Value.......       --                --                  --                --                 --
    Hartford Advisers HLS
     Fund, Inc. - Class
     IA
    Shares 30,578,202
    Cost $54,979,808
      Market Value.......    $91,283,669          --                  --                --                 --
    Hartford Capital
     Appreciation HLS
     Fund,Inc. - Class IA
    Shares 23,506,025
    Cost $75,097,507
      Market Value.......       --             $111,867,076           --                --                 --
    Hartford Mortgage
     Securities HLS Fund,
     Inc. - Class IA
    Shares 3,204,490
    Cost $3,396,725
      Market Value.......       --                --                $3,475,440          --                 --
    Hartford Index HLS
     Fund, Inc. - Class
     IA
    Shares 12,031,459
    Cost $27,338,683
      Market Value.......       --                --                  --            $42,957,747            --
    Hartford
     International
     Opportunities HLS
     Fund, Inc. - Class
     IA
    Shares 7,577,719
    Cost $9,212,311
      Market Value.......       --                --                  --                --               $10,266,726
    Hartford Dividend and
     Growth HLS Fund,
     Inc. - Class IA
    Shares 10,228,769
    Cost $17,326,588
      Market Value.......       --                --                  --                --                 --
    Calvert Social
     Balanced Portfolio
    Shares 1,986,127
    Cost $3,437,043
      Market Value.......       --                --                  --                --                 --
  Due from Hartford Life
   Insurance Company.....        345,858          --                     1,700           17,332                2,319
  Receivable from fund
   shares sold...........             48            349,343                  4          --                     7,360
                           --------------   ------------------   ----------------   --------------   -------------------
  Total Assets...........     91,629,575        112,216,419          3,477,144       42,975,079           10,276,405
                           --------------   ------------------   ----------------   --------------   -------------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....             24            351,720                  4          --                     7,426
  Payable for fund shares
   purchased.............        346,286          --                     1,730           17,325                2,322
                           --------------   ------------------   ----------------   --------------   -------------------
  Total Liabilities......        346,310            351,720              1,734           17,325                9,748
                           --------------   ------------------   ----------------   --------------   -------------------
  Net Assets (variable
   annuity contract
   liabilities)..........    $91,283,265       $111,864,699         $3,475,410      $42,957,754          $10,266,657
                           --------------   ------------------   ----------------   --------------   -------------------
                           --------------   ------------------   ----------------   --------------   -------------------

                           DIVIDEND AND      CALVERT SOCIAL
                            GROWTH FUND    BALANCED PORTFOLIO
                            SUB-ACCOUNT        SUB-ACCOUNT
                           -------------   -------------------
ASSETS:
  Investments:
    Hartford Bond HLS
     Fund, Inc. - Class
     IA
    Shares 15,673,742
    Cost $16,014,286
      Market Value.......       --               --
    Hartford Stock HLS
     Fund, Inc. - Class
     IA
    Shares 32,297,176
    Cost $81,488,687
      Market Value.......       --               --
    Hartford Money Market
     HLS Fund, Inc. -
     Class IA
    Shares 6,520,342
    Cost $6,520,342
      Market Value.......       --               --
    Hartford Advisers HLS
     Fund, Inc. - Class
     IA
    Shares 30,578,202
    Cost $54,979,808
      Market Value.......       --               --
    Hartford Capital
     Appreciation HLS
     Fund,Inc. - Class IA
    Shares 23,506,025
    Cost $75,097,507
      Market Value.......       --               --
    Hartford Mortgage
     Securities HLS Fund,
     Inc. - Class IA
    Shares 3,204,490
    Cost $3,396,725
      Market Value.......       --               --
    Hartford Index HLS
     Fund, Inc. - Class
     IA
    Shares 12,031,459
    Cost $27,338,683
      Market Value.......       --               --
    Hartford
     International
     Opportunities HLS
     Fund, Inc. - Class
     IA
    Shares 7,577,719
    Cost $9,212,311
      Market Value.......       --               --
    Hartford Dividend and
     Growth HLS Fund,
     Inc. - Class IA
    Shares 10,228,769
    Cost $17,326,588
      Market Value.......   $22,099,113          --
    Calvert Social
     Balanced Portfolio
    Shares 1,986,127
    Cost $3,437,043
      Market Value.......       --              $4,242,767
  Due from Hartford Life
   Insurance Company.....        12,985              2,421
  Receivable from fund
   shares sold...........       --                       8
                           -------------   -------------------
  Total Assets...........    22,112,098          4,245,196
                           -------------   -------------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --                       8
  Payable for fund shares
   purchased.............        12,966              1,840
                           -------------   -------------------
  Total Liabilities......        12,966              1,848
                           -------------   -------------------
  Net Assets (variable
   annuity contract
   liabilities)..........   $22,099,132         $4,243,348
                           -------------   -------------------
                           -------------   -------------------

SA-4                                             HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
 STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
 DECEMBER 31, 1998

                           AMERICAN CENTURY VP
                              ADVANTAGE FUND
                               SUB-ACCOUNT
                           --------------------
ASSETS:
  Investments:
    American Century VP
     Advantage Fund, Inc.
    Shares 48,578
    Cost $303,893
      Market Value.......        $337,132
    American Century
     Capital Appreciation
     Fund, Inc.
    Shares 130,146
    Cost $1,457,565
      Market Value.......        --
    Fidelity VIP Overseas
     Fund, Inc.
    Shares 123,723
    Cost $2,261,738
      Market Value.......        --
    Fidelity VIP II Asset
     Manager Fund, Inc.
    Shares 259,872
    Cost $4,216,553
      Market Value.......        --
    Fidelity VIP II
     Contrafund Fund,
     Inc.
    Shares 731,693
    Cost $12,007,783
      Market Value.......        --
    Fidelity VIP Growth
     Fund, Inc.
    Shares 404,750
    Cost $13,016,837
      Market Value.......        --
  Due from Hartford Life
   Insurance Company.....          11,666
  Receivable from fund
   shares sold...........        --
                                 --------
  Total Assets...........         348,798
                                 --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        --
  Payable for fund shares
   purchased.............          11,666
                                 --------
  Total Liabilities......          11,666
                                 --------
  Net Assets (variable
   annuity contract
   liabilities)..........        $337,132
                                 --------
                                 --------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY                                             SA-5
--------------------------------------------------------------------------------

                              AMERICAN CENTURY VP        FIDELITY VIP      FIDELITY VIP II     FIDELITY VIP II    FIDELITY VIP
                           CAPITAL APPRECIATION FUND    OVERSEAS FUND    ASSET MANAGER FUND    CONTRAFUND FUND     GROWTH FUND
                                  SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           --------------------------   --------------   -------------------   ----------------   -------------
ASSETS:
  Investments:
    American Century VP
     Advantage Fund, Inc.
    Shares 48,578
    Cost $303,893
      Market Value.......          --                        --                --                    --               --
    American Century
     Capital Appreciation
     Fund, Inc.
    Shares 130,146
    Cost $1,457,565
      Market Value.......          $1,173,919                --                --                    --               --
    Fidelity VIP Overseas
     Fund, Inc.
    Shares 123,723
    Cost $2,261,738
      Market Value.......          --                     $2,480,648           --                    --               --
    Fidelity VIP II Asset
     Manager Fund, Inc.
    Shares 259,872
    Cost $4,216,553
      Market Value.......          --                        --               $4,719,270             --               --
    Fidelity VIP II
     Contrafund Fund,
     Inc.
    Shares 731,693
    Cost $12,007,783
      Market Value.......          --                        --                --                 $17,882,573         --
    Fidelity VIP Growth
     Fund, Inc.
    Shares 404,750
    Cost $13,016,837
      Market Value.......          --                        --                --                    --           $18,161,134
  Due from Hartford Life
   Insurance Company.....               1,185                  9,010               2,241                5,997          90,854
  Receivable from fund
   shares sold...........          --                              4                   1                   10              18
                                  -----------           --------------   -------------------   ----------------   -------------
  Total Assets...........           1,175,104              2,489,662           4,721,512           17,888,580      18,252,006
                                  -----------           --------------   -------------------   ----------------   -------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....          --                              4                   1                   10              18
  Payable for fund shares
   purchased.............               1,172                  9,049               1,834                6,006          90,840
                                  -----------           --------------   -------------------   ----------------   -------------
  Total Liabilities......               1,172                  9,053               1,835                6,016          90,858
                                  -----------           --------------   -------------------   ----------------   -------------
  Net Assets (variable
   annuity contract
   liabilities)..........          $1,173,932             $2,480,609          $4,719,677          $17,882,564     $18,161,148
                                  -----------           --------------   -------------------   ----------------   -------------
                                  -----------           --------------   -------------------   ----------------   -------------

SA-6                                             HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
 STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
 DECEMBER 31, 1998

                                         UNITS
                                       OWNED BY        UNIT       CONTRACT
                                     PARTICIPANTS     PRICE      LIABILITY
                                     -------------  ----------  ------------
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Bond Fund Qualified 1.00% QP.....        679,477  $ 5.122544  $  3,480,651
  Bond Fund Qualified 1.00% QP.....        235,817    4.932315     1,163,124
  Bond Fund 1.25% DCII.............      1,804,178    4.917470     8,871,991
  Bond Fund .15% DCII..............        297,449    4.788465     1,424,324
  Stock Fund Qualified 1.00% QP....      2,251,782   19.628315    44,198,686
  Stock Fund Qualified .825% QP....        986,169   15.847197    15,628,014
  Stock Fund Non-Qualified 1.00%
   NQ..............................         81,395   15.400295     1,253,508
  Stock Fund Non-Qualified .825%
   NQ..............................        729,977   15.874986    11,588,375
  Stock Fund.......................        968,365   18.901629    18,303,676
  Stock Fund 1.25% DCII............      4,482,978   18.846281    84,487,465
  Stock Fund .15% DCII.............        810,741   15.118979    12,257,575
  Money Market Fund Qualified .375%
   QP..............................          2,833    3.405342         9,648
  Money Market Fund................        129,890    2.955661       383,912
  Money Market Fund 1.25% DCII.....      1,567,335    2.946758     4,618,557
  Money Market Fund................        280,571    2.961871       831,015
  Advisers Fund....................      2,569,451    6.383214    16,401,355
  Advisers Fund 1.25% DCII.........      8,736,505    6.365821    55,615,027
  Advisers Fund....................        673,146    7.544216     5,078,359
  Capital Appreciation Fund........      3,513,920    9.033744    31,743,853
  Capital Appreciation Fund 1.25%
   DCII............................      7,528,807    9.008609    67,824,081
  Capital Appreciation Fund .15%
   DCII............................        691,998   10.565411     7,311,243
  Mortgage Securities Fund.........         83,697    2.755348       230,615
  Mortgage Securities Fund 1.25%
   DCII............................        891,097    2.747057     2,447,895
  Mortgage Securities Fund .15%
   DCII............................        110,657    3.202689       354,400
  Index Fund.......................      1,148,983    4.758917     5,467,915
  Index Fund 1.25% DCII............      6,393,575    4.755246    30,403,021
  Index Fund .15% DCII.............        545,174    5.279153     2,878,057
  International Opportunities
   Fund............................      1,463,687    1.646914     2,410,568
  International Opportunities Fund
   1.25% DCII......................      4,165,700    1.641839     6,839,409
  International Opportunities Fund
   .15% DCII.......................        304,563    1.802424       548,951
  Dividend and Growth Fund
   Sub-Account.....................      1,278,124    2.229170     2,849,157
  Dividend and Growth Fund
   Sub-Account.....................      8,150,600    2.222421    18,114,065
  Calvert Social Balanced
   Portfolio.......................        159,271    2.758640       439,372
  Calvert Social Balanced Portfolio
   1.25% DCII......................      1,262,803    2.750335     3,473,132
  American Century VP Advantage
   Fund............................            970    1.467340         1,423
  American Century VP Advantage
   Fund............................        222,663    1.462861       325,725
  American Century VP Capital
   Appreciation Fund...............         17,442    0.945665        16,494
  American Century VP Capital
   Appreciation Fund...............      1,221,383    0.942751     1,151,460
  Fidelity VIP Overseas Fund
   Sub-Account.....................        156,643    1.417327       222,014
  Fidelity VIP Overseas Fund
   Sub-Account.....................      1,598,445    1.412995     2,258,595
  Fidelity VIP II Asset Manager
   Fund Sub-Account................        103,309    1.670225       172,549
  Fidelity VIP II Asset Manager
   Fund Sub-Account................      2,730,722    1.665174     4,547,128
  Fidelity VIP II Contrafund Fund
   Sub-Account.....................        497,029    2.077223     1,032,440
  Fidelity VIP II Contrafund Fund
   Sub-Account.....................      8,135,282    2.071162    16,849,486

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENT.

HARTFORD LIFE INSURANCE COMPANY                                             SA-7
--------------------------------------------------------------------------------

                                         UNITS
                                       OWNED BY        UNIT       CONTRACT
                                     PARTICIPANTS     PRICE      LIABILITY
                                     -------------  ----------  ------------
GROUP SUB-ACCOUNTS -- (CONTINUED)
  Fidelity VIP II Growth Fund
   Sub-Account.....................        450,918  $ 2.047487  $    923,249
  Fidelity VIP II Growth Fund
   Sub-Account.....................      8,441,662    2.041604    17,234,531
                                                                ------------
  TOTAL ACCUMULATION PERIOD........                              513,666,090
                                                                ------------
ANNUITY CONTRACTS IN THE ANNUITY
 PERIOD:
GROUP SUB-ACCOUNTS:
  Bond Fund Qualified 1.00% QP.....         62,865    5.122544       322,029
  Bond Fund 1.25% DCII.............        328,322    4.917474     1,614,515
  Bond Fund 1.00% DCII.............          8,923    5.102432        45,529
  Bond Fund .15% DCII..............          3,314    4.788775        15,870
  Stock Fund Qualified 1.00% QP....        195,185   19.628291     3,831,148
  Stock Fund Qualified .825% QP....         73,506   15.847291     1,164,871
  Stock Fund Non-Qualified 1.00%
   NQ..............................          4,677   15.400470        72,028
  Stock Fund Non-Qualified .825%
   NQ..............................         41,964   15.874993       666,177
  Stock Fund 1.25% DCII............        970,345   18.846276    18,287,390
  Stock Fund 1.00% DCII............          1,994   19.568205        39,019
  Stock Fund .15% DCII.............          9,497   15.119196       143,587
  Money Market Fund 1.25% DCII.....        229,809    2.946759       677,193
  Advisers Fund 1.25% DCII.........      2,199,363    6.365820    14,000,749
  Advisers Fund....................         24,890    7.544213       187,775
  Capital Appreciation Fund 1.25%
   DCII............................        544,445    9.008612     4,904,694
  Capital Appreciation Fund .15%
   DCII............................          7,650   10.565752        80,828
  Mortgage Securities Fund 1.25%
   DCII............................        161,081    2.747057       442,500
  Index Fund 1.25% DCII............        875,780    4.755246     4,164,549
  Index Fund .15% DCII.............          8,375    5.279153        44,212
  International Opportunities Fund
   1.25% DCII......................        270,019    1.641839       443,327
  International Opportunities Fund
   .15% DCII.......................         13,538    1.802424        24,402
  Dividend and Growth Fund
   Sub-Account.....................        511,114    2.222421     1,135,910
  Calvert Social Balanced Portfolio
   1.25% DCII......................        120,292    2.750335       330,844
  American Century VP Advantage
   Fund Sub-Account................          6,825    1.462860         9,984
  American Century VP Capital
   Appreciation Fund Sub-Account...          6,341    0.942751         5,978
  Fidelity VIP II Contrafund Fund
   Sub-Account.....................            308    2.071162           638
  Fidelity VIP II Growth Fund
   Sub-Account.....................          1,650    2.041604         3,368
                                                                ------------
  TOTAL ANNUITY PERIOD.............                               52,659,114
                                                                ------------
GRAND TOTAL........................                             $566,325,204
                                                                ------------
                                                                ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENT.

SA-8                                             HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS
 FOR THE YEAR ENDED DECEMBER 31, 1998

                                                         MONEY MARKET
                            BOND FUND      STOCK FUND        FUND
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           ------------   ------------   -------------
INVESTMENT INCOME:
  Dividends..............   $   812,306   $  1,607,594      $280,242
EXPENSES:
  Mortality and expense
   undertakings..........      (169,285)    (1,928,309)      (57,668)
                           ------------   ------------   -------------
    Net investment income
     (loss)..............       643,021       (320,715)      222,574
                           ------------   ------------   -------------
CAPITAL GAINS INCOME.....       --           5,882,426       --
                           ------------   ------------   -------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        62,787      8,889,332       --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       361,946     37,635,810       --
                           ------------   ------------   -------------
    Net gain (loss) on
     investments.........       424,733     46,525,142       --
                           ------------   ------------   -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $ 1,067,754   $ 52,086,853      $222,574
                           ------------   ------------   -------------
                           ------------   ------------   -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY                                             SA-9
--------------------------------------------------------------------------------

                                                 CAPITAL             MORTGAGE                         INTERNATIONAL
                           ADVISERS FUND    APPRECIATION FUND    SECURITIES FUND     INDEX FUND    OPPORTUNITIES FUND
                            SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT
                           --------------   ------------------   ----------------   ------------   -------------------
INVESTMENT INCOME:
  Dividends..............    $ 1,798,715        $   598,078          $218,316        $   349,447        $  134,406
EXPENSES:
  Mortality and expense
   undertakings..........       (869,102)        (1,105,677)          (38,655)          (276,003)         (112,243)
                           --------------   ------------------       --------       ------------   -------------------
    Net investment income
     (loss)..............        929,613           (507,599)          179,661             73,444            22,163
                           --------------   ------------------       --------       ------------   -------------------
CAPITAL GAINS INCOME.....      2,448,343          6,467,014           --                 703,652           644,678
                           --------------   ------------------       --------       ------------   -------------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      1,582,801          3,648,830            14,296             35,759            55,547
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     11,671,877          4,206,625           (10,512)         7,410,073           384,781
                           --------------   ------------------       --------       ------------   -------------------
    Net gain (loss) on
     investments.........     13,254,678          7,855,455             3,784          7,445,832           440,328
                           --------------   ------------------       --------       ------------   -------------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $16,632,634        $13,814,870          $183,445        $ 8,222,928        $1,107,169
                           --------------   ------------------       --------       ------------   -------------------
                           --------------   ------------------       --------       ------------   -------------------

                           DIVIDEND AND      CALVERT SOCIAL
                            GROWTH FUND    BALANCED PORTFOLIO
                            SUB-ACCOUNT        SUB-ACCOUNT
                           -------------   -------------------
INVESTMENT INCOME:
  Dividends..............    $  348,343          $ 94,476
EXPENSES:
  Mortality and expense
   undertakings..........      (229,898)          (45,190)
                           -------------         --------
    Net investment income
     (loss)..............       118,445            49,286
                           -------------         --------
CAPITAL GAINS INCOME.....       554,310           211,876
                           -------------         --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (33,442)           23,262
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     1,893,095           239,801
                           -------------         --------
    Net gain (loss) on
     investments.........     1,859,653           263,063
                           -------------         --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $2,532,408          $524,225
                           -------------         --------
                           -------------         --------

SA-10                                            HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1998

                           AMERICAN CENTURY VP
                              ADVANTAGE FUND
                               SUB-ACCOUNT
                           --------------------
INVESTMENT INCOME:
  Dividends..............         $ 5,900
EXPENSES:
  Mortality and expense
   undertakings..........          (3,529)
                                  -------
    Net investment income
     (loss)..............           2,371
                                  -------
CAPITAL GAINS INCOME.....          22,200
                                  -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           1,198
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          17,601
                                  -------
    Net gain (loss) on
     investments.........          18,799
                                  -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....         $43,370
                                  -------
                                  -------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY                                            SA-11
--------------------------------------------------------------------------------

                              AMERICAN CENTURY VP        FIDELITY VIP     FIDELITY VIP II     FIDELITY VIP II    FIDELITY VIP
                           CAPITAL APPRECIATION FUND    OVERSEAS FUND    ASSET MANGER FUND    CONTRAFUND FUND    GROWTH FUND
                                  SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT
                           --------------------------   --------------   ------------------   ----------------   ------------
INVESTMENT INCOME:
  Dividends..............         $     --                  $ 38,117           $104,393           $   84,030       $   56,895
EXPENSES:
  Mortality and expense
   undertakings..........          (14,526)                 (27,992)           (49,722)            (176,548)        (170,272)
                                  --------              --------------        --------        ----------------   ------------
    Net investment income
     (loss)..............          (14,526)                  10,125             54,671              (92,518)        (113,377)
                                  --------              --------------        --------        ----------------   ------------
CAPITAL GAINS INCOME.....           63,395                  112,345            313,180              618,218        1,488,257
                                  --------              --------------        --------        ----------------   ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          (16,383)                     956               (275)              12,359           13,141
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          (61,793)                  96,646            146,330            3,177,338        3,253,190
                                  --------              --------------        --------        ----------------   ------------
    Net gain (loss) on
     investments.........          (78,176)                  97,602            146,055            3,189,697        3,266,331
                                  --------              --------------        --------        ----------------   ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....        $(29,307)                 $220,072           $513,906           $3,715,397       $4,641,211
                                  --------              --------------        --------        ----------------   ------------
                                  --------              --------------        --------        ----------------   ------------

SA-12                                            HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 1998

                                                      MONEY MARKET
                            BOND FUND    STOCK FUND       FUND
                           SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  ------------  -------------
OPERATIONS:
  Net investment income
   (loss)................  $   643,021  $   (320,715)   $  222,574
  Capital gains income...      --          5,882,426       --
  Net realized gain
   (loss) on security
   transactions..........       62,787     8,889,332       --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      361,946    37,635,810       --
                           -----------  ------------  -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    1,067,754    52,086,853       222,574
                           -----------  ------------  -------------
UNIT TRANSACTIONS:
  Purchases..............      912,679     6,592,898       495,356
  Net transfers..........    1,735,405       242,331     1,098,990
  Surrenders for benefit
   payments and fees.....   (1,328,850)  (11,790,542)   (1,154,260)
  Net annuity
   transactions..........      118,114    (1,031,092)      (75,788)
                           -----------  ------------  -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    1,437,348    (5,986,405)      364,298
                           -----------  ------------  -------------
  Net increase (decrease)
   in net assets.........    2,505,102    46,100,448       586,872
NET ASSETS:
  Beginning of period....   14,432,931   165,821,071     5,933,453
                           -----------  ------------  -------------
  End of period..........  $16,938,033  $211,921,519    $6,520,325
                           -----------  ------------  -------------
                           -----------  ------------  -------------

 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 1997

                                                      MONEY MARKET
                            BOND FUND    STOCK FUND       FUND
                           SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  ------------  -------------
OPERATIONS:
  Net investment income
   (loss)................  $   670,282  $    (45,824)   $  225,599
  Capital gains income...      --          7,063,630            18
  Net realized gain
   (loss) on security
   transactions..........      (17,007)    6,112,590       --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      698,032    26,385,702       --
                           -----------  ------------  -------------
  Net increase (decrease)
   in net assets
   resulting from
   operation.............    1,351,307    39,516,098       225,617
                           -----------  ------------  -------------
UNIT TRANSACTIONS:
  Purchases..............      832,400     5,392,017       549,395
  Net transfers..........     (417,232)       37,450       851,783
  Surrenders for benefit
   payments and fees.....   (2,101,192)  (13,048,670)     (896,520)
  Net annuity
   transactions..........       15,744       (31,189)      270,889
                           -----------  ------------  -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (1,670,280)   (7,650,392)      775,547
                           -----------  ------------  -------------
  Net increase (decrease)
   in net assets.........     (318,973)   31,865,706     1,001,164
NET ASSETS:
  Beginning of period....   14,751,904   133,955,365     4,932,289
                           -----------  ------------  -------------
  End of period..........  $14,432,931  $165,821,071    $5,933,453
                           -----------  ------------  -------------
                           -----------  ------------  -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY                                            SA-13
--------------------------------------------------------------------------------

                                                 CAPITAL             MORTGAGE                           INTERNATIONAL
                           ADVISERS FUND    APPRECIATION FUND    SECURITIES FUND      INDEX FUND     OPPORTUNITIES FUND
                            SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT
                           --------------   ------------------   ----------------   --------------   -------------------
OPERATIONS:
  Net investment income
   (loss)................    $   929,613       $   (507,599)        $  179,661      $       73,444       $    22,163
  Capital gains income...      2,448,343          6,467,014           --                   703,652           644,678
  Net realized gain
   (loss) on security
   transactions..........      1,582,801          3,648,830             14,296              35,759            55,547
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     11,671,877          4,206,625            (10,512)          7,410,073           384,781
                           --------------   ------------------   ----------------   --------------   -------------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     16,632,634         13,814,870            183,445           8,222,928         1,107,169
                           --------------   ------------------   ----------------   --------------   -------------------
UNIT TRANSACTIONS:
  Purchases..............      5,710,527         10,043,845            290,758           3,542,564         1,295,646
  Net transfers..........      4,672,171         (4,177,559)          (134,090)          7,709,937          (908,131)
  Surrenders for benefit
   payments and fees.....     (4,297,456)        (6,489,893)          (324,882)         (2,057,610)         (917,114)
  Net annuity
   transactions..........      1,069,101            (70,995)            18,035             560,037           (60,468)
                           --------------   ------------------   ----------------   --------------   -------------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      7,154,343           (694,602)          (150,179)          9,754,928          (590,067)
                           --------------   ------------------   ----------------   --------------   -------------------
  Net increase (decrease)
   in net assets.........     23,786,977         13,120,268             33,266          17,977,856           517,102
NET ASSETS:
  Beginning of period....     67,496,288         98,744,431          3,442,144          24,979,898         9,749,555
                           --------------   ------------------   ----------------   --------------   -------------------
  End of period..........    $91,283,265       $111,864,699         $3,475,410      $   42,957,754       $10,266,657
                           --------------   ------------------   ----------------   --------------   -------------------
                           --------------   ------------------   ----------------   --------------   -------------------

                           DIVIDEND AND      CALVERT SOCIAL
                            GROWTH FUND    BALANCED PORTFOLIO
                            SUB-ACCOUNT        SUB-ACCOUNT
                           -------------   -------------------
OPERATIONS:
  Net investment income
   (loss)................   $   118,445         $   49,286
  Capital gains income...       554,310            211,876
  Net realized gain
   (loss) on security
   transactions..........       (33,442)            23,262
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     1,893,095            239,801
                           -------------   -------------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     2,532,408            524,225
                           -------------   -------------------
UNIT TRANSACTIONS:
  Purchases..............     2,740,504            495,534
  Net transfers..........     3,854,598             26,347
  Surrenders for benefit
   payments and fees.....    (1,314,938)          (187,099)
  Net annuity
   transactions..........       110,854             20,431
                           -------------   -------------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     5,391,018            355,213
                           -------------   -------------------
  Net increase (decrease)
   in net assets.........     7,923,426            879,438
NET ASSETS:
  Beginning of period....    14,175,706          3,363,910
                           -------------   -------------------
  End of period..........   $22,099,132         $4,243,348
                           -------------   -------------------
                           -------------   -------------------

                                                 CAPITAL             MORTGAGE                           INTERNATIONAL
                           ADVISERS FUND    APPRECIATION FUND    SECURITIES FUND      INDEX FUND     OPPORTUNITIES FUND
                            SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT
                           --------------   ------------------   ----------------   --------------   -------------------
OPERATIONS:
  Net investment income
   (loss)................    $   740,451       $   (524,842)        $  164,703      $      124,229        $  (29,030)
  Capital gains income...      2,516,544          6,234,258           --                 1,272,234           770,963
  Net realized gain
   (loss) on security
   transactions..........        (19,989)          (406,564)             4,355             (50,915)           (9,826)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      8,870,417         10,345,344             77,114           3,736,267          (815,682)
                           --------------   ------------------   ----------------   --------------   -------------------
  Net increase (decrease)
   in net assets
   resulting from
   operation.............     12,107,423         15,648,196            246,172           5,081,815           (83,575)
                           --------------   ------------------   ----------------   --------------   -------------------
UNIT TRANSACTIONS:
  Purchases..............      4,595,725          9,347,535            327,685           2,173,282         1,283,578
  Net transfers..........      2,974,576          3,016,003           (254,745)          4,030,613            27,688
  Surrenders for benefit
   payments and fees.....     (7,855,498)       (10,608,061)          (405,827)         (2,241,041)       (1,550,593)
  Net annuity
   transactions..........        543,432            165,718            (17,654)          1,095,438           118,153
                           --------------   ------------------   ----------------   --------------   -------------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        258,235          1,921,195           (350,541)          5,058,292          (121,174)
                           --------------   ------------------   ----------------   --------------   -------------------
  Net increase (decrease)
   in net assets.........     12,365,658         17,569,391           (104,369)         10,140,107          (204,749)
NET ASSETS:
  Beginning of period....     55,130,630         81,175,040          3,546,513          14,839,791         9,954,304
                           --------------   ------------------   ----------------   --------------   -------------------
  End of period..........    $67,496,288       $ 98,744,431         $3,442,144      $   24,979,898        $9,749,555
                           --------------   ------------------   ----------------   --------------   -------------------
                           --------------   ------------------   ----------------   --------------   -------------------

                           DIVIDEND AND      CALVERT SOCIAL
                            GROWTH FUND    BALANCED PORTFOLIO
                            SUB-ACCOUNT        SUB-ACCOUNT
                           -------------   -------------------
OPERATIONS:
  Net investment income
   (loss)................   $    71,002         $   36,766
  Capital gains income...       191,362            160,014
  Net realized gain
   (loss) on security
   transactions..........        (5,106)            (2,131)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     2,164,090            296,021
                           -------------   -------------------
  Net increase (decrease)
   in net assets
   resulting from
   operation.............     2,421,348            490,670
                           -------------   -------------------
UNIT TRANSACTIONS:
  Purchases..............     1,566,382            470,443
  Net transfers..........     4,575,985             39,186
  Surrenders for benefit
   payments and fees.....      (872,615)          (273,570)
  Net annuity
   transactions..........       460,142            (24,048)
                           -------------   -------------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     5,729,894            212,011
                           -------------   -------------------
  Net increase (decrease)
   in net assets.........     8,151,242            702,681
NET ASSETS:
  Beginning of period....     6,024,464          2,661,229
                           -------------   -------------------
  End of period..........   $14,175,706         $3,363,910
                           -------------   -------------------
                           -------------   -------------------

SA-14                                            HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1998

                           AMERICAN CENTURY VP
                              ADVANTAGE FUND
                               SUB-ACCOUNT
                           --------------------
OPERATIONS:
  Net investment income
   (loss)................        $  2,371
  Capital gains income...          22,200
  Net realized gain
   (loss) on security
   transactions..........           1,198
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          17,601
                                 --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          43,370
                                 --------
UNIT TRANSACTIONS:
  Purchases..............          60,545
  Net transfers..........          13,214
  Surrenders for benefit
   payments and fees.....         (27,765)
  Net annuity
   transactions..........            (768)
                                 --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........          45,226
                                 --------
  Net increase (decrease)
   in net assets.........          88,596
NET ASSETS:
  Beginning of period....         248,536
                                 --------
  End of period..........        $337,132
                                 --------
                                 --------

 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 1997

                           AMERICAN CENTURY VP
                              ADVANTAGE FUND
                               SUB-ACCOUNT*
                           --------------------
OPERATIONS:
  Net investment income
   (loss)................        $    294
  Capital gains income...          10,139
  Net realized gain
   (loss) on security
   transactions..........              86
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................           9,915
                                 --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          20,434
                                 --------
UNIT TRANSACTIONS:
  Purchases..............          58,062
  Net transfers..........          10,557
  Surrenders for benefit
   payments and fees.....         (12,377)
  Net annuity
   transactions..........            (735)
                                 --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........          55,507
                                 --------
  Net increase (decrease)
   in net assets.........          75,941
NET ASSETS:
  Beginning of period....         172,595
                                 --------
  End of period..........        $248,536
                                 --------
                                 --------

  * Effective May 1, 1997, TCI Advantage Fund was re-named American Century VP Advantage Fund.
 ** Effective May 1, 1997, TCI Growth Fund was re-named American Century VP Capital Appreciation Fund

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY                                            SA-15
--------------------------------------------------------------------------------

                              AMERICAN CENTURY VP        FIDELITY VIP      FIDELITY VIP II     FIDELITY VIP II    FIDELITY VIP
                           CAPITAL APPRECIATION FUND    OVERSEAS FUND    ASSET MANAGER FUND    CONTRAFUND FUND     GROWTH FUND
                                  SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           --------------------------   --------------   -------------------   ----------------   -------------
OPERATIONS:
  Net investment income
   (loss)................          $  (14,526)            $   10,125          $   54,671          $   (92,518)    $  (113,377)
  Capital gains income...              63,395                112,345             313,180              618,218       1,488,257
  Net realized gain
   (loss) on security
   transactions..........             (16,383)                   956                (275)              12,359          13,141
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................             (61,793)                96,646             146,330            3,177,338       3,253,190
                                  -----------           --------------   -------------------   ----------------   -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............             (29,307)               220,072             513,906            3,715,397       4,641,211
                                  -----------           --------------   -------------------   ----------------   -------------
UNIT TRANSACTIONS:
  Purchases..............             294,260                377,694             629,178            2,095,903       1,855,983
  Net transfers..........            (521,383)                96,385             731,434              816,733       1,278,624
  Surrenders for benefit
   payments and fees.....             (58,707)              (196,825)           (338,204)            (696,448)       (573,796)
  Net annuity
   transactions..........                (486)               --                --                         (34)           (166)
                                  -----------           --------------   -------------------   ----------------   -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........            (286,316)               277,254           1,022,408            2,216,154       2,560,645
                                  -----------           --------------   -------------------   ----------------   -------------
  Net increase (decrease)
   in net assets.........            (315,623)               497,326           1,536,314            5,931,551       7,201,856
NET ASSETS:
  Beginning of period....           1,489,555              1,983,283           3,183,363           11,951,013      10,959,292
                                  -----------           --------------   -------------------   ----------------   -------------
  End of period..........          $1,173,932             $2,480,609          $4,719,677          $17,882,564     $18,161,148
                                  -----------           --------------   -------------------   ----------------   -------------
                                  -----------           --------------   -------------------   ----------------   -------------

                              AMERICAN CENTURY VP        FIDELITY VIP      FIDELITY VIP II     FIDELITY VIP II    FIDELITY VIP
                           CAPITAL APPRECIATION FUND    OVERSEAS FUND    ASSET MANAGER FUND    CONTRAFUND FUND     GROWTH FUND
                                 SUB-ACCOUNT**           SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           --------------------------   --------------   -------------------   ----------------   -------------
OPERATIONS:
  Net investment income
   (loss)................          $  (16,454)            $    1,193          $   35,331          $   (56,464)    $   (61,783)
  Capital gains income...              22,619                 84,101             165,196              160,741         217,749
  Net realized gain
   (loss) on security
   transactions..........              (3,879)                   (12)                 45               14,539          10,890
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................             (72,938)                40,887             211,417            1,769,331       1,505,289
                                  -----------           --------------   -------------------   ----------------   -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............             (70,652)               126,169             411,989            1,888,147       1,672,145
                                  -----------           --------------   -------------------   ----------------   -------------
UNIT TRANSACTIONS:
  Purchases..............             288,639                250,279             414,106            1,500,382       1,531,624
  Net transfers..........             172,057                574,420             661,341            2,277,620       1,162,806
  Surrenders for benefit
   payments and fees.....             (38,911)               (28,174)           (138,088)            (387,184)       (425,385)
  Net annuity
   transactions..........                (568)               --                --                         453           2,237
                                  -----------           --------------   -------------------   ----------------   -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........             421,217                796,525             937,359            3,391,271       2,271,282
                                  -----------           --------------   -------------------   ----------------   -------------
  Net increase (decrease)
   in net assets.........             350,565                922,694           1,349,348            5,279,418       3,943,427
NET ASSETS:
  Beginning of period....           1,138,990              1,060,589           1,834,015            6,671,595       7,015,865
                                  -----------           --------------   -------------------   ----------------   -------------
  End of period..........          $1,489,555             $1,983,283          $3,183,363          $11,951,013     $10,959,292
                                  -----------           --------------   -------------------   ----------------   -------------
                                  -----------           --------------   -------------------   ----------------   -------------

                            U.S. GOVERNMENT
                             MONEY MARKET
                           FUND SUB-ACCOUNT
                           -----------------
OPERATIONS:
  Net investment income
   (loss)................     $    23,610
  Capital gains income...        --
  Net realized gain
   (loss) on security
   transactions..........        --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        --
                           -----------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          23,610
                           -----------------
UNIT TRANSACTIONS:
  Purchases..............          67,057
  Net transfers..........      (1,102,863)
  Surrenders for benefit
   payments and fees.....        (217,863)
  Net annuity
   transactions..........        (245,098)
                           -----------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (1,498,767)
                           -----------------
  Net increase (decrease)
   in net assets.........      (1,475,157)
NET ASSETS:
  Beginning of period....       1,475,157
                           -----------------
  End of period..........     $  --
                           -----------------
                           -----------------

  * Effective May 1, 1997, TCI Advantage Fund was re-named American Century VP Advantage Fund.
 ** Effective May 1, 1997, TCI Growth Fund was re-named American Century VP Capital Appreciation Fund

SA-16                                            HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
 DECEMBER 31, 1998

 1.  ORGANIZATION:

    Separate Account Two (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractholders of the Company in various mutual funds (the Funds) as directed by the contractholders.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1998.

   c) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   d) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  DEDUCTIONS AND CHARGES

    Certain amounts are deducted from the Contracts, as described below:

   a) MORTALITY AND EXPENSE RISK CHARGES--The Company will make deductions at a maximum annual rate of 1.25% of the Contract's value for the mortality and expense risks which the Company undertakes.

   b) TAX EXPENSE CHARGE--If applicable, the Company will make deductions at a maximum rate of 3.50% of the Contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the Contract's value may be assessed to partial withdrawals or surrenders. These expenses are included in Surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   c) ANNUAL MAINTENANCE FEE--An annual maintenance fee in the amount of $30 may be deducted from the Contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in Surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

 4.  HARTFORD U.S. GOVERNMENT MONEY MARKET FUND:

    On June 27, 1997, the Hartford U.S. Government Money Market Fund was merged with the HVA Money Market Fund. Accordingly, all contractholder account values held in the Hartford U.S. Government Money Market Fund were exchanged for equivalent account values of HVA Money Market Fund on June 27, 1997.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                             F-1
--------------------------------------------------------------------------------

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Hartford Life Insurance Company:

We have audited the accompanying Consolidated Balance Sheets of Hartford Life Insurance Company and subsidiaries as of December 31, 1998 and 1997, and the related Consolidated Statements of Income, Changes in Stockholder's Equity and Cash Flows for each of the three years in the period ended December 31, 1998. These Consolidated Financial Statements and the schedules referred to below are the responsibility of Hartford Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the Consolidated Financial Statements referred to above present fairly, in all material respects, the financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 1998 and 1997, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1998 in conformity with generally accepted accounting principles.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedules listed in the Index to Consolidated Financial Statements and Schedules are presented for the purpose of complying with the Securities and Exchange Commission's rules and are not part of the basic financial statements. These schedules have been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, fairly state in all material respects the financial data required to be set forth therein in relation to the basic financial statements taken as a whole.

                                         ARTHUR ANDERSEN LLP

Hartford, Connecticut
January 26, 1999

F-2                             HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

                       CONSOLIDATED STATEMENTS OF INCOME

                                                        FOR THE YEARS ENDED
                                                            DECEMBER 31,
                                                      ------------------------
                                                       1998     1997     1996
                                                      ------   ------   ------
                                                           (IN MILLIONS)
 Revenues
   Premiums and other considerations...............   $2,218   $1,637   $1,705
   Net investment income...........................    1,759    1,368    1,397
   Net realized capital (losses) gains.............       (2)       4     (213)
                                                      ------   ------   ------
     Total revenues................................    3,975    3,009    2,889
                                                      ------   ------   ------
 Benefits, claims and expenses
   Benefits, claims and claim adjustment
    expenses.......................................    1,911    1,379    1,535
   Amortization of deferred policy acquisition
    costs..........................................      431      335      234
   Dividends to policyholders......................      329      240      635
   Other expenses..................................      766      586      427
                                                      ------   ------   ------
     Total benefits, claims and expenses...........    3,437    2,540    2,831
                                                      ------   ------   ------
   Income before income tax expense................      538      469       58
   Income tax expense..............................      188      167       20
                                                      ------   ------   ------
 Net income........................................   $  350   $  302   $   38
                                                      ------   ------   ------
                                                      ------   ------   ------

                See Notes to Consolidated Financial Statements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                             F-3
--------------------------------------------------------------------------------

                          CONSOLIDATED BALANCE SHEETS

                                                       AS OF DECEMBER
                                                             31,
                                                      -----------------
                                                       1998      1997
                                                      -------   -------
                                                        (IN MILLIONS,
                                                      EXCEPT FOR SHARE
                                                            DATA)
 Assets
   Investments
   Fixed maturities, available for sale, at fair
    value (amortized cost of $14,505 and
    $13,885).......................................   $14,818   $14,176
   Equity securities, at fair value................        31       180
   Policy loans, at outstanding balance............     6,684     3,756
   Other investments, at cost......................       264        47
                                                      -------   -------
     Total investments.............................    21,797    18,159
   Cash............................................        17        54
   Premiums receivable and agents' balances........        17        18
   Reinsurance recoverables........................     1,257     6,114
   Deferred policy acquisition costs...............     3,754     3,315
   Deferred income tax.............................       464       348
   Other assets....................................       695       682
   Separate account assets.........................    90,262    69,055
                                                      -------   -------
     Total assets..................................   $118,263  $97,745
                                                      -------   -------
                                                      -------   -------

 Liabilities
   Future policy benefits..........................   $ 3,595   $ 3,059
   Other policyholder funds........................    19,615    21,034
   Other liabilities...............................     2,094     2,254
   Separate account liabilities....................    90,262    69,055
                                                      -------   -------
     Total liabilities.............................   115,566    95,402
                                                      -------   -------

 Stockholder's Equity
   Common stock -- 1,000 shares authorized, issued
    and outstanding, par value $5,690..............         6         6
   Capital surplus.................................     1,045     1,045
   Accumulated other comprehensive income
     Net unrealized capital gains on securities,
      net of tax...................................       184       179
                                                      -------   -------
     Total accumulated other comprehensive
      income.......................................       184       179
                                                      -------   -------
   Retained earnings...............................     1,462     1,113
                                                      -------   -------
     Total stockholder's equity....................     2,697     2,343
                                                      -------   -------
   Total liabilities and stockholder's equity......   $118,263  $97,745
                                                      -------   -------
                                                      -------   -------

                See Notes to Consolidated Financial Statements.

F-4                             HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                                      ACCUMULATED
                                                                         OTHER
                                                                     COMPREHENSIVE
                                                                        INCOME
                                                                    ---------------
                                                                    NET UNREALIZED
                                                                     CAPITAL GAINS
                                                                      (LOSSES) ON                       TOTAL
                                           COMMON     CAPITAL         SECURITIES,      RETAINED     STOCKHOLDER'S
                                           STOCK      SURPLUS         NET OF TAX       EARNINGS        EQUITY
                                           ------  --------------   ---------------   -----------   -------------
                                                                       (IN MILLIONS)
 1998
 Balance, December 31, 1997..............    $6        $    1,045        $179           $1,113         $2,343
 Comprehensive income
   Net income............................    --                --          --              350            350
                                                                                                       ------
 Other comprehensive income, net of tax
  (1):
   Changes in net unrealized capital
    gains on securities (2)..............    --                --           5               --              5
                                                                                                       ------
 Total other comprehensive income........                                                                   5
                                                                                                       ------
   Total comprehensive income                                                                             355
                                                                                                       ------
 Dividends...............................    --                --          --               (1)            (1)
                                             --
                                                           ------       -----         -----------      ------
     Balance, December 31, 1998..........    $6        $    1,045        $184           $1,462         $2,697
                                             --
                                                           ------       -----         -----------      ------
 1997
 Balance, December 31, 1996..............    $6        $    1,045        $ 30           $  811         $1,892
 Comprehensive income
   Net income............................    --                --          --              302            302
                                                                                                       ------
 Other comprehensive income, net of tax
  (1):
   Changes in net unrealized capital
    gains on securities (2)..............    --                --         149               --            149
                                                                                                       ------
 Total other comprehensive income........                                                                 149
                                                                                                       ------
   Total comprehensive income                                                                             451
                                             --
                                                           ------       -----         -----------      ------
     Balance, December 31, 1997..........    $6        $    1,045        $179           $1,113         $2,343
                                             --
                                                           ------       -----         -----------      ------
 1996
 Balance, December 31, 1995..............    $6        $    1,007        $(57)          $  773         $1,729
 Comprehensive income
   Net income............................    --                --          --               38             38
                                                                                                       ------
 Other comprehensive income, net of tax
  (1):
   Changes in net unrealized capital
    gains on securities (2)..............    --                --          87               --             87
                                                                                                       ------
 Total other comprehensive income........                                                                  87
                                                                                                       ------
   Total comprehensive income............                                                                 125
                                                                                                       ------
 Capital contribution....................    --                38          --               --             38
                                             --
                                                           ------       -----         -----------      ------
     Balance, December 31, 1996..........    $6        $    1,045        $ 30           $  811         $1,892
                                             --
                                             --
                                                           ------       -----         -----------      ------
                                                           ------       -----         -----------      ------

---------

    (1) Net unrealized capital gain on securities is reflected net of tax of $3, $80 and $47, as of December 31, 1998, 1997 and 1996, respectively.

    (2) There was no reclassification adjustment for after-tax gains (losses) realized in net income for the years ended December 31, 1998 and 1997. December 31, 1996 is net of a $142 reclassification adjustment for after-tax losses realized in net income.

                See Notes to Consolidated Financial Statements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                             F-5
--------------------------------------------------------------------------------

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                           FOR THE YEARS ENDED DECEMBER
                                                       31,
                                          ------------------------------
                                            1998       1997       1996
                                          --------   --------   --------
                                                  (IN MILLIONS)
Operating Activities
  Net income............................  $    350   $    302   $     38
  Adjustments to reconcile net income to
   net cash provided by operating
   activities
  Depreciation and amortization.........       (23)         8         14
  Net realized capital losses (gains)...         2         (4)       213
  Decrease in premiums receivable and
   agents' balances.....................         1        119         10
  (Decrease) increase in other
   liabilities..........................       (79)       223        577
  Change in receivables, payables, and
   accruals.............................        83        107        (22)
  Increase (decrease) in accrued
   taxes................................        60        126        (91)
  (Increase) decrease in deferred income
   taxes................................      (118)        40       (102)
  Increase in deferred policy
   acquisition costs....................      (439)      (555)      (572)
  Increase in future policy benefits....       536        585        101
  (Increase) decrease in reinsurance
   recoverables and other related
   assets...............................        (2)        21       (146)
                                          --------   --------   --------
    Net cash provided by operating
     activities.........................       371        972         20
                                          --------   --------   --------
Investing Activities
  Purchases of investments..............    (6,061)    (6,869)    (5,854)
  Sales of investments..................     4,901      4,256      3,543
  Maturity of investments...............     1,761      2,329      2,693
                                          --------   --------   --------
    Net cash provided by (used for)
     investing activities...............       601       (284)       382
                                          --------   --------   --------
Financing Activities
  Capital contribution..................        --         --         38
  Net disbursements for investment and
   universal life-type contracts charged
   against policyholder accounts........    (1,009)      (677)      (443)
                                          --------   --------   --------
    Net cash used for financing
     activities.........................    (1,009)      (677)      (405)
                                          --------   --------   --------
  Net (decrease) increase in cash.......       (37)        11         (3)
  Cash -- beginning of year.............        54         43         46
                                          --------   --------   --------
  Cash -- end of year...................  $     17   $     54   $     43
                                          --------   --------   --------
                                          --------   --------   --------
Supplemental Disclosure of Cash Flow
 Information:
  Net Cash Paid During the Year for:
  Income taxes..........................  $    263   $      9   $    189

Noncash Investing Activities:
  Due to the recapture of an in force block of business previously ceded to MBL Life Assurance Co. of New Jersey, reinsurance recoverables of
   $4,546 were exchanged for the fair value of assets comprised of $4,354 in policy loans and $192 in other assets.

                See Notes to Consolidated Financial Statements.

F-6                             HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
   (DOLLAR AMOUNTS IN MILLIONS EXCEPT PER SHARE DATA UNLESS OTHERWISE STATED)

 1. ORGANIZATION AND DESCRIPTION OF BUSINESS

    These Consolidated Financial Statements include Hartford Life Insurance Company and its wholly-owned subsidiaries ("Hartford Life Insurance Company" or the "Company"), Hartford Life and Annuity Insurance Company (ILA) and Hartford International Life Reassurance Corporation (HLRe), formerly American Skandia Life Reinsurance Corporation. The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company (HLA), a wholly-owned subsidiary of Hartford Life, Inc. (Hartford Life). Hartford Life is a direct subsidiary of Hartford Accident and Indemnity Company (HA&I), an indirect subsidiary of The Hartford Financial Services Group, Inc. (The Hartford). Pursuant to an initial public offering (the "IPO") on May 22, 1997, Hartford Life sold 26 million shares of Class A Common Stock at $28.25 per share and received proceeds, net of offering expenses, of $687. Of the proceeds, $527 was used to retire debt related to Hartford Life's outstanding promissory notes and line of credit with the remaining $160 contributed by Hartford Life to HLA to support growth in its core businesses. Hartford Life became a publicly traded company upon the sale of 26 million shares representing approximately 18.6% of the equity ownership in Hartford Life. On December 19, 1995, ITT Industries, Inc. (formerly ITT Corporation) (ITT) distributed all the outstanding shares of capital stock of The Hartford to ITT stockholders of record on such date. As a result, The Hartford became an independent, publicly traded company.

    Along with its parent, HLA, the Company is a leading financial services and insurance company which provides (a) investment products such as individual variable annuities and fixed market value adjusted annuities, deferred compensation and retirement plan services and mutual funds for savings and retirement needs; (b) life insurance for income protection and estate planning; and (c) employee benefits products such as group life and disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA, and (d) corporate owned life insurance.

 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(A) BASIS OF PRESENTATION

    These Consolidated Financial Statements present the financial position, results of operations and cash flows of the Company. All material intercompany transactions and balances between the Company, its subsidiaries and affiliates have been eliminated. The Consolidated Financial Statements are prepared on the basis of generally accepted accounting principles which differ materially from the statutory accounting practices prescribed by various insurance regulatory authorities.

    The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The most significant estimates include those used in determining deferred policy acquisition costs and the liability for future policy benefits and other policyholder funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

    Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

(B) CHANGES IN ACCOUNTING PRINCIPLES

    In November 1998, the Emerging Issues Task Force (EITF) reached consensus on Issue No. 98-15, "Structured Notes Acquired for a Specific Investment Strategy". This EITF issue requires companies to account for structured notes acquired for a specific investment strategy, as a unit. Affected companies that entered into these notes prior to September 25, 1998 are required to either restate prior period financial statements to conform with the prescribed unit accounting model or disclose the related impact on earnings for all periods presented and cumulatively over the life of the instruments had the registrant accounted for the structure as a unit. Based upon recently prescribed current generally accepted accounting principles for such types of transactions entered into after September 24, 1998, there was no additional earnings impact to the Company related to combined structured note transactions. As of December 31, 1998, the Company does not hold any combined structured notes.

    In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities". The new standard establishes accounting and reporting guidance for derivative instruments, including certain derivative instruments embedded in other contracts. The standard requires, among other things, that all derivatives be carried on the balance sheet at fair value. The standard also specifies hedge accounting criteria under which a derivative can qualify for special accounting. In order to receive special accounting, the derivative instrument must qualify as either

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                             F-7
--------------------------------------------------------------------------------

a hedge of the fair value or the variability of the cash flow of a qualified asset or liability. Special accounting for qualifying hedges provides for matching the timing of gain or loss recognition on the hedging instrument with the recognition of the corresponding changes in value of the hedged item. SFAS No. 133 will be effective for fiscal years beginning after June 15, 1999. Initial application for Hartford Life Insurance Company will begin for the first quarter of the year 2000. While Hartford Life Insurance Company is currently in the process of quantifying the impact of SFAS No. 133, the Company is reviewing its derivative holdings in order to take actions needed to minimize potential volatility, while at the same time maintaining the economic protection needed to support the goals of its business.

    In March 1998, the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) No. 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use". The SOP provides guidance on accounting for the costs of internal use software and in determining whether the software is for internal use. The SOP defines internal use software as software that is acquired, internally developed, or modified solely to meet internal needs and identifies stages of software development and accounting for the related costs incurred during the stages. This statement is effective for fiscal years beginning after December 15, 1998 and is not expected to have a material impact on the Company's financial condition or results of operations.

    Effective January 1, 1998, the Company adopted SFAS No. 130, "Reporting Comprehensive Income", which establishes standards for reporting and display of comprehensive income and its components in a full set of general purpose financial statements. The objective of this statement is to report a measure of all changes in equity of an enterprise that result from transactions and other economic events of the period other than transactions with owners. Comprehensive income is the total of net income and all other nonowner changes in equity. Accordingly, the Company has reported comprehensive income in the Consolidated Statements of Changes in Stockholder's Equity.

    In December 1997, the AICPA issued SOP No. 97-3 "Accounting by Insurance and Other Enterprises for Insurance Related Assessments". This SOP provides guidance on accounting by insurance and other enterprises for assessments related to insurance activities. Specifically, the SOP provides guidance on when a guaranty fund or other assessment should be recognized, how to measure the liability, and what information should be disclosed. This SOP will be effective for fiscal years beginning after December 15, 1998. Adoption of SOP 97-3 is not expected to have a material impact on the Company's financial condition or results of operations.

    In June 1997, the FASB issued SFAS No. 131, "Disclosures about Segments of an Enterprise and Related Information". The new standard requires public business enterprises to disclose certain financial and descriptive information about reportable operating segments in annual financial statements and in condensed financial statements of interim periods. Operating segments are components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and assessing performance. SFAS No. 131 also establishes standards for related disclosures about products and services, geographic areas and major customers. The Company adopted SFAS No. 131 in 1998. For additional information, see Note 13.

    On November 14, 1996, the EITF reached a consensus on Issue No. 96-12, "Recognition of Interest Income and Balance Sheet Classification of Structured Notes". This EITF issue requires companies to record income on certain structured securities on a retrospective interest method. The Company adopted EITF No. 96-12 for structured securities acquired after November 14, 1996. Adoption of EITF No. 96-12 did not have a material effect on the Company's financial condition or results of operations.

    In June 1996, the FASB issued SFAS No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities" which is effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after December 31, 1996. This statement established criteria for determining whether transferred assets should be accounted for as sales or secured borrowings. Adoption of SFAS No. 125 did not have a material effect on the Company's financial condition or results of operations.

    Effective January 1, 1996, Hartford Life Insurance Company adopted SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed Of ". This statement establishes accounting standards for the impairment of long-lived assets, certain identifiable intangibles and goodwill related to those assets to be held and used and for long-lived assets and certain identifiable intangibles to be disposed. Adoption of SFAS No. 121 did not have a material effect on the Company's financial condition or results of operations.

    The Company's cash flows were not impacted by these changes in accounting principles.

(C) REVENUE RECOGNITION

    Revenues for investment products and universal life-type policies consist of policy charges for policy administration, cost of insurance and surrender charges assessed to policy account balances and are recognized in the period in which services are provided. Premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders.

F-8                             HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

(D) FUTURE POLICY BENEFITS AND OTHER POLICYHOLDER FUNDS

    Liabilities for future policy benefits are computed by the net level premium method using interest rate assumptions varying from 3% to 11% and withdrawal and mortality assumptions appropriate at the time the policies were issued. Liabilities for universal life-type and investment contracts are stated at policyholder account values before surrender charges.

(E) INVESTMENTS

    Hartford Life Insurance Company's investments in fixed maturities include bonds and commercial paper which are considered "available for sale" and accordingly are carried at fair value with the after-tax difference from cost reflected as a component of stockholder's equity designated "net unrealized capital gains on securities, net of tax". Equity securities, which include common and non-redeemable preferred stocks, are carried at fair values with the after-tax difference from cost reflected in stockholder's equity. Policy loans are carried at outstanding balance which approximates fair value. Realized capital gains and losses on security transactions associated with the Company's immediate participation guaranteed contracts are excluded from revenues and deferred over the expected maturity of the securities, since under the terms of the contracts the realized gains and losses will be credited to policyholders in future years as they are entitled to receive them. Net realized capital gains and losses, excluding those related to immediate participation guaranteed contracts, are reported as a component of revenue and are determined on a specific identification basis.

    The Company's accounting policy for impairment requires recognition of an other than temporary impairment charge on a security if it is determined that the Company is unable to recover all amounts due under the contractual obligations of the security. In addition, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for additional impairment, if necessary.

(F) DERIVATIVE INSTRUMENTS

    Hartford Life Insurance Company uses a variety of derivative instruments including swaps, caps, floors, forwards and exchange traded financial futures and options as part of an overall risk management strategy. These instruments are used as a means of hedging exposure to price, foreign currency and/or interest rate risk on planned investment purchases or existing assets and liabilities. The Company does not hold or issue derivative instruments for trading purposes. Hartford Life Insurance Company's accounting for derivative instruments used to manage risk is in accordance with the concepts established in SFAS No. 80, "Accounting for Futures Contracts", SFAS No. 52, "Foreign Currency Translation", AICPA SOP 86-2, "Accounting for Options" and various EITF pronouncements. Written options are used, in all cases in conjunction with other assets and derivatives, as part of the Company's asset and liability management strategy. Derivative instruments are carried at values consistent with the asset or liability being hedged. Derivative instruments used to hedge fixed maturities or equity securities are carried at fair value with the after-tax difference from cost reflected in Stockholder's Equity. Derivative instruments used to hedge other invested assets or liabilities are carried at cost. For a discussion of SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" issued in June 1998, see (b) Changes in Accounting Principles.

    Derivative instruments must be designated at inception as a hedge and measured for effectiveness both at inception and on an ongoing basis. Hartford Life Insurance Company's correlation threshold for hedge designation is 80% to 120%. If correlation, which is assessed monthly and measured based on a rolling three month average, falls outside the 80% to 120% range, hedge accounting will be terminated. Derivative instruments used to create a synthetic asset must meet synthetic accounting criteria including designation at inception and consistency of terms between the synthetic and the instrument being replicated. Consistent with industry practice, synthetic instruments are accounted for like the financial instrument it is intended to replicate. Derivative instruments which fail to meet risk management criteria, subsequent to acquisition, are marked to market with the impact reflected in the Consolidated Statements of Income.

    Gains or losses on financial futures contracts entered into in anticipation of the investment of future receipt of product cash flows are deferred and, at the time of the ultimate investment purchase, reflected as an adjustment to the cost basis of the purchased asset. Gains or losses on futures used in invested asset risk management are deferred and adjusted into the cost basis of the hedged asset when the contract futures are closed, except for futures used in duration hedging which are deferred and basis adjusted on a quarterly basis. The basis adjustments are amortized into net investment income over the remaining asset life.

    Open forward commitment contracts are marked to market through stockholder's equity. Such contracts are accounted for at settlement by recording the purchase of the specified securities at the previously committed price. Gains or losses resulting from the termination of forward commitment contracts before the delivery of the securities are recognized immediately in the Consolidated Statements of Income as a component of net investment income.

    The cost of options entered into as part of a risk management strategy are basis adjusted to the underlying asset or liability and amortized over the remaining life of the

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                             F-9
--------------------------------------------------------------------------------

option. Gains or losses on expiration or termination are adjusted into the basis of the underlying asset or liability and amortized over the remaining asset life.

    Interest rate swaps involve the periodic exchange of payments without the exchange of underlying principal or notional amounts. Net receipts or payments are accrued and recognized over the life of the swap agreement as an adjustment to investment income. Should the swap be terminated, the gain or loss is adjusted into the basis of the asset or liability and amortized over the remaining life. Should the hedged asset be sold or liability terminated without terminating the swap position, any swap gains or losses are immediately recognized in net investment income. Interest rate swaps purchased in anticipation of an asset purchase (anticipatory transaction) are recognized consistent with the underlying asset components such that the settlement component is recognized in the Consolidated Statements of Income while the change in market value is recognized as an unrealized capital gain or loss.
    Premiums paid on purchased floor or cap agreements and the premium received on issued cap or floor agreements (used for risk management) are adjusted into the basis of the applicable asset and amortized over the asset life. Gains or losses on termination of such positions are adjusted into the basis of the asset or liability and amortized over the remaining asset life. Net payments are recognized as an adjustment to income or basis adjusted and amortized depending on the specific hedge strategy.

    Forward exchange contracts and foreign currency swaps are accounted for in accordance with SFAS No. 52. Changes in the spot rate of instruments designated as hedges of the net investment in a foreign subsidiary are reflected in the cumulative translation adjustments component of stockholder's equity. Cash flows from futures, options, and swaps, accounted for as hedges, are included with the cash flows of the item being hedged.

(G) SEPARATE ACCOUNTS

    Hartford Life Insurance Company maintains separate account assets and liabilities which are reported at fair value. Separate account assets are segregated from other investments. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts, wherein the policyholder assumes the investment risk and rewards, and guaranteed separate account assets, wherein the Company contractually guarantees either a minimum return or account value to the policyholder.
(H) DEFERRED POLICY ACQUISITION COSTS

    Policy acquisition costs, which include commissions and certain underwriting expenses associated with acquiring business, are deferred and amortized over the estimated lives of the contracts, usually 20 years. Generally, acquisition costs are deferred and amortized using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of expected gross profits from surrender charges, investment charges, mortality and expense margins. Actual gross profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management periodically updates these estimates, when appropriate, and evaluates the recoverability of the deferred acquisition cost asset. When appropriate, management revises its assumptions on the estimated gross profits of these contracts and the cumulative amortization for the books of business are re-estimated and adjusted by a cumulative charge or credit to income.

    Acquisition costs and their related deferral are included in the Company's other expenses as follows:

                                         1998       1997       1996
                                       ---------  ---------  ---------
Commissions..........................  $   1,069  $     976  $     848
Deferred acquisition costs...........       (891)      (862)      (823)
Other................................        588        472        402
                                       ---------  ---------  ---------
    Total other expenses.............  $     766  $     586  $     427
                                       ---------  ---------  ---------
                                       ---------  ---------  ---------

(I) DIVIDENDS TO POLICYHOLDERS

    Certain life insurance policies contain dividend payment provisions that enable the policyholder to participate in the earnings on that participating block of business. The participating insurance in force accounted for 71%, 55% and 44% in 1998, 1997 and 1996, respectively, of total insurance in force.

 3. INVESTMENTS AND DERIVATIVE INSTRUMENTS

(A) COMPONENTS OF NET INVESTMENT INCOME

                                       FOR THE YEARS ENDED DECEMBER
                                                    31,
                                      -------------------------------
                                        1998       1997       1996
                                      ---------  ---------  ---------
Interest income from fixed
 maturities.........................  $     952  $     932  $     918
Interest income from policy loans...        789        425        477
Income from other investments.......         32         26         15
                                      ---------  ---------  ---------
Gross investment income.............      1,773      1,383      1,410
Less: Investment expenses...........         14         15         13
                                      ---------  ---------  ---------
Net investment income...............  $   1,759  $   1,368  $   1,397
                                      ---------  ---------  ---------
                                      ---------  ---------  ---------

(B) COMPONENTS OF NET REALIZED CAPITAL (LOSSES) GAINS

                                           FOR THE YEARS ENDED DECEMBER 31,
                                           ---------------------------------
                                             1998        1997        1996
                                           ---------     -----     ---------
Fixed maturities.........................  $     (28)  $      (7)  $    (201)
Equity securities........................         21          12           2
Real estate and other....................          5          (1)         (4)
Less: Decrease in liability to
 policyholders for realized capital
 gains...................................         --          --         (10)
                                           ---------         ---   ---------
Net realized capital (losses) gains......  $      (2)  $       4   $    (213)
                                           ---------         ---   ---------
                                           ---------         ---   ---------

F-10                            HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

(C) NET UNREALIZED CAPITAL (LOSSES) GAINS ON EQUITY SECURITIES

                                                FOR THE YEARS ENDED DECEMBER 31,
                                              -------------------------------------
                                                 1998         1997         1996
                                                 -----        -----        -----
Gross unrealized capital gains..............   $       2    $      14    $      13
Gross unrealized capital losses.............          (1)          --           (1)
                                                     ---          ---          ---
Net unrealized capital gains................           1           14           12
Deferred income tax expense.................          --            5            4
                                                     ---          ---          ---
Net unrealized capital gains, net of tax....           1            9            8
Balance -- beginning of year................           9            8            1
                                                     ---          ---          ---
Net change in unrealized capital gains on
 equity securities..........................   $      (8)   $       1    $       7
                                                     ---          ---          ---
                                                     ---          ---          ---

(D) NET UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED MATURITIES

                                           FOR THE YEARS ENDED DECEMBER
                                                        31,
                                          -------------------------------
                                            1998       1997       1996
                                          ---------  ---------  ---------
Gross unrealized capital gains..........  $     421  $     371  $     386
Gross unrealized capital losses.........       (108)       (80)      (341)
Unrealized capital gains credited to
 policyholders..........................        (32)       (30)       (11)
                                          ---------  ---------  ---------
Net unrealized capital gains............        281        261         34
Deferred income tax expense.............         98         91         12
                                          ---------  ---------  ---------
Net unrealized capital gains, net of
 tax....................................        183        170         22
Balance -- beginning of year............        170         22        (58)
                                          ---------  ---------  ---------
Net change in unrealized capital gains
 (losses) on fixed maturities...........  $      13  $     148  $      80
                                          ---------  ---------  ---------
                                          ---------  ---------  ---------

(E) FIXED MATURITY INVESTMENTS

                                                                                 AS OF DECEMBER 31, 1998
                                                                   ---------------------------------------------------
                                                                                   GROSS         GROSS
                                                                   AMORTIZED    UNREALIZED    UNREALIZED
                                                                      COST         GAINS        LOSSES      FAIR VALUE
                                                                   ----------   -----------   -----------   ----------
U. S. Government and Government agencies and authorities
 (guaranteed and sponsored)......................................    $   121       $  2          $ --         $   123
U. S. Government and Government agencies and authorities
 (guaranteed and sponsored) -- asset backed......................      1,001         23            (8)          1,016
States, municipalities and political subdivisions................        165          8            --             173
International governments........................................        393         26            (7)            412
Public utilities.................................................        844         33            (3)            874
All other corporate including international......................      5,469        260           (42)          5,687
All other corporate -- asset backed..............................      4,155         58           (42)          4,171
Short-term investments...........................................      1,847         --            --           1,847
Certificates of deposit..........................................        510         11            (6)            515
                                                                   ----------     -----       -----------   ----------
    Total fixed maturities.......................................    $14,505       $421          $(108)       $14,818
                                                                   ----------     -----       -----------   ----------
                                                                   ----------     -----       -----------   ----------

                                                                                 AS OF DECEMBER 31, 1997
                                                                   ---------------------------------------------------
                                                                                   GROSS         GROSS
                                                                   AMORTIZED    UNREALIZED    UNREALIZED
                                                                      COST         GAINS        LOSSES      FAIR VALUE
                                                                   ----------   -----------   -----------   ----------
U. S. Government and Government agencies and authorities
 (guaranteed and sponsored)......................................    $   217       $  3          $ (1)        $   219
U. S. Government and Government agencies and authorities
 (guaranteed and sponsored) -- asset backed......................      1,175         64           (35)          1,204
States, municipalities and political subdivisions................        211          7            (1)            217
International governments........................................        376         20            (3)            393
Public utilities.................................................        871         26            (3)            894
All other corporate including international......................      5,033        200           (25)          5,208
All other corporate -- asset backed..............................      4,091         41            (8)          4,124
Short-term investments...........................................      1,318         --            --           1,318
Certificates of deposit..........................................        593         10            (4)            599
                                                                   ----------     -----         -----       ----------
    Total fixed maturities.......................................    $13,885       $371          $(80)        $14,176
                                                                   ----------     -----         -----       ----------
                                                                   ----------     -----         -----       ----------

    The amortized cost and estimated fair value of fixed maturity investments as of December 31, 1998 by estimated maturity year are shown below. Expected maturities differ from contractual maturities due to call or prepayment provisions. Asset backed securities, including mortgage backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                            F-11
--------------------------------------------------------------------------------

consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral and can be expected to vary from actual experience.

                                    MATURITY

                                            AMORTIZED
                                              COST      FAIR VALUE
                                           -----------  -----------
One year or less.........................   $   3,047    $   3,116
Over one year through five years.........       4,796        4,843
Over five years through ten years........       3,242        3,318
Over ten years...........................       3,420        3,541
                                           -----------  -----------
    Total................................   $  14,505    $  14,818
                                           -----------  -----------
                                           -----------  -----------

    Sales of fixed maturities, excluding short-term fixed maturities, for the years ended December 31, 1998, 1997 and 1996 resulted in proceeds of $3.2 billion, $4.2 billion and $3.5 billion, gross realized capital gains of $103, $169 and $87, gross realized capital losses (including writedowns) of $131, $176 and $298, respectively. In 1996, gross realized capital losses includes an other than temporary impairment of $137 related to the Company's block of guaranteed investment contract business written prior to 1995 which could not recover to amortized cost prior to sale. Sales of equity security investments for the years ended December 31, 1998, 1997 and 1996 resulted in proceeds of $35, $132 and $74 and gross realized capital gains of $21, $12 and $2, respectively, and no gross realized capital losses for all periods.

(F) CONCENTRATION OF CREDIT RISK

    The Company is not exposed to any significant concentration of credit risk in fixed maturities of a single issuer greater than 10% of stockholder's equity.

(G) DERIVATIVE INSTRUMENTS

    Hartford Life Insurance Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards and exchange traded futures and options, in accordance with Company policy and in order to achieve one of three Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; or, to control transactions costs. The Company utilizes derivative instruments to manage market risk through four principal risk management strategies: hedging anticipated transactions, hedging liability instruments, hedging invested assets and hedging portfolios of assets and/or liabilities. The Company does not trade in these instruments for the express purpose of earning trading profits.

    Hartford Life Insurance Company maintains a derivatives counterparty exposure policy which establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. Credit exposures are quantified weekly and netted, and collateral is pledged to or held by the Company to the extent the current value of derivatives exceed exposure policy thresholds.

    Hartford Life Insurance Company's derivative program is monitored by an internal compliance unit and is reviewed by senior management and Hartford Life's Finance Committee of the Board of Directors. Notional amounts, which represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk, pertaining to derivative financial instruments (excluding the Company's guaranteed separate account derivative investments), totaled $6.2 billion and $6.5 billion ($3.9 billion and $4.6 billion related to the Company's investments, $2.3 billion and $1.9 billion on the Company's liabilities) as of December 31, 1998 and 1997, respectively.

    The tables below provide a summary of derivative instruments held by Hartford Life Insurance Company as of December 31, 1998 and 1997, segregated by major investment and liability category:

F-12                            HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

                                                          1998 -- AMOUNT HEDGED (NOTIONAL AMOUNTS)
                                     ----------------------------------------------------------------------------------
                                                                                                  FOREIGN
                                      TOTAL      ISSUED    PURCHASED                  INTEREST    CURRENCY     TOTAL
                                     CARRYING    CAPS &      CAPS &      FUTURES        RATE       SWAPS      NOTIONAL
           ASSETS HEDGED              VALUE      FLOORS      FLOORS        (2)         SWAPS        (3)        AMOUNT
-----------------------------------  --------   --------   ----------   ----------   ----------   --------   ----------
Asset backed securities (excluding
 inverse floaters and
 anticipatory).....................  $  5,163   $     --   $   188      $     3      $      885     $--       $ 1,076
Inverse floaters (1)...............        24         44        55           --              --      --            99
Anticipatory (4)...................        --         --        --           --             235      --           235
Other bonds and notes..............     7,683        461       597           18           1,300      90         2,466
Short-term investments.............     1,948         --        --           --              --      --            --
                                     --------   --------   ----------       ---      ----------     ---      ----------
    Total fixed maturities.........    14,818        505       840           21           2,420      90         3,876
Equity securities, policy loans and
 other investments.................     6,979         --        --           --              --      --            --
                                     --------   --------   ----------       ---      ----------     ---      ----------
    Total investments..............  $ 21,797        505       840           21           2,420      90         3,876
    Other policyholder funds.......  $ 19,615      1,100        50           --           1,195      --         2,345
                                     --------   --------   ----------       ---      ----------     ---      ----------
    Total derivative instruments --
     notional value................             $  1,605   $   890      $    21      $    3,615     $90       $ 6,221
                                     --------   --------   ----------       ---      ----------     ---      ----------
    Total derivative instruments --
     fair value....................             $     (6)  $    19      $    --      $       27     $(7)      $    33
                                     --------   --------   ----------       ---      ----------     ---      ----------
                                     --------   --------   ----------       ---      ----------     ---      ----------

                                                      1997 -- AMOUNT HEDGED (NOTIONAL AMOUNTS)
                                     --------------------------------------------------------------------------
                                                                                              FOREIGN
                                      TOTAL    ISSUED    PURCHASED                 INTEREST   CURRENCY   TOTAL
                                     CARRYING  CAPS &      CAPS &                    RATE      SWAPS    NOTIONAL
           ASSETS HEDGED              VALUE    FLOORS      FLOORS     FUTURES (2)    SWAPS      (3)     AMOUNT
-----------------------------------  --------  -------  ------------  -----------  ---------  --------  -------
Asset backed securities
 (excluding inverse floaters and
 anticipatory).....................  $  5,253  $   500    $   1,404       $  28     $    221    $ --    $2,153
Inverse floaters (1)...............        75       47           80          --           25      --       152
Anticipatory (4)...................        --       --           --          --           --      --        --
Other bonds and notes..............     7,531      462          460          22        1,258      91     2,293
Short-term investments.............     1,317       --           --          --           --      --        --
                                     --------  -------  ------------        ---    ---------     ---    -------
    Total fixed maturities.........    14,176    1,009        1,944          50        1,504      91     4,598
Equity securities, policy loans and
 other investments.................     3,983       --           --          --           --      --        --
                                     --------  -------  ------------        ---    ---------     ---    -------
    Total investments..............  $ 18,159    1,009        1,944          50        1,504      91     4,598
    Other policyholder funds.......  $ 21,034       10          150          --        1,747      --     1,907
                                     --------  -------  ------------        ---    ---------     ---    -------
    Total derivative instruments --
     notional value................            $ 1,019    $   2,094       $  50     $  3,251    $ 91    $6,505
                                     --------  -------  ------------        ---    ---------     ---    -------
    Total derivative instruments --
     fair value....................            $    (8)   $      23       $  --     $     19    $ (6  ) $   28
                                     --------  -------  ------------        ---    ---------     ---    -------
                                     --------  -------  ------------        ---    ---------     ---    -------

---------

    (1) Inverse floaters are variations of collateralized mortgage obligations (CMO's) for which the coupon rates move inversely with an index rate such as the London Interbank Offered Rate (LIBOR). The risk to principal is considered negligible as the underlying collateral for the securities is guaranteed or sponsored by government agencies. To address the volatility risk created by the coupon variability, the Company uses a variety of derivative instruments, primarily interest rate swaps, caps and floors.

    (2) As of December 31, 1998 and 1997, approximately 5% and 44% , respectively, of the notional futures contracts expire within one year.

    (3) As of December 31, 1998 and 1997, approximately 11% and 16%, respectively, of foreign currency swaps expire within one year.

    (4) Deferred gains and losses on anticipatory transactions are included in the carrying value of fixed maturities in the Consolidated Balance Sheets. At the time of the ultimate purchase, they are reflected as a basis adjustment to the purchased asset. As of December 31, 1998 and 1997, the Company had no deferred gains for interest rate swaps. During 1998, $1.5 in deferred gains were basis adjusted.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                            F-13
--------------------------------------------------------------------------------

    The following is a reconciliation of notional amounts by derivative type and strategy as of December 31, 1998 and 1997:

                                             DECEMBER 31, 1997               MATURITIES/    DECEMBER 31, 1998
                                              NOTIONAL AMOUNT    ADDITIONS TERMINATIONS (1)  NOTIONAL AMOUNT
                                             -----------------   -------- ----------------- -----------------
BY DERIVATIVE TYPE
Caps.........................................      $1,239         $1,000       $  327            $1,912
Floors.......................................       1,864             --        1,281               583
Swaps/Forwards...............................       3,342          1,838        1,475             3,705
Futures......................................          50              8           37                21
Options......................................          10             --           10                --
                                                 -------         --------     -------           -------
    Total....................................      $6,505         $2,846       $3,130            $6,221
                                                 -------         --------     -------           -------
BY STRATEGY
Liability....................................      $1,907         $1,099       $  661            $2,345
Anticipatory.................................          --            242            7               235
Asset........................................       1,805          1,260          667             2,398
Portfolio....................................       2,793            245        1,795             1,243
                                                 -------         --------     -------           -------
    Total....................................      $6,505         $2,846       $3,130            $6,221
                                                 -------         --------     -------           -------
                                                 -------         --------     -------           -------

---------

    (1) During 1998, the Company had no significant gains or losses on terminations of hedge positions using derivative financial instruments.

 4. FAIR VALUE OF FINANCIAL INSTRUMENTS

    SFAS No. 107 "Disclosure about Fair Value of Financial Instruments" requires disclosure of fair value information of financial instruments. For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts. Hartford Life Insurance Company uses the following methods and assumptions in estimating the fair value of each class of financial instrument.

    Fair value for fixed maturities and marketable equity securities approximates those quotations published by applicable stock exchanges or received from other reliable sources.

    For policy loans, carrying amounts approximate fair value.

    Fair value for other invested assets primarily consist of partnerships and trusts that are based on external market valuations from partnership and trust management as well as mortgage loans where carrying amounts approximate fair value.

    Other policyholder funds fair value information is determined by estimating future cash flows, discounted at the current market rate.

    The fair value of derivative financial instruments, including swaps, caps, floors, futures, options and forward commitments, is determined using a pricing model which is validated through periodic comparison to dealer quoted prices.

    The carrying amount and fair values of Hartford Life Insurance Company's financial instruments as of December 31, 1998 and 1997 were as follows:

                                                                1998                1997
                                                         ------------------  ------------------
                                                         CARRYING    FAIR    CARRYING    FAIR
                                                          AMOUNT     VALUE    AMOUNT     VALUE
                                                         ---------  -------  ---------  -------
ASSETS
  Fixed maturities.....................................   $ 14,818  $14,818   $ 14,176  $14,176
  Equity securities....................................         31       31        180      180
  Policy loans.........................................      6,684    6,684      3,756    3,756
  Other investments....................................        264      309         47       91
LIABILITIES
  Other policyholder funds (1).........................   $ 11,709  $11,726   $ 11,769  $11,755

---------

    (1) Excludes corporate owned life insurance and universal life insurance contracts.

F-14                            HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

 5. SEPARATE ACCOUNTS

    Hartford Life Insurance Company maintained separate account assets and liabilities totaling $90.3 billion and $69.1 billion as of December 31, 1998 and 1997, respectively, which are reported at fair value. Separate account assets, which are segregated from other investments, reflect two categories of risk assumption: non-guaranteed separate accounts totaling $80.6 billion and $58.6 billion as of December 31, 1998 and 1997, respectively, wherein the policyholder assumes the investment risk, and guaranteed separate accounts totaling $9.7 and $10.5 billion as of December 31, 1998 and 1997, respectively, wherein Hartford Life Insurance Company contractually guarantees either a minimum return or account value to the policyholder. Included in non-guaranteed separate account assets were policy loans totaling $1.8 billion and $1.9 billion as of December 31, 1998 and 1997, respectively. Net investment income (including net realized capital gains and losses) and interest credited to policyholders on separate account assets are not reflected in the Consolidated Statements of Income.

    Separate account management fees and other revenues were $908, $699 and $538 in 1998, 1997 and 1996, respectively. The guaranteed separate accounts include fixed market value adjusted (MVA) individual annuity and modified guaranteed life insurance. The average credited interest rate on these contracts was 6.6% and 6.5% as of December 31, 1998 and 1997, respectively. The assets that support these liabilities were comprised of $9.5 billion and $10.2 billion in fixed maturities as of December 31, 1998 and 1997, respectively. The portfolios are segregated from other investments and are managed to minimize liquidity and interest rate risk. In order to minimize the risk of disintermediation associated with early withdrawals, fixed MVA annuity and modified guaranteed life insurance contracts carry a graded surrender charge as well as a market value adjustment. Additional investment risk is hedged using a variety of derivatives which totaled $40 and $119 in carrying value and $3.5 billion and $3.0 billion in notional amounts as of December 31, 1998 and 1997, respectively.

 6. STATUTORY RESULTS

                                       FOR THE YEARS ENDED DECEMBER
                                                    31,
                                      -------------------------------
                                        1998       1997       1996
                                      ---------  ---------  ---------
Statutory net income................  $     211  $     214  $     144
                                      ---------  ---------  ---------
Statutory surplus...................  $   1,676  $   1,441  $   1,207
                                      ---------  ---------  ---------
                                      ---------  ---------  ---------

    A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The total amount of statutory dividends which may be paid by the insurance subsidiaries of the Company in 1999 is estimated to be $168.

    Hartford Life Insurance Company and its domestic insurance subsidiaries prepare their statutory financial statements in accordance with accounting practices prescribed by the State of Connecticut. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners, as well as state laws, regulations, and general administrative rules.

 7. STOCK COMPENSATION PLANS

    Hartford Life Insurance Company's employees are included in the 1997 Hartford Life, Inc. Incentive Stock Plan (the "Plan"), which was adopted during the second quarter of 1997. Under the Plan, options granted may be either non-qualified options or incentive stock options qualifying under Section 422A of the Internal Revenue Code. The aggregate number of shares of Class A Common Stock which may be awarded in any one year shall be subject to an annual limit. The maximum number of shares of Class A Common Stock which may be granted under the Plan in each year shall be 1.5% of the total issued and outstanding shares of Hartford Life Class A Common Stock and treasury stock as reported in the Annual Report on Hartford Life's Form 10-K for the preceding year plus unused portions of such limit from prior years. In addition, no more than 5 million shares of Class A Common Stock shall be cumulatively available for awards of incentive stock options under the Plan, and no more than 20% of the total number of shares on a cumulative basis shall be available for restricted stock and performance shares.

    All options granted have an exercise price equal to the market price of Hartford Life's stock on the date of grant and an option's maximum term is ten years. Certain nonperformance based options become exercisable upon the attainment of specified market price appreciation of Hartford Life's common shares or at seven years after the date of grant, while the remaining nonperformance based options become exercisable over a three year period commencing with the date of grant.

    Also included in the Plan are long-term performance awards which become payable upon the attainment of specific performance goals achieved over a three year period.

    During the second quarter of 1997, Hartford Life established the Hartford Life, Inc. Employee Stock Purchase Plan (ESPP). Under this plan, eligible employees of Hartford Life and the Company may purchase Class A Common Stock of Hartford Life at a 15% discount from the lower of the market price at the beginning or end of the quarterly offering period. Hartford Life may sell up to 2,700,000 shares of stock to eligible employees. Hartford Life sold 121,943 and 54,316 shares under the ESPP in 1998 and 1997, respectively. The weighted average fair value of the discount under the ESPP was $13.80 per share in 1998 and $9.63 per share in 1997.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                            F-15
--------------------------------------------------------------------------------

 8. POSTRETIREMENT BENEFIT AND SAVINGS PLANS

(A) PENSION PLANS

    Hartford Life Insurance Company's employees are included in The Hartford's noncontributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Company's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of the Company's group pension contracts. The cost to the Company was approximately $6 in 1998 and $5 in both 1997 and 1996.

    The Company also provides, through The Hartford, certain health care and life insurance benefits for eligible retired employees. A substantial portion of the Company's employees may become eligible for these benefits upon retirement. The Company's contribution for health care benefits will depend on the retiree's date of retirement and years of service. In addition, the plan has a defined dollar cap which limits average Company contributions. The Company has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense, allocated by The Hartford, was immaterial to the results of operations for 1998, 1997 and 1996.

    The assumed rate in the per capita cost of health care (the health care trend rate) was 7.8% for 1998, decreasing ratably to 5.0% in the year 2003. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions, the effect will be amortized over the average future service of covered employees.

(B) INVESTMENT AND SAVINGS PLAN

    Substantially all employees of the Company are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in Class A Common Stock of Hartford Life or certain other investments, are matched, up to 3% of compensation, by the Company. The cost to Hartford Life Insurance Company for the above-mentioned plan was approximately $4 and $2 in 1998 and 1997, respectively.

 9. REINSURANCE

    Hartford Life Insurance Company cedes insurance to other insurers, including its parent, HLA, in order to limit its maximum loss. Such transfer does not relieve the Company of its primary liability. The Company also assumes insurance from other insurers. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk.

    Net premiums and other considerations were comprised of the following:

                                       FOR THE YEARS ENDED DECEMBER
                                                    31,
                                      -------------------------------
                                        1998       1997       1996
                                      ---------  ---------  ---------
Gross premiums......................  $   2,722  $   2,164  $   2,138
Assumed.............................        150        159        190
Ceded...............................       (654)      (686)      (623)
                                      ---------  ---------  ---------
  Net premiums and other
   considerations...................  $   2,218  $   1,637  $   1,705
                                      ---------  ---------  ---------
                                      ---------  ---------  ---------

    The Company ceded approximately $128, $76 and $100 of group life premium to HLA in 1998, 1997 and 1996, respectively, representing $38.4 billion, $33.6 billion and $33.3 billion of insurance in force, respectively. The Company ceded $383, $339 and $318 of accident and health premium to HLA in 1998, 1997 and 1996, respectively. The Company assumed $82, $89 and $101 of premium in 1998, 1997 and 1996, respectively, representing $7.4 billion, $8.2 billion and $8.5 billion of individual life insurance in force, respectively, from HLA.

    Life reinsurance recoveries, which reduce death and other benefits, approximated $97, $158 and $140 for the years ended December 31, 1998, 1997 and 1996, respectively.

    Hartford Life Insurance Company has no significant reinsurance-related concentrations of credit risk.

 10. INCOME TAX

    Hartford Life and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing separate Federal, state and local income tax returns.

    As long as The Hartford continues to own at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of Hartford Life, the Company will be included for Federal income tax purposes in the affiliated group of which The Hartford is the common parent. It is the intention of The Hartford and its non-life subsidiaries to file a single consolidated Federal income tax return. The life insurance companies will file a separate consolidated federal income tax return. The Company's effective tax rate was 35%, 36% and 35% in 1998, 1997 and 1996, respectively.

F-16                            HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

    Income tax expense is as follows:

                                            FOR THE YEARS ENDED DECEMBER
                                                         31,
                                           -------------------------------
                                             1998       1997       1996
                                           ---------  ---------  ---------
Current..................................  $     307  $     162  $     118
Deferred.................................       (119)         5        (98)
                                           ---------  ---------  ---------
  Income tax expense.....................  $     188  $     167  $      20
                                           ---------  ---------  ---------
                                           ---------  ---------  ---------

    A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follows:

                                            FOR THE YEARS ENDED DECEMBER 31,
                                            ---------------------------------
                                              1998       1997        1996
                                            ---------  ---------     -----
Tax provision at the U.S. Federal
 statutory rate...........................  $     188  $     164   $      20
Other.....................................         --          3          --
                                            ---------  ---------         ---
  Total...................................  $     188  $     167   $      20
                                            ---------  ---------         ---
                                            ---------  ---------         ---

    Deferred tax assets (liabilities) include the following as of December 31:

                                                   1998       1997
                                                 ---------  ---------
Tax basis deferred policy acquisition costs....  $     751  $     639
Financial statement deferred policy acquisition
 costs and reserves............................        103         69
Employee benefits..............................          4          8
Net unrealized capital gains on securities.....        (98)       (96)
Investments and other..........................       (296)      (272)
                                                 ---------  ---------
  Total........................................  $     464  $     348
                                                 ---------  ---------
                                                 ---------  ---------

    Hartford Life Insurance Company had a current tax payable of $65 and $64 as of December 31, 1998 and 1997, respectively.

    Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and, based on current tax law, will be taxable in the future only under conditions which management considers to be remote; therefore, no Federal income taxes have been provided on this deferred income. The balance for tax return purposes of the Policyholders' Surplus Account as of December 31, 1998 was $104.

 11. RELATED PARTY TRANSACTIONS

    Transactions of the Company with HA&I and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. Indirect expenses allocated to the Company by The Hartford were $47, $34 and $40 in 1998, 1997 and 1996, respectively. Management believes that the methods used are reasonable.

 12. COMMITMENTS AND CONTINGENT LIABILITIES

(A) LITIGATION

    Hartford Life Insurance Company is involved in pending and threatened litigation in the normal course of its business in which claims for monetary and punitive damages have been asserted. Although there can be no assurances, at the present time the Company does not anticipate that the ultimate liability arising from such pending or threatened litigation, after consideration of provisions made for potential losses and costs of defense, will have a material adverse effect on the financial condition or operating results of the Company.

(B) GUARANTY FUNDS

    Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the deemed losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. Part of the assessments paid by the Company and its subsidiaries pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $9, $15 and $11 in 1998, 1997 and 1996, respectively, of which $4, $4 and $5, respectively, were estimated to be creditable against premium taxes.

(C) LEASES

    The rent paid to Hartford Fire for space occupied by the Company was $7 in both 1998 and 1997 and $3 in 1996. Future minimum rental commitments are as follows:

1999.............  $       7
2000.............         12
2001.............         12
2002.............         13
2003.............         13
Thereafter.......         74
                   ---------
  Total..........  $     131
                   ---------
                   ---------

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                            F-17
--------------------------------------------------------------------------------

    Rental expense is recognized on a level basis over the term of the primary sublease, which expires on December 31, 2009, and amounted to approximately $9 in both 1998 and 1997 and $8 in 1996.

(D) TAX MATTERS

    Hartford Life's federal income tax returns are routinely audited by the Internal Revenue Service. Hartford Life is currently under audit for the years 1993 through 1995, with the audit for the years 1996 through 1997 expected to begin during early 1999. Management believes that adequate provision has been made in the financial statements for items that may result from tax examinations and other tax related matters.

(E) INVESTMENTS

    As of December 31, 1998, Hartford Life Insurance Company held $71 of asset backed securities securitized and serviced by Commercial Financial Services, Inc. (CFS) of which $50 were included in the Company's general account and $21 in the Company's guaranteed separate account. In October 1998, the Company became aware of allegations of improper activities at CFS. On December 11, 1998, CFS filed for protection under Chapter 11 of the Bankruptcy Code. As of December 31, 1998, CFS continues to service the asset backed securities, which remain current on payments of principal and interest, however, the Company does not expect to recover all of its principal investment. Based upon information available in the fourth quarter 1998, the Company recognized a $25, after-tax, writedown related to its holdings in CFS of which $18 was related to the Company's general account assets. The ultimate realizable amount depends on the outcome of the bankruptcy of CFS and these estimates are therefore subject to material change as new information becomes available. The Company is presently unable to determine the amount of further potential loss, if any, related to the securities.

 13. SEGMENT INFORMATION

    Hartford Life Insurance Company adopted SFAS No. 131, "Disclosures about Segments of an Enterprise and Related Information", during the fourth quarter of 1998. This statement replaces SFAS No. 14, "Financial Reporting for Segments of a Business Enterprise", and establishes new standards for reporting information about operating segments in annual financial statements and in interim financial reports issued to shareholders. It also establishes standards for related disclosures about products and services, geographic areas and major customers. This statement requires that the reportable operating segments be based on the Company's internal operations. On this basis, Hartford Life Insurance Company's segments represent strategic operations which offer different products and services as well as serve different markets.

    Hartford Life Insurance Company is organized into three reportable operating segments which include Investment Products, Individual Life and Corporate Owned Life Insurance (COLI). Investment Products offers individual variable annuities, fixed market value adjusted (MVA) annuities and fixed and variable immediate annuities, mutual funds, deferred compensation and retirement plan services, structured settlement contracts and other special purpose annuity contracts. Individual Life sells a variety of life insurance products, including variable life, universal life, interest-sensitive whole life and term life insurance. COLI primarily offers variable products used by employers to fund non-qualified benefits or other post-employment benefit obligations as well as leveraged COLI. The Company includes in "Other" corporate items not directly allocable to any of its reportable operating segments as well as certain employee benefit products including group life and disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA.

    The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 2. Hartford Life Insurance Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Intersegment revenues are not significant and primarily occur between corporate and the operating segments. These amounts include interest income on allocated surplus and the amortization of net realized capital gains and losses through net investment income utilizing the duration of the segment's investment portfolios. The Company's revenues are primarily derived from customers within the United States. The Company's long-lived assets primarily consist of deferred policy acquisition costs and deferred tax assets from within the United States. The following table outlines summarized financial information concerning the Company's segments. The information for 1997 and 1996 has been restated to conform to the 1998 presentation.

                                                         INVESTMENT INDIVIDUAL
1998                                                     PRODUCTS    LIFE      COLI      OTHER    TOTAL
-------------------------------------------------------  ---------  -------  ---------  -------  -------
Total revenues.........................................   $ 1,779   $  543    $  1,567  $    86  $ 3,975
Net investment income..................................       736      181         793       49    1,759
Amortization of deferred policy acquisition costs......       326      105          --       --      431
Income tax expense (benefit)...........................       145       35          12       (4)     188
Net income (loss)......................................       270       64          24       (8)     350
Assets.................................................    87,207    5,228      22,631    3,197  118,263

F-18                            HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

                                                         INVESTMENT INDIVIDUAL
1997                                                     PRODUCTS    LIFE      COLI      OTHER    TOTAL
-------------------------------------------------------  ---------  -------  ---------  -------  -------
Total revenues.........................................   $ 1,510   $  487    $    980  $    32  $ 3,009
Net investment income..................................       739      164         429       36    1,368
Amortization of deferred policy acquisition costs......       250       83          --        2      335
Income tax expense.....................................       111       30          15       11      167
Net income.............................................       206       55          27       14      302
Assets.................................................    72,288    4,914      17,800    2,743   97,745

                                                         INVESTMENT INDIVIDUAL
1996                                                     PRODUCTS    LIFE      COLI      OTHER    TOTAL
-------------------------------------------------------  ---------  -------  ---------  -------  -------
Total revenues.........................................   $ 1,002   $  440    $  1,360  $    87  $ 2,889
Net investment income..................................       684      153         480       80    1,397
Amortization of deferred policy acquisition costs......       174       60          --       --      234
Income tax expense (benefit)...........................       (42 )     24          11       27       20
Net income (loss)......................................       (77 )     44          26       45       38
Assets.................................................    57,410    3,753      14,222    2,377   77,762

 14. QUARTERLY RESULTS FOR 1998 AND 1997 (UNAUDITED)

                                                                       THREE MONTHS ENDED
                                     --------------------------------------------------------------------------------------
                                          MARCH 31,              JUNE 30,           SEPTEMBER 30,          DECEMBER 31,
                                     --------------------  --------------------  --------------------  --------------------
                                       1998       1997       1998       1997       1998       1997       1998       1997
                                     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Revenues...........................   $    915   $    651   $    721   $    645   $    826   $    679   $  1,513   $  1,034
Benefits, claims and expenses......        787        550        591        536        688        550      1,371        904
Net income.........................         83         63         85         74         89         81         93         84

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                            F-19
--------------------------------------------------------------------------------

  SCHEDULE I -- SUMMARY OF INVESTMENTS -- OTHER THAN INVESTMENTS IN AFFILIATES
                            AS OF DECEMBER 31, 1998
                                 (IN MILLIONS)

                                                                   AMOUNT AT
                                                                     WHICH
                                                         FAIR       SHOWN ON
TYPE OF INVESTMENT                              COST     VALUE   BALANCE SHEET
---------------------------------------------  -------  -------  --------------
Fixed Maturities
Bonds and Notes
  U. S. Government and Government agencies
   and authorities (guaranteed and
   sponsored)................................  $   121  $   123     $   123
  U. S. Government and Government agencies
   and authorities (guaranteed and sponsored)
   -- asset backed...........................    1,001    1,016       1,016
  States, municipalities and political
   subdivisions..............................      165      173         173
  Foreign governments........................      393      412         412
  Public utilities...........................      844      874         874
  All other corporate including
   international.............................    5,469    5,687       5,687
  All other corporate -- asset backed........    4,155    4,171       4,171
  Short-term investments.....................    1,847    1,847       1,847
Certificates of deposit......................      510      515         515
                                               -------  -------     -------
Total fixed maturities.......................   14,505   14,818      14,818
                                               -------  -------     -------
Equity Securities
Common Stocks
  Industrial and miscellaneous...............       30       31          31
                                               -------  -------     -------
Total equity securities......................       30       31          31
                                               -------  -------     -------
Total fixed maturities and equity
 securities..................................   14,535   14,849      14,849
                                               -------  -------     -------
Policy Loans.................................    6,684    6,684       6,684
                                               -------  -------     -------
Other Investments
  Mortgage loans on real estate..............      206      207         206
  Other invested assets......................       58      102          58
                                               -------  -------     -------
Total other investments......................      264      309         264
                                               -------  -------     -------
Total investments............................  $21,483  $21,842     $21,797
                                               -------  -------     -------
                                               -------  -------     -------

F-20                            HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

              SCHEDULE III -- SUPPLEMENTARY INSURANCE INFORMATION
              FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996
                                 (IN MILLIONS)

                                                DEFERRED
                                                 POLICY       FUTURE       OTHER         PREMIUMS          NET
                                               ACQUISITION    POLICY     POLICYHOLDER    AND OTHER      INVESTMENT
SEGMENT                                           COSTS      BENEFITS      FUNDS      CONSIDERATIONS     INCOME
---------------------------------------------  -----------   ---------   ----------   ---------------   ---------

1998
Investment Products..........................    $2,823       $2,407      $ 9,194         $1,043         $  736
Individual Life..............................       931          466        2,307            363            181
Corporate Owned Life Insurance...............        --          225        8,097            774            793
Other........................................        --          497           17             38             49
                                               -----------   ---------   ----------       ------        ---------
Consolidated operations......................    $3,754       $3,595      $19,615         $2,218         $1,759
                                               -----------   ---------   ----------       ------        ---------
                                               -----------   ---------   ----------       ------        ---------

1997
Investment Products..........................    $2,478       $2,070      $ 9,620         $  771         $  739
Individual Life..............................       837          392        2,182            323            164
Corporate Owned Life Insurance...............        --           56        9,259            551            429
Other........................................        --          541          (27)            (8)            36
                                               -----------   ---------   ----------       ------        ---------
Consolidated operations......................    $3,315       $3,059      $21,034         $1,637         $1,368
                                               -----------   ---------   ----------       ------        ---------
                                               -----------   ---------   ----------       ------        ---------

1996
Investment Products..........................    $2,030       $1,526      $10,140         $  537         $  684
Individual Life..............................       730          346        2,160            287            153
Corporate Owned Life Insurance...............        --           --        9,823            880            480
Other........................................        --          602           11              1             80
                                               -----------   ---------   ----------       ------        ---------
Consolidated operations......................    $2,760       $2,474      $22,134         $1,705         $1,397
                                               -----------   ---------   ----------       ------        ---------
                                               -----------   ---------   ----------       ------        ---------

                                                   NET        BENEFITS,    AMORTIZATION
                                                REALIZED     CLAIMS AND     OF DEFERRED
                                                 CAPITAL        CLAIM         POLICY
                                                  GAINS      ADJUSTMENT     ACQUISITION    DIVIDENDS TO     OTHER
SEGMENT                                         (LOSSES)      EXPENSES         COSTS       POLICYHOLDERS   EXPENSES
---------------------------------------------  -----------   -----------   -------------   -------------  ----------
1998
Investment Products..........................    $  --         $  670          $326            $ --         $  368
Individual Life..............................       (1)           262           105              --             77
Corporate Owned Life Insurance...............       --            924            --             329            278
Other........................................       (1)            55            --              --             43
                                               -----------   -----------      -----           -----          -----
Consolidated operations......................    $  (2)        $1,911          $431            $329         $  766
                                               -----------   -----------      -----           -----          -----
                                               -----------   -----------      -----           -----          -----
1997
Investment Products..........................    $  --         $  677          $250            $ --         $  266
Individual Life..............................       --            242            83              --             77
Corporate Owned Life Insurance...............       --            439            --             240            259
Other........................................        4             21             2              --            (16)
                                               -----------   -----------      -----           -----          -----
Consolidated operations......................    $   4         $1,379          $335            $240         $  586
                                               -----------   -----------      -----           -----          -----
                                               -----------   -----------      -----           -----          -----
1996
Investment Products..........................    $(219)        $  744          $175            $ --         $  203
Individual Life..............................       --            245            59              --             68
Corporate Owned Life Insurance...............       --            545            --             634            144
Other........................................        6              1            --               1             12
                                               -----------   -----------      -----           -----          -----
Consolidated operations......................    $(213)        $1,535          $234            $635         $  427
                                               -----------   -----------      -----           -----          -----
                                               -----------   -----------      -----           -----          -----

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                            F-21
--------------------------------------------------------------------------------

                           SCHEDULE IV -- REINSURANCE
                                 (IN MILLIONS)

                                                                 CEDED TO      ASSUMED FROM               PERCENTAGE
                                                     GROSS        OTHER           OTHER         NET        OF AMOUNT
                                                     AMOUNT     COMPANIES       COMPANIES      AMOUNT   ASSUMED TO NET
                                                    --------  --------------  --------------  --------  ---------------
For the year ended December 31, 1998
Life insurance in force...........................  $326,400     $ 200,782       $  18,289    $143,907        12.7%
Premiums and other considerations
  Life insurance and annuities....................  $  2,329     $     271       $     142    $  2,200         6.5%
  Accident and health insurance...................       393           383               8          18        44.4%
                                                    --------  --------------       -------    --------
Total premiums and other considerations...........  $  2,722     $     654       $     150    $  2,218         6.8%
                                                    --------  --------------       -------    --------
                                                    --------  --------------       -------    --------
For the year ended December 31, 1997
  Life insurance in force.........................  $245,487     $ 178,771       $  33,156    $ 99,872        33.2%
Premiums and other considerations
  Life insurance and annuities....................  $  1,818     $     340       $     157    $  1,635         9.6%
  Accident and health insurance...................       346           346               2           2       100.0%
                                                    --------  --------------       -------    --------
Total premiums and other considerations...........  $  2,164     $     686       $     159    $  1,637         9.7%
                                                    --------  --------------       -------    --------
                                                    --------  --------------       -------    --------
For the year ended December 31, 1996
  Life insurance in force.........................  $177,094     $ 106,146       $  31,957    $102,905        31.1%
Premiums and other considerations
  Life insurance and annuities....................  $  1,801     $     298       $     169    $  1,672        10.1%
  Accident and health insurance...................       337           325              21          33        63.6%
                                                    --------  --------------       -------    --------
Total premiums and other considerations...........  $  2,138     $     623       $     190    $  1,705        11.1%
                                                    --------  --------------       -------    --------
                                                    --------  --------------       -------    --------

                                        PART C

                                  OTHER INFORMATION

Item 24.  Financial Statements and Exhib

     (a) All financial statements are included in Part A and Part B of the Registration Statement.

     (b) (1) Resolution of the Board of Directors of Hartford Life Insurance Company ("Company") authorizing the establishment of the Separate Account.(1)

          (2)  Not applicable. Hartford Life maintains custody of all assets.

          (3)  (a)  Principal Underwriting Agreement.(2)

               (b)  Form of Dealer Agreement.(2)

          (4)  Form of the variable annuity contract.(2)

          (5)  The form of the application.(2)

          (6)  (a)  Articles of Incorporation of Hartford.(3)

               (b)  Bylaws of Hartford.(1)

          (7)  Not applicable.

          (8)  Participation Agreement.(1)

          (9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

          (10) Consent of Arthur Andersen LLP, Independent Public Accountants.

          (11) No financial statements are omitted.

______________________________
(1) Incorporated herein by reference to the Post Effective Amendment No. 9, to the Registration Statement File No. 33-19947, dated May 1, 1995.

(2) Incorporated herein by reference to the Post Effective Amendment No. 10, to the Registration Statement File No. 33-19947, dated May 1, 1996.

(3) Incorporated herein by reference to the Post Effective Amendment No. 11, to the Registration Statement File No. 33-19947, filed on April 16, 1997.

          (12) Not applicable.

          (13) Not applicable.

          (14) Not applicable.

          (15) Copy of Power of Attorney.

          (16) Organizational Chart.

Item 25.  Directors and Officers of the Depositor

--------------------------------------------------------------------------------
NAME                         POSITION WITH HARTFORD
--------------------------------------------------------------------------------
Wendell J. Bossen            Vice President
--------------------------------------------------------------------------------
Gregory A. Boyko             Senior Vice President, Director*
--------------------------------------------------------------------------------
Peter W. Cummins             Senior Vice President
--------------------------------------------------------------------------------
Timothy M. Fitch             Vice President
--------------------------------------------------------------------------------
Mary Jane B. Fortin          Vice President & Chief Accounting Officer
--------------------------------------------------------------------------------
David T. Foy                 Senior Vice President & Treasurer
--------------------------------------------------------------------------------
Lynda Godkin                 Senior Vice President, General Counsel and
                              Corporate Secretary, Director*
--------------------------------------------------------------------------------
Lois W. Grady                Senior Vice President
--------------------------------------------------------------------------------
Stephen T. Joyce             Vice President
--------------------------------------------------------------------------------
Michael D. Keeler            Vice President
--------------------------------------------------------------------------------
Robert A. Kerzner            Senior Vice President
--------------------------------------------------------------------------------
Thomas M. Marra              Executive Vice President, Director*
--------------------------------------------------------------------------------
Joseph J. Noto               Vice President
--------------------------------------------------------------------------------
Craig R. Raymond             Senior Vice President and Chief Actuary
--------------------------------------------------------------------------------
Donald A. Salama             Vice President
--------------------------------------------------------------------------------
Lowndes A. Smith             President and Chief Executive Officer, Director*
--------------------------------------------------------------------------------
David M. Znamierowski        Senior Vice President, Director*
--------------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

*Denotes Board of Directors.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

          Filed herewith as Exhibit 16.


Item 27.  Number of Contract Owners

          As of March 31, 1999, there were 220,051 Contract Owners.


Item 28.  Indemnification

          Under Section 33-772 of the Connecticut General Statutes, unless limited by its certificate of incorporation, the Registrant must indemnify a director who was wholly successful, on the merits or otherwise, in the defense of any proceeding to which he was a party because he is or was a director of the corporation against reasonable expenses incurred by him in connection with the proceeding.

          The Registrant may indemnify an individual made a party to a proceeding because he is or was a director against liability incurred in the proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Registrant, and, with respect to any criminal proceeding, had no reason to believe his conduct was unlawful. Conn. Gen. Stat.
          Section 33-771(a). Additionally, pursuant to Conn. Gen. Stat.
          Section 33-776, the Registrant may indemnify officers and employees or agents for liability incurred and for any expenses to which they becomes subject by reason of being or having been an employees or officers of the Registrant. Connecticut law does not prescribe standards for the indemnification of officers, employees and agents and expressly states that their indemnification may be broader than the right of indemnification granted to directors.

          The foregoing statements are specifically made subject to the detailed provisions of Section 33-770 et seq.

          Notwithstanding the fact that Connecticut law obligates the Registrant to indemnify a only a director that was successful on the merits in a suit, under Article VIII, Section 1 of the Registrant's bylaws, the Registrant must indemnify both directors and officers of the Registrant for (1) any claims and liabilities to which they become subject by reason of being or having been a directors or officers of the company and legal and (2) other expenses incurred in defending against such claims, in each case, to the extent such is consistent with statutory provisions.

          Additionally, the directors and officers of Hartford and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy issued to The Hartford Financial Services Group, Inc. and its subsidiaries. Such policy will reimburse the Registrant for any payments that it shall make to directors and officers pursuant to law and will, subject to certain exclusions contained in the policy, further pay any other costs, charges and expenses and settlements and judgments arising from any proceeding involving any director or officer of the Registrant in his past or present capacity as such, and for which he may be liable, except as to any liabilities arising from acts that are deemed to be uninsurable.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

     (a) HSD acts as principal underwriter for the following investment companies:

          Hartford Life Insurance Company - Separate Account One
          Hartford Life Insurance Company - Separate Account Two
          Hartford Life Insurance Company - Separate Account Two
           (DC Variable Account I)
          Hartford Life Insurance Company - Separate Account Two
           (DC Variable Account II)
          Hartford Life Insurance Company - Separate Account Two
           (QP Variable Account)
          Hartford Life Insurance Company - Separate Account Two
           (Variable Account "A")
          Hartford Life Insurance Company - Separate Account Two
           (NQ Variable Account)
          Hartford Life Insurance Company - Putnam Capital Manager
           Trust Separate Account
          Hartford Life Insurance Company - Separate Account Three
          Hartford Life Insurance Company - Separate Account Five
          Hartford Life Insurance Company - Separate Account Seven
          Hartford Life and Annuity Insurance Company - Separate Account One Hartford Life and Annuity Insurance Company - Putnam Capital Manager
           Trust Separate Account Two
          Hartford Life and Annuity Insurance Company - Separate Account Three

          Hartford Life and Annuity Insurance Company - Separate Account Five Hartford Life and Annuity Insurance Company - Separate Account Six American Maturity Life Insurance Company - Separate Account AMLVA Royal Life Insurance Company - Separate Account One
          Royal Life Insurance Company - Separate Account Two
          Alpine Life Insurance Company - Separate Account One
          Alpine Life Insurance Company - Separate Account Two

(b)  Directors and Officers of HSD

          Name and Principal      Positions and Offices
           Business Address          With Underwriter
          ------------------      ---------------------

          Lowndes A. Smith       President and Chief Executive Officer, Director
          Thomas M. Marra        Executive Vice President & Director
          Robert A. Kerzner      Executive Vice President
          Peter W. Cummins       Senior Vice President
          Lynda Godkin           Senior Vice President, General Counsel and
                                 Corporate Secretary
          David T. Foy Jr.       Treasurer
          George R. Jay          Controller

          Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 30.  Location of Accounts and Records

          All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31.  Management Services

          All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32.  Undertakings

     (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted.

     (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Council of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                      SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Hartford, and State of Connecticut on this 12th day of April, 1999.

HARTFORD LIFE INSURANCE COMPANY -
DC VARIABLE ACCOUNT I
       (Registrant)

*By:  Thomas M. Marra                             *By:  /s/ Marianne O'Doherty
      ----------------------------------                ----------------------
      Thomas M. Marra, Executive Vice President          Marianne O'Doherty
                                                         Attorney-In-Fact

HARTFORD LIFE INSURANCE COMPANY
       (Depositor)

*By:  Thomas M. Marra
      ----------------------------------
      Thomas M. Marra, Executive Vice President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

Gregory A. President, Senior Vice President,
  Director*
Lynda Godkin, Senior Vice President,
  General Counsel & Corporate Secretary, Director*
Thomas M. Marra, Executive Vice                    *By: /s/ Marianne O'Doherty
  President, Director*                                  ----------------------
Lowndes A. Smith, President &                            Marianne O'Doherty
  Chief Executive Officer, Director*                     Attorney-In-Fact
David M. Znamierowski, Senior Vice President,
  Director*                                              April 12, 1999

                                    EXHIBIT INDEX


(9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary

(10)   Consent of Arthur Andersen LLP, Independent Public Accountants

(15)   Copy of Power of Attorney

(16)   Organizational Chart